As filed with the Securities and Exchange Commission on April 25, 2025

File No. 333-260640

811-21250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

--------------------------------

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 16

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74

Wilton Reassurance Life Co of New York Variable Life Separate Account A

(Exact Name of Registrant)

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(Name of Depositor)

800 Westchester Avenue

Suite 641 North

Rye Brook, New York 10573

(203) 762-4400

(Address of Depositor’s principal executive offices)

CT Corporation System

28 Liberty Street

Floor 42

New York, NY 10005

(212) 894-8940

(Name, Address and Telephone Number of Agent for Service)

Copy to:

Karen Carpenter, Esquire

4840 N. River Blvd., Suite 400

Cedar Rapids, Iowa 52411

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X ] on May 1, 2025 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

New Consultant Protector Variable Universal Life

Flexible Premium Variable Universal Life Insurance Policies

Issued by: Wilton Reassurance Life Company of New York

In connection with: Wilton Reassurance Life Co of New York Variable Life Separate Account A

Mailing Address:

P.O. Box 4272, Clinton, IA 52733-4272

Telephone Number: 1-800-262-1028

Date: May 1, 2025

This Prospectus describes information you should know about the Consultant Protector Flexible Premium Variable Universal Life Insurance Policy (the “Policy” or “Policies”). Please read it carefully.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

Effective December 31, 2008, this product is no longer being offered for sale.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Policies are not FDIC insured.

1 PROSPECTUS

2 PROSPECTUS

3 PROSPECTUS

Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured’s age at his or her last birthday.

Attained Age — The Insured’s age on his or her last birthday as of the Policy Issue Date and subsequent Policy Anniversaries.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Company — Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the Safety Net Premium provision.

Insured — The person whose life is covered by your Policy.

Investment Options — Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Automatic Payment — A method of paying a premium each month automatically, for example by bank draft or salary deduction.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

Net Investment Factor — An index applied to measure the net investment performance of a Sub-Account from one Valuation Date to the next. It is used to determine the Policy Value of a Sub-Account in any Valuation Period.

Net Policy Value — The Policy Value, less any Policy Debt.

Net Premium — The Premium paid less the premium expense charge.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.

4 PROSPECTUS

Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“You” “Your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

Policy Value — The sum of the values in the Sub-Accounts of the Separate Account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.

Portfolio Company(ies) — The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as Premium for the Policy by you or on your behalf.

Safety Net Premium — The period of time the Policy is guaranteed to stay inforce based on the payment of the Safety Net Premium.

Separate Account — Wilton Reassurance Life Co of New York Variable Life Separate Account A, which is a segregated investment account of Wilton Reassurance Life Company of New York.

Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

We, Us, Our — Our company, Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

You, Your — The person(s) having the rights of ownership defined in your Policy.

5 PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of $10.00 applies.

If the investor surrenders the Policy within the first 14 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 5.66% ($56.58 per $1,000 of Face Amount). For example, if you surrender your Policy, you could pay a surrender charge of up to $5,658 on a Policy with a $100,000 Face Amount.

				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges

In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee may be charged for the second and each subsequent transfer in each calendar month. (We are currently waiving the Transfer Fee.) Fees may also be charged to exercise optional benefits.

				Charges and Deductions – Premium Expense and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)

In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative expense charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:

				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company’s Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.09%	1.41%

6 PROSPECTUS

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 14 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.

Principal Risks of Investing in the Policy
Risks Associated with Investment Options

Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.

Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account
Insurance Company Risks

An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Wilton Reassurance Life Company of New York, including its financial strength ratings, is available upon request by calling 1-800-262-1028.

General Account and Financial Condition of Wilton Reassurance Life Company of New York
Contract Lapse

Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

How Your Policy Can Lapse

7 PROSPECTUS

Restrictions		Location in Prospectus
Investments

We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes	Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy and note that there is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.

Federal Taxes

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

Charges and Deductions – Commissions Paid to Broker-Dealers
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing Policy.

Charges and Deductions – Commissions Paid to Broker-Dealers and Surrender Charges

8 PROSPECTUS

Overview of the Policy

For Whom is this Policy Appropriate?

This Policy is designed to provide both life insurance protection, flexibility in Premium payments and a choice of Death Benefits. It may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, financial goals needing a Death Benefit with an added investment component and funds that are not required to meet current needs.

What Premium Payments are Required Under the Policy?

Because the Policy is a “flexible premium” policy you have a great amount of flexibility in determining the timing and amount of your Premiums. You are required to pay a first year Premium, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. After the first Policy Year, you do not have to pay the required Premium as long as you pay the cumulative Premium due under the Safety Net Premium Feature.

Under the Safety Net Premium Feature, we agree to keep the Policy, including any optional benefits, inforce for a specified period regardless of the investment performance of the Sub-Accounts as long as your total premiums paid (reduced for withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. When the Safety Net Premium Feature is not in effect, your Policy remains inforce as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. Payment of insufficient premiums may result in a lapse of the Policy.

Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately.

The Policy currently offers multiple Investment Options, which include Sub-Accounts and a Fixed Account option. Each Sub-Account invests in a single Portfolio Company. You may invest in up to 21 Investment Options. You may transfer money among your investment choices, subject to restrictions. Additional information about each Portfolio Company is provided in the Appendix A at the back of this Prospectus.

What are the Primary Features of the Policy?

Death Benefit. While your Policy is inforce, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.

Withdrawal Options. You may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000.

Loan Provisions. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

Optional Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. The riders we currently offer are described below in “Other Benefits Available Under the Policy.” In our discretion, we may offer additional riders or stop offering a rider. All riders can be concurrently elected. Riders requiring an additional cost will reduce your Policy Value due to the cost of the rider.

9 PROSPECTUS

Riders

•

Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65.

•	Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.

•	Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.

•	Additional Insured Term Rider – This rider provides life insurance coverage on an Additional Insured.

•	Primary Insured Term Rider – This rider provides additional term life insurance coverage on the Primary Insured.

•

Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

•	Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value.

Other Benefits

•	Dollar Cost Averaging - You may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account or Fixed Account.

•	Portfolio Rebalancing - We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

10 PROSPECTUS

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Expense Charge	When you pay a premium	5.25% of the Premium amount
Surrender Charge	When you surrender your Policy during the first 14 Policy Years	Maximum: $56.58 per $1,000 of Face Amount Minimum: $4.70 per $1,000 of Face Amount
Year One Charge for a Representative Investor(1) Surrender Charge for 37-year old Male Non-Smoker	When you surrender your Policy	$16.34 per $1,000 of Face Amount

Partial Withdrawal Service Fee	When you make a withdrawal	$10.00

Transfer Fee(2)	Second and each subsequent transfer in each calendar month	Maximum $10.00

Accelerated Death Benefit Rider, Terminal Illness	When Benefit Elected	N/A

Overloan Protection Rider(3)	When Benefit Elected	4.5% of Policy Value

(1)

The charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular charges that would apply to you by contacting the number on the cover page.

(2)	We are currently waiving this fee.

(3)	Only for Policies applied for on or after August 27, 2007.

11 PROSPECTUS

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolio Company’s fees and expenses.

Periodic Charges Other Than Annual Portfolio Company’s Expenses

Charge	When Charge is Deducted	Amount Deducted - Guaranteed
Base Policy Charge:
Cost of Insurance(1) Maximum and Minimum Charge Charge for a Representative Investor(1) Cost of Insurance Charge for 37-year old Male Non-Smoker, $120,000 Face Amount, at issue	Monthly	Maximum: $83.33 per $1,000 Net Amount at Risk Minimum: $0.06 per $1,000 Net Amount at Risk Maximum: $83.33 per $1,000 Net Amount at Risk Minimum: $0.16 per $1,000 Net Amount at Risk
Policy Fee	Monthly	$10
Mortality and Expense Risk Fees	Monthly	Years 1-14: 0.05% monthly (0.55% annually) on total monthly Sub-Account Policy Value Years 15+: 0.01% monthly (0.15% annually) on total monthly Sub-Account Policy Value
Administrative Expense Charge	Monthly	Years 1-20: $0.03 ($0.35/annually) per $1,000 Initial Face Amount Years 21+: $0.02 ($0.20) per $1,000 Initial Face Amount
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 4% annually; Interest Rate on Standard Loans 5% annually

Optional Benefit Charges
Children’s Level Term Rider	Monthly	$0.53 per $1,000 unit of coverage
Accidental Death Benefit Rider Charge for a Representative Investor(1) Cost of Insurance Charge for 37-year old Male Non-Smoker	Monthly	Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.08 per $1,000 of benefit amount Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.08 per $1,000 of benefit amount

12 PROSPECTUS

Continuation of Payment Rider Charge for a Representative Investor(1) Cost of Insurance Charge for 37-year old Male Non-Smoker	Monthly	Maximum COI: $1.54 per $100 of benefit amount Minimum COI: $0.23 per $100 of benefit amount Maximum COI: $0.38 per $100 of benefit amount Minimum COI: $0.38 per $100 of benefit amount
Additional Insured Term Rider Charge for a Representative Investor(1) Cost of Insurance Charge for 37-year old Male Non-Smoker, $120,000 Face Amount, at issue	Monthly	Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.06 per $1,000 benefit amount Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.13 per $1,000 benefit amount
Primary Insured Term Rider Charge for a Representative Investor(1) Cost of Insurance Charge for 37-year old Male Non-Smoker at issue	Monthly	Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.03 per $1,000 benefit amount Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.04 per $1,000 benefit amount

(1)

The cost of insurance or other charge varies based on individual characteristics. The cost of insurance charge or other charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular cost of insurance or other charges that would apply to you by contacting the number on the cover page.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of the Portfolio Companies available under the Policy, including their annual expenses, is located in the Appendix A at the back of this Prospectus.

The Portfolio Company’s Annual Expenses

	Minimum	Maximum
Total Annual Operating Expenses(1) (expenses that are deducted from the Portfolio Company’s assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.41%

(1)	Expenses are shown as a percentage of the Portfolio Company’s average daily net assets (before any waiver or reimbursement) as of December 31, 2024.

13 PROSPECTUS

Principal Risks of Investing in the Policy

Risk of Loss. You can lose money by investing in the Policy. Amounts you allocate to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolio Companies in which those Sub-Accounts invest. You bear the investment risk that the Portfolio Companies might not meet their investment objectives. Shares of the Portfolio Companies are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Not a Short-Term Investment. This Policy is designed to provide benefits on a long-term basis. It is not suitable as a short-terms savings vehicle. You should not purchase the Policy if you may need to access the Policy Value within a short time. If you are purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which you are purchasing the Policy.

Risks Associated with Investments. Your Policy Value will vary depending on the investments options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its unique risks. You should review these investment options before making an investment decision.

Insurance Company Risks. An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you.

Policy Lapse. Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstate Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

Access to Cash Value. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We will subtract a surrender charge from your surrender proceeds during the first ten Policy Years and an additional surrender charge applies the first ten years following an increase to the Face Amount. You also may withdraw a portion of your Policy Value through a partial withdrawal. We deduct a partial withdrawal service fee of $10 from the remaining Policy Value for a partial withdrawal. Surrenders and withdrawals may have adverse tax consequences.

Tax Consequences. Your Policy is structured to meet the definition of a life insurance policy under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that

14 PROSPECTUS

definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance policies, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1⁄2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance policy under the Tax Code. For more information on the consequences of a Policy becoming a modified endowment contracts, see Federal Taxes -Modified Endowment Contracts. For more information on the tax treatment of the Policy, in general, see “Federal Taxes”.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

General Description of Depositor, Registrant, and Sub-Accounts

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“Company”) serves as depositor of the Separate Account. The home office is located at 800 Westchester Avenue, Suite 641 North, Rye Brook, New York 10573 and we have offices located at 20 Glover Avenue, 4th Floor, Norwalk, CT 06850. We will be moving our Norwalk office in September 2025 to 801 Main Avenue, 5th Floor, Norwalk, CT 06851. Our administrative office for mailing is P.O. Box 4272, Clinton, IA 52733-4272.

General Account and Financial Condition of Wilton Reassurance Life Company of New York. Any guarantees under the Policy that exceed your Policy Value are paid out of the Company’s general account and are subject to our financial strength and claims paying ability. Obligations funded by the general account are the death benefit, living benefits, the accelerated death benefit riders, and the Overloan Protection Rider.

We are obligated to pay all money we owe under the Policies — such as death benefits and income payments — if that amount exceeds the assets in the Separate Account. Any such amount is paid from our general account. Such amounts are subject to our financial strength and claims paying ability and our long-term ability to make such payments. We are regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account and requires us to hold a specific amount of reserves to meet contractual obligations payable out of our general account. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. State regulators also require Wilton Reassurance Life Company of New York to maintain a minimum amount of capital, to act as a cushion in the event the Company suffers a financial impairment. But there is no guarantee that we will always be able to meet our claims paying obligations, and there are risks associated with purchasing any insurance product.

We encourage Policy Owners to read and understand our financial statements. Our financial statements are included in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information without charge by writing to us at P.O. Box 4272, Clinton, IA 52733-4272 or calling us at 1-800-262-1028.

The Separate Account. Wilton Reassurance Life Co of New York Variable Life Separate Account A is the registrant of the Policies. It was originally established in 1995, as a segregated asset account of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York was acquired by Wilton Reassurance Company on October 1, 2021 and subsequently on November 1, 2021 merged into Wilton Reassurance Life Company of New York on the same date. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or the Company. Wilton Reassurance Life Co of New York Variable Life Separate Account A is a segregated separate account of the Company. Wilton Reassurance Life Company of New York owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are

15 PROSPECTUS

attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Wilton Reassurance Life Company of New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Wilton Reassurance Life Company of New York’s other assets. Wilton Reassurance Life Company of New York is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolio Companies. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts, or the Portfolio Companies. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolio Companies and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account. The street address for the Wilton Reassurance Life Co of New York Variable Life Separate Account A is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850. We will be moving our Norwalk office in September 2025 to 801 Main Avenue, 5th Floor, Norwalk, CT 06851. Our administrative office for mailing is P.O. Box 4272, Clinton, IA 52733-4272.

Sub-Accounts. You may allocate your purchase payments to various Sub-Accounts. Each Sub-Account invests in the shares of a corresponding Portfolio Company. Each Portfolio Company has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name; its type or a brief statement of its investment objectives; its investment adviser and any sub-investment adviser; current expenses; and performance is included in the Appendix A at the back of this Prospectus. Certain Portfolio Companies may not be available depending on the date you purchased your Policy. In addition, certain Portfolio Companies are closed to Policy Owners not invested in the specified Portfolio Companies by a designated date.

We do not provide investment advice, nor do we recommend any particular Sub-Account. You bear the risk of any decline in the value of Sub-Accounts resulting from the performance of the Sub-Accounts. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolio Companies when making an allocation to the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolio Companies held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of Portfolio Company shares as to which a Policy Owner may give instructions as of the record date for a Portfolio Company’s shareholder meeting.

The number of votes you are entitled to for a Portfolio Company’s shares held in a Sub-Account in which you are invested is determined by dividing your Sub-Account value attributable to the Portfolio Company by the net asset value of a single Portfolio Company share. Fractional shares will be counted.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio Company shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio Company are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

16 PROSPECTUS

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolio Companies or to approve or disapprove an investment advisory contract for one or more of the Portfolio Companies.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolio Companies if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio Company or would result in the purchase of securities for the Portfolio Company which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio Company. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio Company shares without obtaining instructions from our Policy Owners, and we may choose to do so.

Charges and Deductions

Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the premium expense charge. The premium expense charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

New York does not currently have a premium tax.

Monthly Deduction. On the Issue Date and on each Monthly Activity Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)	the policy fee;

2)	the administrative expense charge;

3)	the mortality and expense risk charge;

4)	the cost of insurance charge for your Policy; and

5)	the cost of certain additional benefits provided by riders, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

Policy Fee. The monthly policy fee will never be more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The policy fee is waived after the Insured’s age 100.

Administrative Expense Charge. The monthly Administrative Expense Charge rates for (a) the first 20 Policy Years and (b) Policy Year 21 and thereafter are set at Policy issue. The maximum monthly Administrative Expense Charge is set at an annual rate of $0.3504 per $1,000 of Face Amount in Policy Years 1 through 20 and $0.1992 per $1,000 of Face Amount thereafter. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s attained age at the time of the increase. The applicable charge applies for ten years from the date of the increase. The Administrative Expense Charge is waived after the Insured’s age 100.

17 PROSPECTUS

Mortality and Expense Risk Charge. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Sub-Accounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured’s Age 100.

Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (37-Year Old Non-Smoking Male):

Face Amount	$100,000

Death Benefit Option	1

Policy Value on the Current Monthly Activity Day	$30,000

Insured’s Attained Age	37

Corridor Percentage	250%

Death Benefit	$100,000

On the Monthly Activity Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 250% = $75,000). See Death Benefits - Death Benefits- Death Benefit Options. Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) – $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $125,000 (250% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $74,592 (($125,000/1.0032737) – $50,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and

18 PROSPECTUS

substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Smoker and Non-Smoker Mortality Table, based on the Insured’s sex, smoker status, and age.

Beginning on the Policy Anniversary following the Insured’s 100st birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.

Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 4%. The annual interest rate charged for preferred loans is 4.0%,. All non-preferred loans will be treated as a standard loan. Standard loans are charged an annual interest rate of 5.0%. See Policy Loans for information regarding how Policy loans are deducted from the relevant accounts. For additional information please refer to Policy Loans section.

Rider Charges. If your Policy includes one or more optional benefits, a rider charge applicable to each optional benefit you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The charge for the Children’s Level Term Rider is $0.53 per $1,000 unit of coverage. The Accidental Death Benefit Rider cost of insurance charge varies based on the insured’s age when added to the Policy; the maximum cost of insurance for this rider is $0.13 per $1,000 of benefit amount and the minimum cost of insurance is $0.08 per $1,000 of benefit amount. The Continuation of Payment Rider cost of insurance charge varies based on the insured’s sex and age when added to the Policy; the maximum cost of insurance for this rider is $1.54 per $100 of benefit amount and the minimum cost of insurance is $0.23 per $100 of benefit amount. The Additional Insured Term Rider cost of insurance charge varies based on the insured’s age, sex, rider Face Amount, and underwriting status when added to the Policy; the maximum cost of insurance for this rider is $83.33 per $1,000 of benefit amount and the minimum cost of insurance is $0.06 per $1,000 of benefit amount. The Primary Insured Term Rider cost of insurance charge varies based on the insured’s age at issue, sex, and underwriting status; the maximum cost of insurance for this rider is $83.33 per $1,000 of benefit amount and the minimum cost of insurance is $0.03 per $1,000 of benefit amount. Rider charges for a representative insured are in the “Periodic Charges Other Than Portfolio Company’s Operating Expenses” table of this Prospectus. The Accelerated Death Benefit Rider, Terminal Illness Rider may be added to your policy at any time for no additional cost. The Overloan Protection Rider has a transaction fee of 4.5% of the Policy Value if the benefit is elected. For a description of the optional riders, see “Other Benefits Available Under the Policy”.

Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

Portfolio Company Charges. You indirectly bear the charges and expenses of the Portfolio Companies whose shares are held by the Sub-Accounts to which you allocate your Policy Value. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the prospectuses for the appropriate Portfolio Companies.

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services

19 PROSPECTUS

we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 fees. We (and/or our affiliates) or principal underwriter for the Policies indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by the principal underwriter that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying fund portfolios for more information).

•

Administrative, Marketing and Support Service fees (“Service Fees”). The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including the principal underwriter. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying portfolio assets. Policy owners, through their indirect investment in the portfolios, bear the costs of these advisory fees (see the prospectuses for the portfolios for more information).

The amount of the payments we receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid.

	Maximum Fee % of assets*		Maximum Fee % of assets*
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – I Series	0.15%	Janus Aspen Series – Institutional Shares	0.20%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – II Series	0.40%	Janus Aspen Series – Service Shares	0.30%
The Alger American Fund – Class I-2	0.25%	Lazard Retirement Series, Inc. – Service Shares	0.25%
AllianceBernstein Variable Products Series Fund, Inc. – Class A	0.20%	Legg Mason Partners Variable Equity and Income Trusts	0.25%
Deutsche DWS Variable Series - Class A (Global Income Builder)	0.15%	Financial Investors Variable Insurance Trust (Morningstar) – Class I	0.125% - 0.20%***
Deutsche DWS Variable Series - Class A (Small Cap)	0.13%	Morgan Stanley Variable Insurance Fund Inc. – Class I	0.15%
Deutsche DWS Variable Series - Class A (Equity 500)	0.09%	MFS Variable Insurance Trust – Initial Class	0.15%
Fidelity Variable Insurance Products Fund – Initial Class	0.05%**	PIMCO Variable Insurance Trust – Administrative Shares	0.25%
Fidelity Variable Insurance Products Fund – Service Class	0.10%	T. Rowe Price Equity Series, Inc. – Class I	0.15%

* Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us.

** Not received on the Money Market or Index 500 portfolio.

*** <$250m = 12.5 bps/<$1b = 15 bps/<2.5b = 17.5 bps/>$2.5b = 20 bps

20 PROSPECTUS

Proceeds from certain of these payments by the portfolios, the advisers, the sub-advisers and/or their affiliates may be profit to us and may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, issuing, marketing, distributing and administering the Policies and (2) that we incur, in our role as intermediary, in promoting, marketing, distributing and administering the fund portfolios.

Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 37 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$16.34

Male Smoker	$22.20

Female Non-Smoker	$14.88

Female Smoker	$16.92

Accordingly, if the Insured were a male non-smoker age 37 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $1,634.00.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker	$56.27

Male Smoker	$56.58

Female Non-Smoker	$56.29

Female Smoker	$56.36

If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, status as a smoker or non-smoker,

21 PROSPECTUS

and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 37 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 37	Male, Smoker Age 37	Female, Nonsmoker Age 37	Female, Smoker Age 37
1	100%	100%	100%	100%
2	100%	100%	100%	100%
3	100%	100%	100%	100%
4	100%	100%	100%	100%
5	100%	99%	100%	100%
6	91%	91%	91%	91%
7	82%	82%	82%	82%
8	73%	73%	73%	73%
9	64%	64%	64%	64%
10	55%	55%	55%	55%
11	46%	45%	46%	46%
12	37%	34%	37%	37%
13	28%	24%	28%	28%
14	18%	12%	18%	18%
15	0%	0%	0%	0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal [$898.70 ($1,634.00 × 55%)]. A different surrender charge percentage rate might apply if the Insured is older than 37 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a ten Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face Amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent or contact our Service Center at the number on the cover page of this prospectus. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The premium expense charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the premium expense charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

Partial Withdrawal Service Fee. We do not assess a surrender charge for a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10, for a partial withdrawal from the remaining Policy Value to cover our expenses relating to the partial withdrawal.

22 PROSPECTUS

Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Commissions Paid to Broker-Dealers. The Policies were offered on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of 0.66% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and the terms of the arrangement may differ among broker-dealers and banks.

General Description of the Policy

Policy Rights. The Policy provides a number of Policy roles. They are the Policy Owner, the Insured, and the Beneficiaries.

Policy Owner. The Policy Owner controls the Policy during the lifetime of the Insured. The Insured is the Policy Owner if no other person is named in the application as the Policy Owner. Unless you provide otherwise, as Policy Owner, you may exercise all rights granted by the Policy without the consent of anyone else. If the last-named Policy Owner dies before the Insured, then any contingent owner is the new Policy Owner. If no Policy Owner named is living, then the Policy Owner will be the estate of the last-named Policy Owner.

You may name a new Policy Owner. You must make this request in writing in a form satisfactory to us and file it with us. No such request is binding upon us until we accept it. When we accept it, it is effective as of the date you signed the request, subject to any action we have taken before we accept it.

Insured. The Insured is the person whose life is covered by this Policy.

Beneficiaries. You name the Beneficiary(ies) (Primary Beneficiary, Contingent Beneficiary) in the application for the Policy. You may change the Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their written consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

23 PROSPECTUS

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions regarding the amount each Beneficiary is to receive, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

Dividends. We do not pay any dividend under the Policies.

The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of these acts. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Wilton New York. Wilton New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 3.0%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than those rates.

Policy and/or Registrant Changes

Changes to the Policy. We reserve the right to amend the Policy to comply with changes in requirements imposed by our regulators. Only officers of Wilton Reassurance Life Company of New York have authority to change this Policy. No agent may do this. Any change must be made in writing by us and is subject to any necessary regulatory approvals.

Changes to the Separate Account

Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right, subject to applicable law:

•	Operate the Separate Account in any form permitted by law;

•	Take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

•

Transfer assets from one Sub-Account to another, or to our general account and to substitute the Portfolio Companies in which the Sub-Accounts invest subject to requirements of the Investment Company Act of 1940;

•	Add, combine, or remove Sub-Accounts in the Separate Account

•	Assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and

24 PROSPECTUS

•

Change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged by the Separate Account and the Portfolio Companies in connection with the Policies.

•	De-register the Separate Account under the Investment Company Act of 1940;

•	Manage the Separate Account under the direction of a committee or discharge such committee at any time;

•	Restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account;

•	Combine the Separate Account with one or more other separate accounts; and

•

Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this Policy belongs, to another separate account. If this type of transfer is made, the term “Separate Account”, as used in the Policy, shall mean the separate account to which the assets were transferred.

We also reserve the right, subject to applicable laws and regulations and after providing notice to you, to discontinue accepting Premium payments and/or discontinue permitting transfers into Sub-Accounts of the Separate Account.

Transfers

General. While the Policy is inforce, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee, although currently we are waiving it.

You currently may not have Policy Value in more 21 Investment Options. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on Valuation Dates. See “Policy Value”. If we receive your request on a day that is not a Valuation Date, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent Valuation Date.

Special requirements apply to transfers from the Fixed Account. You may transfer a single payment from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

To give a third-party authorization, you must first send us a completed authorization form.

25 PROSPECTUS

The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effective on that day at that day’s price. Calls completed after 4:00 p.m. will be effective on the Valuation Date, at that day’s price.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is inforce you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing so long as your Policy Value is spread among no more than 21 Investment Options. The interval between transfers may be monthly, quarterly, semi-annually or annually, at your option. There are no fees associated with the Dollar Cost Averaging program. Transfers made under a Dollar Cost Averaging program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after you elect the Dollar Cost Averaging program. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers — General” for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the Investment Options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. There are no fees associated with Portfolio Rebalancing. Transfers made under a Portfolio Rebalancing program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. No more than 21 Investment Options can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on

26 PROSPECTUS

transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancing’s occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio Company and raise its expenses, which can impair the Portfolio Company’s performance and adversely affect your Policy Value. Our Policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolio Companies also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio Company, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•

we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio Company or otherwise would be to the disadvantage of other Policy Owners; or

27 PROSPECTUS

•

we are informed by one or more of the Portfolio Companies that they intend to restrict the purchase, exchange, or redemption of the Portfolio Company shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of the Portfolio Company shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•

the total dollar amount being transferred, both in the aggregate and in the transfer request; the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

•

whether your transfers follow a pattern that appears designed to take advantage of short-term market fluctuations, particularly within certain Sub-Account underlying the Portfolio Company that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

•	whether the manager of the underlying Portfolio Company has indicated that the transfers interfere with the Portfolio Company management or otherwise adversely impact the Portfolio Company; and

•	the investment objectives and/or size of the Sub-Account’s underlying the Portfolio Company.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio Company may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Wilton Reassurance Life Company of New York has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Wilton New York’s trading Policy. Under these agreements, Wilton New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy Value to the fund.

Short-Term Trading Fees. The underlying Portfolio Companies are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio Company’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio Company. The Portfolio will set the parameters relating to the

28 PROSPECTUS

redemption fee and such parameters may vary by Portfolio Company. If a Portfolio Company elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio Company. Please consult the Portfolio Company’s prospectus for more complete information regarding the fees and charges associated with each Portfolio Company.

Purchase of Policy and Premiums

Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. The maximum issue age is 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Not all riders may be available in all states. This Prospectus describes all material features of the Policy including all material variations.

We issue your Policy when we have determined that your application meets our underwriting requirements. The required premium for the Policy is based on the Insured’s age, sex, underwriting classification, Face Amount of the Policy, death benefit option, optional riders selected, and charges and expenses. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all underwriting requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $1,000,000, we provide you with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Activity Days, Policy Months, and Policy Years.

Premium Payments. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes”. If you pay too little, the Policy will lapse subject to the Grace Period. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see “How Your Policy Can Lapse” Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.

29 PROSPECTUS

Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy will lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts”.

Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date the specified period is the first twenty Policy Years. Otherwise the specified period runs until the Policy Anniversary after the Insured’s 80th birthday.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “How Your Policy Can Lapse”. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount is the minimum Premium required in order to issue the Policy. In subsequent years, the Safety Net Premium is the same as that of the first year provided there are no changes made to your Policy. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount. Face amount increases or decreases, partial withdrawals, and death benefit option changes may also affect the monthly Safety Net Premiums.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. The Safety Net Premium feature can be reinstated at any time before the Safety Net expiry date if total premium payments received, less partial withdrawals and Policy Debt are greater than the sum of the required monthly Safety Net Premiums. For more detail about the circumstances in which the Policy will lapse, see “How Your Policy Can Lapse”.

Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

30 PROSPECTUS

Your Policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your Policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional Premium into such a Policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may allocate Policy Value among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may change or waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, your Premiums are not allocated until all requirements are satisfied. In these cases, the Premium is held in an account without interest until the outstanding requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Sub-Account Valuation. Net Premium payments are credited to the Sub-Accounts on the basis of the Sub-Account valuation next determined after receipt of the Premium. For Premiums received before the New York Stock Exchange closes the Net Premium is allocated to the Sub-Accounts based on the Sub-Account Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00p.m. Central Time). If we receive the Premium after the close of the New York Stock Exchange, it is allocated based on the Sub-Account Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange. We convert amounts allocated to the Sub-Accounts into Accumulation Units by dividing the dollar amount allocated by the Accumulation Unit value for that Sub-Account on the Valuation Date when the allocation occurs.

Policy Value

General. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account plus the value of the Fixed Account and the Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1)  equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by

31 PROSPECTUS

the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2)  is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:

(1)	The total value of your Accumulation Units in the Sub-Account; plus

(2)	Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

(3)	Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus

(4)	Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus

(6)	The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)	Any Net Premium allocated to it, plus

(2)	Any Policy Value transferred to it from the Sub-Accounts; plus

(3)	Interest credited to it; minus

(4)	Any Policy Value transferred out of it; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)	The portion of any Monthly Deduction allocated to the Fixed Account.

(7)	All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit Proceeds, in the following circumstances:

(i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission (“SEC”), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

32 PROSPECTUS

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

We may postpone paying any amount for a total surrender, a partial withdrawal, or the disbursement of a Policy loan to authenticate the signature on a request. In the event that we postpone payment, the request will not be effective until we have validated the signature on the request to our satisfaction. Once accepted, the request for a total surrender, a partial withdrawal, or a Policy loan will be paid within seven days.

Death Benefit

Death Benefits. While your Policy is inforce, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options”, we pay the Death Benefit proceeds in one sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Riders which may impact the death benefit include the Accidental Death Benefit Rider, the Additional Insured Term Rider, the Primary Insured Term Rider, the Overloan Protection Rider, and the Accelerated Death Benefit Riders. Please see “Other Benefits Available Under Your Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

Death Benefit Options. The minimum Death Benefit is equal to the Face Amount. You may choose one of two Death Benefit Options:

Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the net amount at risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant net amount at risk. If this Policy is inforce on the Policy Anniversary following the insured’s 100th birthday and Option 2 has been selected, the death benefit option will change to Option 1.

While your Policy remains inforce, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 100 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, for a given Premium and Face Amount, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

33 PROSPECTUS

Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B
Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured’s Attained Age	37	37
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	250%	250%
Death Benefit	$120,000	$100,000

In Example A, the Death Benefit equals $120,000, i.e., the greater of $100,000 (the Face Amount) and $120,000 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000 multiplied by the corridor percentage of 250%).

Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Activity Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a Death Benefit Option change. In addition, changes to the death benefit option may have tax consequences.

Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the

34 PROSPECTUS

Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge”, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been inforce for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

Other Benefits Available Under the Policy

General. In addition to the standard death benefits associated with the Policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Optional Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Children’s Level Term Rider	Provides for level term insurance on the Insured’s children.	We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you.

Accidental Death Benefit Rider	Provide additional insurance if the Insured dies from accidental bodily injury.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.

Continuation of Payment Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

Additional Insured Term Rider	This rider provides life insurance coverage on an Additional Insured.

You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life subject to certain conditions as defined in the rider.

Primary Insured Term Rider	This rider provides additional term life insurance coverage on the Primary Insured.

You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy.

35 PROSPECTUS

Standard Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Accelerated Death Benefit Rider, Terminal Illness	Provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

A terminal illness is a medical condition that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.

The maximum accelerated death benefit you may receive is less than the Death Benefit and capped and subject to discounting, fees, required unpaid Premiums and any outstanding charges.

Overloan Protection Rider	Guarantees the Policy will not lapse due to Policy loans exceeding the Surrender Value.

Only available if Policy has been in force for at least 15 years and the Insured has attained age 75.

No additional premiums, withdrawals or loans are permitted.

There is a one-time charge of 4.5% of the Policy Value upon election.

The rider benefit is only available if certain conditions are met.

Dollar Cost Averaging	You may automatically transfer a set amount every month from any Sub-Account or the Fixed Account to any Sub-Account or the Fixed Account.	There is a minimum transfer amount of $100 per transfer. This cannot be used with Portfolio Rebalancing.

Portfolio Rebalancing	We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

If rebalancing is stopped, there is a 30 day waiting period to resume the program.

May not change allocation percentages more than twice in a 12 month period and total change to Fixed Account may not exceed 20%.

This cannot be used with Dollar Cost Averaging.

36 PROSPECTUS

Riders

•	Children’s Level Term Rider

This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. The rider may be exchanged for a new term policy on the earlier of each child’s 22nd birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider. For example, if this rider is selected with a benefit amount of $10,000, and the insured child dies prior to their 22nd birthday when the Insured is 65 or younger, we would pay you the $10,000 benefit.

•	Accidental Death Benefit Rider

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider. For example, if this rider is selected with a $100,000 benefit and the Insured dies in an accident, such as a car wreck, prior to their 70th birthday, we would pay the Policy Beneficiary $100,000 in addition to the Death Benefit of the Policy.

•	Continuation of Payment Rider

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider. For example, if this rider is selected with a benefit amount of $750, and the Insured becomes disabled before they reach 60, we will pay $750 to the Policy every month during the Insured’s disability.

•	Additional Insured Term Rider

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

•	Primary Insured Term Rider

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

•	Accelerated Death Benefit Rider, Terminal Illness

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of

37 PROSPECTUS

the Insured that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable NY law. You may add this rider after your Policy is issued. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

(i)	50% of the Death Benefit as of the date the first request is paid; or

(ii)	$250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

(i)	any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

(ii)	if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

(iii)	pro-rata amount of any outstanding Policy loan; and

(iv)	twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

For example, if the Insured’s Face Amount is $100,000 and they are diagnosed with a terminal illness, such as pancreatic cancer, and their life expectancy is less than twelve months, upon the Policy Owner’s request we will pay the Policy Owner $50,000 less an administrative fee of $200. The remaining Death Benefit for the Policy payable at the Insured’s death is $50,000.

•	Overloan Protection Rider

If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. The Overloan Protection Rider converts your Policy to a paid-up policy, which cannot lapse. As a paid- up policy, no additional premiums, withdrawals are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1) the Policy has been in force for at least 15 Policy Years;

2) the Insured has attained age 75;

3) the Death Benefit option for the Policy must be Option 1;

4) the Policy Debt is greater than the Face Amount;

5) the Policy Debt is at least 90% of the Surrender Value;

6) the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7) the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8) the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

For example, if the Policy has a Face Amount of $100,000, the Policy Owner purchased the Policy in 2005, the current year is 2021 and the Insured’s attained age is 95. All Premiums have been withdrawn from the Policy and loans were taken. The Policy Debt currently is greater than the Face Amount and all other rider conditions are met. The Overloan Protection Rider is exercised, the one-time 4.5% charge is taken and the Policy remains inforce for the rest of the Insured’s lifetime. Once the rider has been exercised, the Policy Owner can no longer pay premiums or take loans or withdrawals.

38 PROSPECTUS

Other Benefits

•

Dollar Cost Averaging - Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account. See “Transfers - Dollar Cost Averaging”. In this example, the owner elects to transfer a specified fixed amount of $1,000 monthly from Sub-Account A to Sub-Account B.

Balance of Sub-Account A Prior to Transfer	$100,000
Balance of Sub-Account B Prior to Transfer	$100,000
Transfer from Sub-Account A to Sub-Account B	$1,000
Balance of Sub-Account A After Transfer	$99,000
Balance of Sub-Account B After Transfer	$101,000

•

Portfolio Rebalancing - If you select our Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account in the Portfolio Rebalancing Program. See “Transfers - Portfolio Rebalancing”. In this example, the owner decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The owner rebalances on an annual basis. One year after $100,000 is invested in three different portfolio companies, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation Fund		Performance Year End	Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the Sub-Accounts within the Separate Account to reflect the specified allocation. The number of units for each Sub-Account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

Settlement Options

We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the settlement options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request settlement option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a settlement option, which will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%. We may pay interest in excess of the guaranteed rate. We currently offer the five settlement options described below:

Option A — Interest. We hold the proceeds, credit interest to them and pay out the funds when the person entitled to them requests.

39 PROSPECTUS

Option B — Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period.

Option C — Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for the longer of the payee’s life or the selected guarantee period of between five and twenty years. We make monthly payments for at least as long as the guarantee period selected. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

Option D — Joint and Survivor. We pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

Option E — Period Certain. We pay the proceeds in monthly installments for a specified number of years, from five to twenty- five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no settlement option is in effect, the Beneficiary may choose a settlement option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

Making Withdrawals: Accessing the Money in Your Policy

Surrender. While your Policy is inforce, you may surrender the Policy. Your Policy and all riders terminate on the day we receive your written request, or the surrender effective date requested by you, whichever is later. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a single payment or under any of the settlement options we offer. We have set forth the tax consequences of surrendering the Policy in “Federal Taxes”.

Partial Withdrawal. While the Policy is in force after the first Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial

40 PROSPECTUS

withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.

Policy Loans

General. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Postponement of Payments.”

When we make a Policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. Loan amounts are transferred from the Separate Account and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. If this is the case, the transfers from the Separate Account will be increased proportionately based on the premium allocation percentages without the Fixed Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

Loan Interest. Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest becomes part of the Policy loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non- preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 5.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

Loan Repayment. While the Policy remains inforce, you may repay the Policy loan in whole or in part without any penalty at any time while the Insured is living. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. If you have a Policy loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, and the Safety Net premium guarantee is not in effect, we notify you and any assignee in writing. To keep the Policy in force, we

41 PROSPECTUS

require you to pay a Premium sufficient to keep the Policy inforce for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “How Your Policy Can Lapse”, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax advisor for details.

Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:

Transferred Policy Value	$190,000
Transferred Policy Loan	$40,000
Surrender Value	$150,000
20% of Policy Value	$38,000
Preferred Loan	$38,000
Standard Loan	$2,000

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

Effect on Policy Value. A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy loan. The combination of an increasing loan balance, deductions for Policy charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. If eligible, you may be able to elect the Overloan Protection Rider, which converts the Policy to a paid-up policy, which would prevent the Policy from lapsing. (See “Other Benefits Available Under the Policy - Overloan Protection Rider”.) Also, if you do not repay a Policy loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

How Your Policy Can Lapse

Lapse. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Activity Day and the Safety Net Premium is not in effect, your Policy may lapse. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy inforce after the end of the Grace Period. Additional premium may be paid during the Grace Period to assure the Safety Net Premium guarantee (if in force).

At least 61 days before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional Premiums are necessary to keep the Policy inforce.

42 PROSPECTUS

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

Effect of Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. If such amounts are not received, your Policy will terminate, with no Death Benefit or any other coverage under your Policy. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.

The Safety Net will apply upon reinstatement if the Safety Net Premium guarantee expiry date has not expired and cumulative premiums received at time of reinstatement exceed the Safety Net Premium times the number of months that coverage was in force, plus three additional Safety Net Premiums.

You cannot reinstate the Policy once it has been surrendered.

Statements to Policy Owners

We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Federal Taxes

Introduction. The following discussion is general and is not intended as tax advice. Wilton Reassurance Life Company of New York makes no guarantee regarding the tax treatment of any policy or transaction involving a policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

43 PROSPECTUS

Taxation of the Company and the Separate Account. Wilton Reassurance Life Company of New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Wilton Reassurance Life Company of New York and its operations form a part of Wilton Reassurance Life Company of New York . Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Wilton Reassurance Life Company of New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Wilton Reassurance Life Company of New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Wilton Reassurance Life Company of New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes.

If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.

If a policy fails to qualify as life insurance under Section 7702, the policy will not provide any of the tax advantages normally provided by life insurance. Wilton Reassurance Life Company of New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the policy is the gross Premium paid for the policy minus any amounts previously received from the policy if such amounts were properly excluded from your gross income. If your policy is not a Modified Endowment Contract, Policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the policy may result in a taxable distribution before the investment in the policy is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the policy’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts”.

If you are owner and Insured under the policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:

•	Change Beneficiaries,
•	Assign the policy,
•	Revoke an assignment,
•	Pledge the policy; or
•	Obtain a Policy loan.

44 PROSPECTUS

If you are owner and Insured under the policy, and you transfer all incidents of ownership in the policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance policies to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally, for Policies issued to employers after August 17, 2006, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

•	the insured was an employee within 12 months of death;
•	proceeds are paid to the insured’s beneficiary;
•	proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•	the insured was a “highly compensated employee” or “highly compensated individual.”

For purposes of the COLI rules, “highly compensated employees” are:

•	more than 5% owners;
•	directors; and
•	anyone else in the top 35% of employees ranked by pay.

“Highly compensated individuals” are individuals who are:

•	more than 10% owners of the value of the stock of the employer;
•	one of the five highest paid officers; or
•	among the highest paid 35% of all employees.

The COLI provision also includes notice and consent requirements, and reporting requirements.

Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the policy before the policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

45 PROSPECTUS

If your policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your policy will be treated as though it were a new policy on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy Value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the policy. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

•	distributions made on or after the date on which the taxpayer attains age 59 1⁄2;

•	distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

•

any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the Policies required to be aggregated. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed as distributions from a Modified Endowment Contract. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Income Tax Withholding. Generally, Wilton Reassurance Life Company of New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, code Section 1441 provides that Wilton Reassurance Life Company of New York , as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act (“FATCA”) which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions. In addition, you may be subject to taxes imposed by your country of citizenship or residence. Consult with a qualified tax advisor regarding U.S. and foreign taxation with respect to a life insurance policy.

46 PROSPECTUS

Diversification Requirements. For a policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the policy. Although Wilton Reassurance Life Company of New York does not have control over the Portfolio Companies or their investments, we expect the Portfolio Companies to meet the diversification requirements.

Ownership Treatment. In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policies as necessary to prevent a policyowner from being treated as the owner of the Separate Account assets supporting the Policy.

Generation-Skipping Transfer Tax. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any Reportable Policy Sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance policy or any interest in such a policy with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the Reportable Policy Sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a Reportable Policy Sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a Reportable Policy Sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale policies are required to be reported on an IRS Form 1099-R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.

47 PROSPECTUS

Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the policy will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the policy.

Legal Proceedings

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Wilton Reassurance Life Company of New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters

All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Jaime Merritt, Assistant Secretary of Wilton Reassurance Life Company of New York.

Financial Statements

The statement of net assets of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2024, the related statement of operations for the year (or period during the year) then ended, the statements of changes in net assets for each of the two years (or period during the two years) ended December 31, 2024, and the financial highlights for each of the five years (or period during the five years) ended December 31, 2024, appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, are incorporated herein from Wilton Reassurance Life Company of New York Post-Effective Amendment No. 1 to Form S-1 SEC File No. 333-278375 filing date April 1, 2025. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

48 PROSPECTUS

Appendix A: Portfolio Companies Available Under the Policy

The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://WRNYaccess.wrli.com/ConsultantProtector. You can also request this information at no cost by calling 1-800-262-1028 or by sending an email request to var.phs.wiltonre@dxc.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

49 PROSPECTUS

				Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses		1 year	5 year	10 year
Seeks to replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Equity 500 Index VIP – Class A DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)	0.25	*	24.63%	14.22%	12.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP – Class A DWS Investment Management Americas Inc.	0.64		9.10%	5.07%	5.71%
Seeks to replicate as closely as possible before deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP – Class A DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)	0.38	*	11.15%	7.09%	7.53%
The fund seeks capital growth.	Invesco V.I. American Franchise Fund - Series I Invesco Advisers, Inc.	0.85		34.89%	15.84%	14.16%
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.89		30.41%	13.69%	9.12%
Long-term growth of capital.	Invesco V.I. Core Equity Fund - Series I Invesco Advisers, Inc.	0.80		25.60%	12.35%	9.42%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Invesco Advisers, Inc.	0.85		24.23%	10.21%	11.57%
The fund seeks capital appreciation.	Invesco V.I. Global Fund - Series II Invesco Advisers, Inc.	1.06		15.78%	9.21%	9.58%
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I Invesco Advisers, Inc.	0.89		7.73%	2.97%	3.81%
The fund seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series I Invesco Advisers, Inc.	1.00	*	-1.67%	3.04%	4.41%
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® - Series I Invesco Advisers, Inc.	0.94		17.07%	9.12%	7.95%

50 PROSPECTUS

				Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses		1 year	5 year	10 year
The fund seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I Invesco Advisers, Inc.	0.86		12.69%	10.49%	9.00%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I Invesco Advisers, Inc.	0.70		1.72%	-0.17%	0.91%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Invesco Advisers, Inc.	0.75		16.00%	10.07%	8.80%
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC	0.93		48.13%	17.84%	15.55%
Seeks long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.84	*	42.89%	16.79%	13.87%
Seeks long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.94	*	21.07%	10.34%	9.79%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class(1) Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.52		8.50%	5.65%	5.66%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.56		33.79%	17.04%	13.62%
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.47		15.35%	10.08%	9.21%

51 PROSPECTUS

			Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	1 year	5 year	10 year
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.25	5.10%	2.33%	1.62%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.56	30.39%	18.93%	16.63%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))	0.09	24.90%	14.40%	12.99%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.38	1.79%	0.46%	1.93%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)	0.73	5.01%	5.76%	6.32%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Investors US LLC	0.87	15.15%	8.06%	8.40%
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.58	28.47%	15.40%	15.65%
Long-term growth of capital.	Janus Henderson Global Research Portfolio – Service Shares Janus Henderson Investors US LLC	0.97	23.27%	12.07%	10.27%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Janus Henderson Investors US LLC	1.18	12.80%	6.86%	7.33%

52 PROSPECTUS

				Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses		1 year	5 year	10 year
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares Janus Henderson Investors US LLC	1.13		5.58%	6.95%	5.29%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I Morgan Stanley Investment Management Inc.	0.57	*	61.65%	15.86%	16.68%
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.62		12.88%	7.59%	7.27%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares Lazard Asset Management LLC	1.40		7.43%	3.03%	3.26%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations.	ClearBridge Variable Large Cap Value Portfolio - Class I Franklin Templeton Fund Advisor, LLC (Subadviser ClearBridge Investments, LLC)	0.72		8.08%	9.11%	8.63%
Seeks to maximize total return. Under normal market conditions, the fund invests at least 80% of its assets in high yield bonds. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Advisor, LLC (Subadviser Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; Western Asset Management Pte. Ltd.)	0.81		7.06%	2.06%	3.71%
To seek capital appreciation.	MFS® Investors Trust Series - Initial Class Massachusetts Financial Services Company	0.74	*	19.52%	11.39%	11.09%

53 PROSPECTUS

				Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses		1 year	5 year	10 year
To seek capital appreciation.	MFS® New Discovery Series - Initial Class Massachusetts Financial Services Company	0.87	*	6.72%	4.96%	9.19%
To seek total return.	MFS® Total Return Series - Initial Class Massachusetts Financial Services Company	0.61	*	7.75%	6.16%	6.46%
To seek total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.79	*	11.66%	5.88%	6.29%
To seek capital appreciation.	MFS® Value Series - Initial Class Massachusetts Financial Services Company	0.69	*	11.61%	8.03%	8.63%
To seek total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio - Initial Class Massachusetts Financial Services Company	0.72	*	6.92%	3.18%	4.23%
To seek capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Massachusetts Financial Services Company	0.72	*	16.27%	12.43%	13.18%
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged) - Administrative Shares Pacific Investment Management Company LLC	1.01		5.46%	1.34%	2.51%
Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	1.07		2.13%	1.93%	2.16%
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	0.79		2.53%	-0.03%	1.53%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA Franklin Advisers, Inc. (Subadvisor Putnam Investment Management, LLC and Putnam Investments Limited)	0.73		8.19%	3.63%	4.50%

54 PROSPECTUS

			Average Annual Returns (as of 12/31/24)
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	1 year	5 year	10 year
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Putnam Investment Management, LLC (Subadvisor Franklin Advisors, Inc., Putnam Investments Limited and The Putnam Advisory Company, LLC)	0.82	5.44%	7.08%	5.72%
Long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I T. Rowe Price Associates, Inc.	0.74	35.51%	14.46%	14.77%
Seeks a high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio – I T. Rowe Price Associates, Inc.	0.73	11.70%	8.48%	8.27%
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	VanEck VIP Emerging Markets Fund - Initial Class Van Eck Associates Corporation	1.29	1.21%	-2.79%	1.21%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class Van Eck Associates Corporation	1.06	-2.83%	7.54%	0.82%

* The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

(1)	Effective April 30, 2025 Fidelity® VIP Asset Manager Portfolio - Initial Class was renamed Fidelity® VIP Asset Manager 50% Portfolio - Initial Class

55 PROSPECTUS

We have filed a Statement of Additional Information, dated May 1, 2025, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Policies, the Separate Account and Wilton New York, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, please write to us at P.O. Box 4272, Clinton, IA 52733-4272 or call us at 1-800-262-1028. You may also contact us at the same number to request other information about the Policy and to make investor inquiries.

SEC reports and other information about the Separate Account and Wilton New York are also available to the public at the SEC’s website at http://www.sec.gov. Copies of any of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000233836

56 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

New Consultant Protector Variable Universal Life

Flexible Premium Variable Universal Life Insurance Policies

REGISTRANT: WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(“Separate Account”)

DEPOSITOR: WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Wilton Reassurance Life Company of New York

Mailing Address

P.O. Box 4272, Clinton, Iowa 52733-4272

1-800-262-1028

This Statement of Additional Information (“SAI”) is not a prospectus. Please review the Prospectus dated May 1, 2025, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-262-1028, going to https://WRNYaccess.wrli.com/ConsultantProtector, or writing to us at the address above.

This Statement of Additional Information uses the same defined terms as the prospectus for the Policies, except as specifically noted.

GENERAL INFORMATION AND HISTORY

Depositor

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“WRNY”) is a stock life insurance company organized under the laws of the State of New York. WRNY was incorporated in 1955.

On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction closed on October 1, 2021. On November 1, 2021 Allstate New York merged into WRNY.

WRNY is currently licensed to operate in all fifty states, the District of Columbia and the U.S. Virgin Islands. The Policies were only offered in New York. Our headquarters is located at 800 Westchester Avenue, Suite 641, North Rye Brook, NY 10573. Our service center is located in Norwalk, Connecticut.

WRNY is a direct wholly-owned subsidiary of Wilton Reassurance Company (“WRAC”), an insurance company incorporated under the laws of the State of Minnesota. WRAC is a wholly-owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware, with the ultimate controlling parent being Wilton Re Ltd.

Registrant

Wilton Reassurance Life Co of New York Variable Life Separate Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995 as a separate account under New York law. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or WRNY. As of November 1, 2021, WRNY became the owner of the assets of the Wilton Reassurance Life Co of New York Variable Life Separate Account A. Our principal place of business address is listed above.

Non-Principal Risks of Investing in the Policy

Cyber Security Risk. We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s Values, and the disclosure of your personal or confidential information. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information system failures (e.g. hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third party service providers may adversely affect us and your interest in the Policy. For instance, system failures and cyber-attacks may interfere with our processing of Policy transactions, (including the processing of orders from our website or with the Portfolios), impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Business Continuity Risk. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Policies. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Policy-related transactions or to calculate Policy Values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Policy could be impaired.

ADMINISTRATION

We have primary responsibility for all administration of the Policies and the Variable Account. We entered into a master services agreement with DXC Technology Company (“DXC”) whereby, DXC or an affiliate provides administrative services to the Variable Account and the Policies on our behalf. DXC is located at 1775 Tysons Blvd, Tysons, VA 22102. DXC is paid on a per policy transaction related basis.

PREMIUMS

Administrative Procedures

Premiums for this Policy are also referred to as payments. Payments are flexible. This means you may change the amount of planned payments and the time between payments. Payments are payable to us. The amount you pay will affect the Policy Value. If you pay too little, the Policy will lapse subject to the grace period.

Loan Repayment. As long as the Policy remains in force, the Policy debt may be repaid in whole or in part without penalty at any time while the Insured is living. You may designate whether a payment to us is a loan payment and/or Premium. Any payment received will be assumed to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a Premium payment. Loan repayments will be returned to the Separate Account.

Allocation of Premium Payments. We will invest the net Premium payments in the Fixed Account and the Sub-Accounts you selected on the application. Allocations are made according to the selections you made on the application unless you have changed your allocations in accordance with this provision. Your allocation selections must be in whole percentages from 0% to 100%. The total allocation must equal 100%. You may change your allocation percentages at any time by making a written request in a form satisfactory to us. We will establish a maximum number of Sub-Accounts to which you may allocate net Premium payments.

All net Premium payments will be allocated to the Fixed Account and the Sub-Accounts as of the valuation date payments are received by us.

UNDERWRITERS

Principal Underwriter. Wilton Re Distributors LLC (“WRDL”), serves as principal underwriter of the Policies. WRDL is an affiliate of Wilton Reassurance Life Company of New York. WRDL is a registered broker dealer under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and is a member of FINRA. The principal business address for WRDL is 4840 N. River Blvd, Cedar Rapids, IA 52411.

4

Prior to October 1, 2024 the principal underwriter was Everlake Distributors, LLC.

Offering and Commissions. The Policies were offered on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents, either individually or through an incorporated insurance agency.

The following reflects the aggregate dollar amount of underwriting commissions paid to and kept by WRDL during the last three fiscal years.

	2022	2023	2024

Commission paid to WRDL that were paid to other broker-dealers and registered representatives	0	0	$10,048.51
Commission kept by WRDL	0	0	0

Other Payments. Pursuant to the underwriting agreement WRNY will reimburse WRDL for expenses incurred in performing its services.

EXPERTS

The financial statements and financial highlights of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2024, for the year (or period during the year) then ended, and for each of the years (or period during the years) ended December 31, 2024, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Wilton Reassurance Life Company of New York, as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 695 East Main Street, Stamford, CT, 06901-2150.

FINANCIAL STATEMENTS

The statement of net assets of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2024, the related statement of operations for the year (or period during the year) then ended, the statements of changes in net assets for each of the two years (or period during the two years) ended December 31, 2024, and the financial highlights for each of the five years (or period during the five years) ended December 31, 2024, appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2024 and 2023, and for each of the three years in the period ended December  31, 2024, are incorporated herein from Wilton Reassurance Life Company of New York Post-Effective Amendment No. 1 to Form S-1 SEC File No.  333-278375 filing date April 1, 2025. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

5

Wilton Reassurance Life Co of New York Variable Life Separate Account A

Financial Statements as of December 31, 2024 and for the Years Ended December 31, 2024 and 2023, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the policyholders of Wilton Reassurance Life Co of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the sub-accounts included in the table below; the related statements of operations, changes in net assets, and financial highlights for the sub-accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
AB VPS Sustainable International Thematic Portfolio - Class A	For the period from January 1, 2024 to April 16, 2024 (cessation of operations)	For the period from January 1, 2024 to April 16, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to April 16, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020
Guggenheim VT U.S. Long Short Equity Fund	For the period from January 1, 2024 to August 16, 2024 (cessation of operations)	For the period from January 1, 2024 to August 16, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to August 16, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020
Invesco V.I. Conservative Balanced Fund - Series I	For the period from January 1, 2024 to April 25, 2024 (cessation of operations)	For the period from January 1, 2024 to April 25, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to April 25, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020
Invesco V.I. Core Plus Bond Fund - Series I	For the year ended December 31, 2024	For the two years ended December 31, 2024	For the years ended December 31, 2024 and 2023 and period from April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Equity and Income Fund - Series I	For the period from April 25, 2024 (commencement of operations) to December 31, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	For the period from January 1, 2024 to December 6, 2024 (cessation of operations)	For the period from January 1, 2024 to December 6, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to December 6, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut

April 9, 2025

We have served as the auditor of Wilton Reassurance Life Co of New York Variable Life Separate Account A since 2002.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A	AB VPS Small Cap Growth Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

ASSETS
Investments, at fair value	$3,623	$23,277	$28,286	$27,167	$—	$25,523

Total assets	$3,623	$23,277	$28,286	$27,167	$—	$25,523

NET ASSETS
Accumulation units	$3,623	$23,277	$28,286	$27,167	$—	$25,523

Total net assets	$3,623	$23,277	$28,286	$27,167	$—	$25,523

FUND SHARE INFORMATION
Number of shares	198	1,539	893	2,137	—	1,154

Cost of investments	$3,539	$21,512	$26,063	$31,211	$—	$19,916

ACCUMULATION UNIT VALUE [1]
Lowest	$38.85	$9.96	$40.90	$55.66	$—	$19.72
Highest	$38.85	$9.96	$40.90	$55.66	$—	$31.96

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A	AB VPS Small Cap Growth Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

NET INVESTMENT INCOME (LOSS)
Dividends	$30	$615	$399	$96	$—	$—

Net investment income (loss)	30	615	399	96	—	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,267	194	507	26,732	16,832	8,723
Cost of investments sold	1,283	175	462	32,795	19,030	7,119

Realized gains (losses) on fund shares	(16)	19	45	(6,063)	(2,198)	1,604
Realized gain distributions	170	—	947	—	—	47

Net realized gains (losses)	154	19	992	(6,063)	(2,198)	1,651
Change in unrealized gains (losses)	124	321	1,810	12,872	2,059	2,768

Net realized and change in unrealized gains (losses) on investments	278	340	2,802	6,809	(139)	4,419

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$308	$955	$3,201	$6,905	$(139)	$4,419

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes in sub-accounts during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

ASSETS
Investments, at fair value	$610,646	$513,886	$600,762	$63,513	$242,739	$76,307

Total assets	$610,646	$513,886	$600,762	$63,513	$242,739	$76,307

NET ASSETS
Accumulation units	$610,646	$513,886	$600,762	$63,513	$242,739	$76,307

Total net assets	$610,646	$513,886	$600,762	$63,513	$242,739	$76,307

FUND SHARE INFORMATION
Number of shares	5,270	5,762	29,449	3,566	7,803	3,227

Cost of investments	$403,909	$360,603	$592,222	$73,744	$157,001	$72,664

ACCUMULATION UNIT VALUE
Lowest	$33.30	$58.69	$22.15	$18.18	$102.43	$28.97
Highest	$184.95	$88.15	$88.10	$18.18	$102.43	$28.97

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$239	$3,088	$2,651

Net investment income (loss)	—	—	—	239	3,088	2,651

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	84,614	77,562	91,915	5,060	52,729	4,268
Cost of investments sold	67,269	65,147	100,729	6,235	36,727	4,057

Realized gains (losses) on fund shares	17,345	12,415	(8,814)	(1,175)	16,002	211
Realized gain distributions	—	—	—	—	14,710	—

Net realized gains (losses)	17,345	12,415	(8,814)	(1,175)	30,712	211
Change in unrealized gains (losses)	191,521	151,745	119,452	5,192	19,178	3,789

Net realized and change in unrealized gains (losses) on investments	208,866	164,160	110,638	4,017	49,890	4,000

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$208,866	$164,160	$110,638	$4,256	$52,978	$6,651

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

ASSETS
Investments, at fair value	$61,905	$113,987	$1,864,960	$41,931	$94,660	$1,351,346

Total assets	$61,905	$113,987	$1,864,960	$41,931	$94,660	$1,351,346

NET ASSETS
Accumulation units	$61,905	$113,987	$1,864,960	$41,931	$94,660	$1,351,346

Total net assets	$61,905	$113,987	$1,864,960	$41,931	$94,660	$1,351,346

FUND SHARE INFORMATION
Number of shares	4,263	6,929	32,188	2,234	8,246	50,822

Cost of investments	$59,469	$105,842	$1,250,039	$34,791	$94,319	$1,159,424

ACCUMULATION UNIT VALUE
Lowest	$77.90	$39.85	$29.34	$19.79	$15.03	$20.50
Highest	$77.90	$39.85	$132.37	$19.79	$19.57	$63.77

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$679	$2,765	$3,312	$403	$1,352	$23,645

Net investment income (loss)	679	2,765	3,312	403	1,352	23,645

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,649	1,061	192,143	681	7,533	111,383
Cost of investments sold	1,670	990	122,327	561	7,367	92,722

Realized gains (losses) on fund shares	(21)	71	69,816	120	166	18,661
Realized gain distributions	1,590	687	211,011	232	—	77,083

Net realized gains (losses)	1,569	758	280,827	352	166	95,744
Change in unrealized gains (losses)	3,943	5,225	207,398	4,867	6,990	65,389

Net realized and change in unrealized gains (losses) on investments	5,512	5,983	488,225	5,219	7,156	161,133

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,191	$8,748	$491,537	$5,622	$8,508	$184,778

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

ASSETS
Investments, at fair value	$823,733	$67,595	$2,099,209	$23,944	$2,602,038	$796,171

Total assets	$823,733	$67,595	$2,099,209	$23,944	$2,602,038	$796,171

NET ASSETS
Accumulation units	$823,733	$67,595	$2,099,209	$23,944	$2,602,038	$796,171

Total net assets	$823,733	$67,595	$2,099,209	$23,944	$2,602,038	$796,171

FUND SHARE INFORMATION
Number of shares	823,733	2,213	21,655	5,073	4,569	1,404

Cost of investments	$823,733	$52,651	$1,640,012	$25,907	$1,458,736	$443,196

ACCUMULATION UNIT VALUE
Lowest	$11.67	$46.52	$34.81	$23.25	$27.12	$56.30
Highest	$17.19	$46.52	$110.80	$23.25	$85.63	$56.30

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

NET INVESTMENT INCOME (LOSS)
Dividends	$29,951	$946	$18	$1,409	$30,912	$8,952

Net investment income (loss)	29,951	946	18	1,409	30,912	8,952

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	104,450	41,717	361,090	6,975	148,790	58,142
Cost of investments sold	104,450	29,836	232,580	7,722	77,830	33,145

Realized gains (losses) on fund shares	—	11,881	128,510	(747)	70,960	24,997
Realized gain distributions	—	4,455	447,136	—	1,497	469

Net realized gains (losses)	—	16,336	575,646	(747)	72,457	25,466
Change in unrealized gains (losses)	—	1,101	(37,437)	1,303	412,734	126,676

Net realized and change in unrealized gains (losses) on investments	—	17,437	538,209	556	485,191	152,142

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,951	$18,383	$538,227	$1,965	$516,103	$161,094

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

ASSETS
Investments, at fair value	$426,163	$90,438	$387,218	$79,836	$6,127	$21,443

Total assets	$426,163	$90,438	$387,218	$79,836	$6,127	$21,443

NET ASSETS
Accumulation units	$426,163	$90,438	$387,218	$79,836	$6,127	$21,443

Total net assets	$426,163	$90,438	$387,218	$79,836	$6,127	$21,443

FUND SHARE INFORMATION
Number of shares	38,813	2,408	15,203	4,518	322	1,383

Cost of investments	$482,829	$86,275	$333,861	$81,527	$5,825	$20,132

ACCUMULATION UNIT VALUE
Lowest	$11.22	$20.31	$15.55	$13.36	$21.87	$41.84
Highest	$20.83	$41.06	$36.57	$24.00	$21.87	$41.84

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$14,946	$479	$6,620	$3,149	$78	$220

Net investment income (loss)	14,946	479	6,620	3,149	78	220

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,773	11,484	83,200	6,015	255	414
Cost of investments sold	23,280	10,109	62,959	6,145	228	339

Realized gains (losses) on fund shares	(2,507)	1,375	20,241	(130)	27	75
Realized gain distributions	—	11,088	18,173	—	580	2,987

Net realized gains (losses)	(2,507)	12,463	38,414	(130)	607	3,062
Change in unrealized gains (losses)	(4,811)	320	(22,874)	1,802	(116)	(1,450)

Net realized and change in unrealized gains (losses) on investments	(7,318)	12,783	15,540	1,672	491	1,612

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,628	$13,262	$22,160	$4,821	$569	$1,832

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

ASSETS
Investments, at fair value	$24,027	$27,677	$6,070	$4,251	$79,148	$38,893

Total assets	$24,027	$27,677	$6,070	$4,251	$79,148	$38,893

NET ASSETS
Accumulation units	$24,027	$27,677	$6,070	$4,251	$79,148	$38,893

Total net assets	$24,027	$27,677	$6,070	$4,251	$79,148	$38,893

FUND SHARE INFORMATION
Number of shares	1,992	1,830	330	252	5,166	2,048

Cost of investments	$30,910	$28,256	$6,226	$4,235	$78,106	$37,827

ACCUMULATION UNIT VALUE
Lowest	$13.75	$25.50	$28.23	$26.50	$38.82	$44.41
Highest	$13.75	$25.50	$28.23	$26.50	$38.82	$44.41

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Growth VIP Fund Class 1	Franklin Templeton Small-Mid Cap Value VIP Fund Class 1

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,365	$114	$90	$835	$—

Net investment income (loss)	—	1,365	114	90	835	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,381	77	320	251	3,836	3,433
Cost of investments sold	8,575	78	308	251	4,143	3,634

Realized gains (losses) on fund shares	(1,194)	(1)	12	—	(307)	(201)
Realized gain distributions	—	107	417	83	1,647	—

Net realized gains (losses)	(1,194)	106	429	83	1,340	(201)
Change in unrealized gains (losses)	(1,726)	403	(272)	265	6,165	4,178

Net realized and change in unrealized gains (losses) on investments	(2,920)	509	157	348	7,505	3,977

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,920)	$1,874	$271	$438	$8,340	$3,977

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund*	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

ASSETS
Investments, at fair value	$20,470	$17,323	$—	$119,499	$498,075	$163,928

Total assets	$20,470	$17,323	$—	$119,499	$498,075	$163,928

NET ASSETS
Accumulation units	$20,470	$17,323	$—	$119,499	$498,075	$163,928

Total net assets	$20,470	$17,323	$—	$119,499	$498,075	$163,928

FUND SHARE INFORMATION
Number of shares	2,189	1,661	—	64,945	6,263	9,282

Cost of investments	$22,571	$20,347	$—	$134,007	$347,349	$153,535

ACCUMULATION UNIT VALUE
Lowest	$18.66	$13.62	$—	$19.43	$55.72	$22.99
Highest	$18.66	$13.62	$—	$63.98	$55.72	$69.72

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund*	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

NET INVESTMENT INCOME (LOSS)
Dividends	$889	$544	$64	$891	$—	$1,498

Net investment income (loss)	889	544	64	891	—	1,498

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	119	693	45,230	34,824	49,379	7,658
Cost of investments sold	132	813	33,769	35,480	42,905	7,801

Realized gains (losses) on fund shares	(13)	(120)	11,461	(656)	6,474	(143)
Realized gain distributions	—	—	—	9,139	—	3,474

Net realized gains (losses)	(13)	(120)	11,461	8,483	6,474	3,331
Change in unrealized gains (losses)	(45)	(166)	(8,267)	(10,635)	124,933	33,785

Net realized and change in unrealized gains (losses) on investments	(58)	(286)	3,194	(2,152)	131,407	37,116

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$831	$258	$3,258	$(1,261)	$131,407	$38,614

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes in sub-accounts during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I*

ASSETS
Investments, at fair value	$—	$38,193	$10,635	$356,474	$10,015	$37,302

Total assets	$—	$38,193	$10,635	$356,474	$10,015	$37,302

NET ASSETS
Accumulation units	$—	$38,193	$10,635	$356,474	$10,015	$37,302

Total net assets	$—	$38,193	$10,635	$356,474	$10,015	$37,302

FUND SHARE INFORMATION
Number of shares	—	1,136	1,866	4,568	387	2,136

Cost of investments	$—	$34,706	$10,830	$323,226	$9,921	$36,791

ACCUMULATION UNIT VALUE
Lowest	$—	$45.35	$10.41	$17.13	$17.50	$10.76
Highest	$—	$45.35	$10.41	$56.55	$17.50	$10.76

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I*

NET INVESTMENT INCOME (LOSS)
Dividends	$943	$249	$383	$—	$175	$649

Net investment income (loss)	943	249	383	—	175	649

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36,276	6,969	297	71,273	9	3,448
Cost of investments sold	37,462	6,812	298	69,553	9	3,384

Realized gains (losses) on fund shares	(1,186)	157	(1)	1,720	—	64
Realized gain distributions	—	2,995	—	—	372	1,394

Net realized gains (losses)	(1,186)	3,152	(1)	1,720	372	1,458
Change in unrealized gains (losses)	893	4,538	(80)	73,391	426	511

Net realized and change in unrealized gains (losses) on investments	(293)	7,690	(81)	75,111	798	1,969

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$650	$7,939	$302	$75,111	$973	$2,618

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes in sub-accounts during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

ASSETS
Investments, at fair value	$11,919	$32,380	$562,819	$8,696	$58,939	$422,737

Total assets	$11,919	$32,380	$562,819	$8,696	$58,939	$422,737

NET ASSETS
Accumulation units	$11,919	$32,380	$562,819	$8,696	$58,939	$422,737

Total net assets	$11,919	$32,380	$562,819	$8,696	$58,939	$422,737

FUND SHARE INFORMATION
Number of shares	356	810	14,558	2,027	5,761	20,876

Cost of investments	$12,477	$30,722	$514,122	$9,305	$64,503	$399,309

ACCUMULATION UNIT VALUE
Lowest	$13.70	$37.48	$57.39	$15.55	$12.16	$37.99
Highest	$13.70	$37.48	$57.39	$15.55	$12.16	$74.76

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$212	$—	$—	$271	$1,455	$5,971

Net investment income (loss)	212	—	—	271	1,455	5,971

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,069	1,004	58,631	1,173	6,144	62,325
Cost of investments sold	1,051	948	51,814	1,251	6,762	60,336

Realized gains (losses) on fund shares	18	56	6,817	(78)	(618)	1,989
Realized gain distributions	63	1,839	32,935	—	—	25,630

Net realized gains (losses)	81	1,895	39,752	(78)	(618)	27,619
Change in unrealized gains (losses)	(229)	2,523	41,466	79	90	26,278

Net realized and change in unrealized gains (losses) on investments	(148)	4,418	81,218	1	(528)	53,897

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$64	$4,418	$81,218	$272	$927	$59,868

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

ASSETS
Investments, at fair value	$91,126	$18,159	$172,857	$1,039,094	$32,839	$613,125

Total assets	$91,126	$18,159	$172,857	$1,039,094	$32,839	$613,125

NET ASSETS
Accumulation units	$91,126	$18,159	$172,857	$1,039,094	$32,839	$613,125

Total net assets	$91,126	$18,159	$172,857	$1,039,094	$32,839	$613,125

FUND SHARE INFORMATION
Number of shares	19,104	890	15,489	35,525	641	11,273

Cost of investments	$95,435	$20,231	$169,167	$802,523	$25,617	$395,088

ACCUMULATION UNIT VALUE
Lowest	$12.95	$23.47	$45.76	$47.42	$19.90	$63.00
Highest	$17.87	$23.47	$45.76	$103.75	$39.29	$63.00

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$4,997	$—	$551	$—	$646	$10,494

Net investment income (loss)	4,997	—	551	—	646	10,494

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,031	472	4,807	155,256	2,479	62,141
Cost of investments sold	2,123	532	4,958	124,340	1,945	41,607

Realized gains (losses) on fund shares	(92)	(60)	(151)	30,916	534	20,534
Realized gain distributions	—	1,713	3,969	37,410	—	—

Net realized gains (losses)	(92)	1,653	3,818	68,326	534	20,534
Change in unrealized gains (losses)	1,377	1,797	20,746	54,359	3,056	52,881

Net realized and change in unrealized gains (losses) on investments	1,285	3,450	24,564	122,685	3,590	73,415

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,282	$3,450	$25,115	$122,685	$4,236	$83,909

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

ASSETS
Investments, at fair value	$78,022	$39,742	$177,552	$70,516	$151,897	$42,145

Total assets	$78,022	$39,742	$177,552	$70,516	$151,897	$42,145

NET ASSETS
Accumulation units	$78,022	$39,742	$177,552	$70,516	$151,897	$42,145

Total net assets	$78,022	$39,742	$177,552	$70,516	$151,897	$42,145

FUND SHARE INFORMATION
Number of shares	927	4,076	3,094	1,008	7,195	2,265

Cost of investments	$70,324	$46,193	$128,709	$43,333	$108,225	$37,403

ACCUMULATION UNIT VALUE
Lowest	$24.11	$11.08	$31.08	$63.11	$38.39	$17.39
Highest	$56.13	$17.95	$119.93	$63.11	$111.66	$33.98

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$546	$1,943	$172	$405	$—	$389

Net investment income (loss)	546	1,943	172	405	—	389

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,125	2,092	10,963	16,179	22,123	837
Cost of investments sold	10,293	2,394	8,382	10,827	16,314	747

Realized gains (losses) on fund shares	832	(302)	2,581	5,352	5,809	90
Realized gain distributions	2,929	—	8,980	2,204	—	1,929

Net realized gains (losses)	3,761	(302)	11,561	7,556	5,809	2,019
Change in unrealized gains (losses)	5,940	(850)	27,336	6,153	32,743	2,095

Net realized and change in unrealized gains (losses) on investments	9,701	(1,152)	38,897	13,709	38,552	4,114

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,247	$791	$39,069	$14,114	$38,552	$4,503

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

ASSETS
Investments, at fair value	$224,597	$44,420	$93,121	$2,371	$31,460	$212,900

Total assets	$224,597	$44,420	$93,121	$2,371	$31,460	$212,900

NET ASSETS
Accumulation units	$224,597	$44,420	$93,121	$2,371	$31,460	$212,900

Total net assets	$224,597	$44,420	$93,121	$2,371	$31,460	$212,900

FUND SHARE INFORMATION
Number of shares	12,703	1,011	2,229	40	1,453	10,918

Cost of investments	$196,885	$37,358	$73,499	$1,754	$28,752	$221,612

ACCUMULATION UNIT VALUE
Lowest	$51.04	$14.06	$13.57	$31.49	$71.61	$52.49
Highest	$51.04	$14.06	$13.57	$31.49	$71.61	$52.49

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$1,838	$642	$1,240	$1	$1,116	$2,817

Net investment income (loss)	1,838	642	1,240	1	1,116	2,817

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,183	9,418	17,652	125	2,602	63,327
Cost of investments sold	6,471	7,191	12,826	95	2,322	61,647

Realized gains (losses) on fund shares	712	2,227	4,826	30	280	1,680
Realized gain distributions	11,568	—	—	59	—	34,609

Net realized gains (losses)	12,280	2,227	4,826	89	280	36,289
Change in unrealized gains (losses)	11,285	170	219	518	918	(20,648)

Net realized and change in unrealized gains (losses) on investments	23,565	2,397	5,045	607	1,198	15,641

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$25,403	$3,039	$6,285	$608	$2,314	$18,458

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

ASSETS
Investments, at fair value	$136,714	$81,052	$28,384	$134,954	$271,810	$172,682

Total assets	$136,714	$81,052	$28,384	$134,954	$271,810	$172,682

NET ASSETS
Accumulation units	$136,714	$81,052	$28,384	$134,954	$271,810	$172,682

Total net assets	$136,714	$81,052	$28,384	$134,954	$271,810	$172,682

FUND SHARE INFORMATION
Number of shares	22,635	16,146	714	5,635	19,682	7,421

Cost of investments	$159,462	$89,371	$21,427	$115,144	$317,050	$168,718

ACCUMULATION UNIT VALUE
Lowest	$28.55	$16.19	$66.83	$34.05	$101.71	$51.99
Highest	$28.55	$16.19	$66.83	$34.05	$101.71	$51.99

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$8,676	$4,774	$190	$450	$—	$4,209

Net investment income (loss)	8,676	4,774	190	450	—	4,209

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,103	1,450	742	2,734	23,143	22,856
Cost of investments sold	7,141	1,613	557	2,284	28,464	21,668

Realized gains (losses) on fund shares	(1,038)	(163)	185	450	(5,321)	1,188
Realized gain distributions	—	—	1,930	11,292	—	8,148

Net realized gains (losses)	(1,038)	(163)	2,115	11,742	(5,321)	9,336
Change in unrealized gains (losses)	1,310	501	2,371	6,645	21,512	(669)

Net realized and change in unrealized gains (losses) on investments	272	338	4,486	18,387	16,191	8,667

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,948	$5,112	$4,676	$18,837	$16,191	$12,876

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I*	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

ASSETS
Investments, at fair value	$109,350	$89,954	$36,041	$254,521	$—	$863,702

Total assets	$109,350	$89,954	$36,041	$254,521	$—	$863,702

NET ASSETS
Accumulation units	$109,350	$89,954	$36,041	$254,521	$—	$863,702

Total net assets	$109,350	$89,954	$36,041	$254,521	$—	$863,702

FUND SHARE INFORMATION
Number of shares	3,195	4,159	2,625	13,006	—	55,401

Cost of investments	$97,901	$78,679	$36,504	$254,656	$—	$730,658

ACCUMULATION UNIT VALUE
Lowest	$102.08	$57.89	$11.70	$79.11	$—	$18.60
Highest	$102.08	$57.89	$11.70	$122.60	$—	$45.01

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I*	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$2,433	$1,440	$479	$—	$4,272	$12,528

Net investment income (loss)	2,433	1,440	479	—	4,272	12,528

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,814	2,082	357	14,367	181,094	142,611
Cost of investments sold	3,414	1,729	353	15,974	178,524	123,538

Realized gains (losses) on fund shares	400	353	4	(1,607)	2,570	19,073
Realized gain distributions	3,002	6,520	—	—	—	12,302

Net realized gains (losses)	3,402	6,873	4	(1,607)	2,570	31,375
Change in unrealized gains (losses)	5,671	895	2,002	83,634	17,038	69,675

Net realized and change in unrealized gains (losses) on investments	9,073	7,768	2,006	82,027	19,608	101,050

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,506	$9,208	$2,485	$82,027	$23,880	$113,578

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes in sub-accounts during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

ASSETS
Investments, at fair value	$595,182	$70,652	$1,405,047	$276,067	$66,935	$161,841

Total assets	$595,182	$70,652	$1,405,047	$276,067	$66,935	$161,841

NET ASSETS
Accumulation units	$595,182	$70,652	$1,405,047	$276,067	$66,935	$161,841

Total net assets	$595,182	$70,652	$1,405,047	$276,067	$66,935	$161,841

FUND SHARE INFORMATION
Number of shares	54,206	6,886	111,071	28,727	6,694	14,061

Cost of investments	$573,510	$73,673	$1,268,713	$281,434	$69,544	$177,026

ACCUMULATION UNIT VALUE
Lowest	$15.36	$12.10	$17.18	$13.77	$26.59	$20.65
Highest	$30.91	$17.72	$39.08	$23.56	$26.59	$20.65

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$11,901	$1,762	$22,972	$7,348	$2,299	$4,057

Net investment income (loss)	11,901	1,762	22,972	7,348	2,299	4,057

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	107,995	1,717	266,487	18,982	4,053	4,277
Cost of investments sold	105,051	1,832	243,433	19,649	4,329	4,653

Realized gains (losses) on fund shares	2,944	(115)	23,054	(667)	(276)	(376)
Realized gain distributions	5,590	—	27,257	1,899	—	—

Net realized gains (losses)	8,534	(115)	50,311	1,232	(276)	(376)
Change in unrealized gains (losses)	37,679	1,845	96,075	11,827	1,374	(368)

Net realized and change in unrealized gains (losses) on investments	46,213	1,730	146,386	13,059	1,098	(744)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$58,114	$3,492	$169,358	$20,407	$3,397	$3,313

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

ASSETS
Investments, at fair value	$294,283	$110,343	$47,067	$356,795	$599,933	$111,948

Total assets	$294,283	$110,343	$47,067	$356,795	$599,933	$111,948

NET ASSETS
Accumulation units	$294,283	$110,343	$47,067	$356,795	$599,933	$111,948

Total net assets	$294,283	$110,343	$47,067	$356,795	$599,933	$111,948

FUND SHARE INFORMATION
Number of shares	32,553	19,325	3,852	5,938	21,102	12,208

Cost of investments	$337,806	$116,605	$39,013	$170,407	$551,800	$137,203

ACCUMULATION UNIT VALUE
Lowest	$23.72	$41.85	$42.80	$99.69	$68.24	$37.29
Highest	$23.72	$41.85	$42.80	$99.69	$68.24	$37.29

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$11,931	$5,987	$1,267	$—	$11,323	$1,996

Net investment income (loss)	11,931	5,987	1,267	—	11,323	1,996

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	57,066	2,258	5,229	115,683	110,297	23,092
Cost of investments sold	66,343	2,414	4,200	55,073	95,915	26,342

Realized gains (losses) on fund shares	(9,277)	(156)	1,029	60,610	14,382	(3,250)
Realized gain distributions	—	—	138	14,390	39,708	—

Net realized gains (losses)	(9,277)	(156)	1,167	75,000	54,090	(3,250)
Change in unrealized gains (losses)	4,209	2,475	197	39,023	4,673	3,911

Net realized and change in unrealized gains (losses) on investments	(5,068)	2,319	1,364	114,023	58,763	661

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,863	$8,306	$2,631	$114,023	$70,086	$2,657

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2024

VanEck VIP Global Resources Fund - Initial Class

ASSETS
Investments, at fair value	$68,511

Total assets	$68,511

NET ASSETS
Accumulation units	$68,511

Total net assets	$68,511

FUND SHARE INFORMATION
Number of shares	2,721

Cost of investments	$62,850

ACCUMULATION UNIT VALUE
Lowest	$31.86
Highest	$31.86

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
VanEck VIP Global Resources Fund - Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$2,060

Net investment income (loss)	2,060

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,930
Cost of investments sold	23,066

Realized gains (losses) on fund shares	4,864
Realized gain distributions	—

Net realized gains (losses)	4,864
Change in unrealized gains (losses)	(7,961)

Net realized and change in unrealized gains (losses) on investments	(3,097)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,037)

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$30	$615	$399
Net realized gains (losses)	154	19	992
Change in unrealized gains (losses)	124	321	1,810

Increase (decrease) in net assets from operations	308	955	3,201

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	729	1,088	2,750
Transfers for policy benefits and terminations	(1,070)	—	—
Loans	28	(15)	7
Policy maintenance charge	(522)	(526)	(1,988)
Transfers among the sub-accounts and with the Fixed Account - net	23	1,717	(108)

Increase (decrease) in net assets from policy transactions	(812)	2,264	661

INCREASE (DECREASE) IN NET ASSETS	(504)	3,219	3,862
NET ASSETS AT BEGINNING OF PERIOD	4,127	20,058	24,424

NET ASSETS AT END OF PERIOD	$3,623	$23,277	$28,286

Accumulation Units outstanding at beginning of period	117	2,116	675
Units issued	12	240	29
Units redeemed	(36)	(19)	(12)

Accumulation Units outstanding at end of period	93	2,337	692

	2024
	AB VPS Small Cap Growth Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$96	$—	$—
Net realized gains (losses)	(6,063)	(2,198)	1,651
Change in unrealized gains (losses)	12,872	2,059	2,768

Increase (decrease) in net assets from operations	6,905	(139)	4,419

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,930	1,153	4,943
Transfers for policy benefits and terminations	(25,720)	(948)	(7,320)
Loans	529	3	—
Policy maintenance charge	(2,043)	(637)	(2,818)
Transfers among the sub-accounts and with the Fixed Account - net	61	(15,588)	(428)

Increase (decrease) in net assets from policy transactions	(24,243)	(16,017)	(5,623)

INCREASE (DECREASE) IN NET ASSETS	(17,338)	(16,156)	(1,204)
NET ASSETS AT BEGINNING OF PERIOD	44,505	16,156	26,727

NET ASSETS AT END OF PERIOD	$27,167	$—	$25,523

Accumulation Units outstanding at beginning of period	949	1,197	1,162
Units issued	50	62	128
Units redeemed	(511)	(1,259)	(388)

Accumulation Units outstanding at end of period	488	—	902

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	17,345	12,415	(8,814)
Change in unrealized gains (losses)	191,521	151,745	119,452

Increase (decrease) in net assets from operations	208,866	164,160	110,638

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	46,682	16,781	39,174
Transfers for policy benefits and terminations	(47,161)	(55,911)	(82,545)
Loans	(7,386)	(1,403)	(2,862)
Policy maintenance charge	(31,395)	(17,285)	(22,685)
Transfers among the sub-accounts and with the Fixed Account - net	(16,381)	(7,220)	(1,623)

Increase (decrease) in net assets from policy transactions	(55,641)	(65,038)	(70,541)

INCREASE (DECREASE) IN NET ASSETS	153,225	99,122	40,097
NET ASSETS AT BEGINNING OF PERIOD	457,421	414,764	560,665

NET ASSETS AT END OF PERIOD	$610,646	$513,886	$600,762

Accumulation Units outstanding at beginning of period	7,098	6,870	9,480
Units issued	669	174	604
Units redeemed	(1,130)	(1,066)	(1,806)

Accumulation Units outstanding at end of period	6,637	5,978	8,278

	2024
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$239	$3,088	$2,651
Net realized gains (losses)	(1,175)	30,712	211
Change in unrealized gains (losses)	5,192	19,178	3,789

Increase (decrease) in net assets from operations	4,256	52,978	6,651

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,418	7,725	4,745
Transfers for policy benefits and terminations	(4,894)	(38,675)	—
Loans	—	(8,946)	31
Policy maintenance charge	(4,846)	(8,239)	(4,315)
Transfers among the sub-accounts and with the Fixed Account - net	2,283	(603)	(3,454)

Increase (decrease) in net assets from policy transactions	7,961	(48,738)	(2,993)

INCREASE (DECREASE) IN NET ASSETS	12,217	4,240	3,658
NET ASSETS AT BEGINNING OF PERIOD	51,296	238,499	72,649

NET ASSETS AT END OF PERIOD	$63,513	$242,739	$76,307

Accumulation Units outstanding at beginning of period	3,051	2,902	2,736
Units issued	733	42	46
Units redeemed	(290)	(574)	(148)

Accumulation Units outstanding at end of period	3,494	2,370	2,634

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$679	$2,765	$3,312
Net realized gains (losses)	1,569	758	280,827
Change in unrealized gains (losses)	3,943	5,225	207,398

Increase (decrease) in net assets from operations	6,191	8,748	491,537

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,767	6,047	84,336
Transfers for policy benefits and terminations	50	—	(91,491)
Loans	344	1,087	(30,707)
Policy maintenance charge	(3,024)	(3,837)	(65,856)
Transfers among the sub-accounts and with the Fixed Account - net	(12)	120	(19,831)

Increase (decrease) in net assets from policy transactions	125	3,417	(123,549)

INCREASE (DECREASE) IN NET ASSETS	6,316	12,165	367,988
NET ASSETS AT BEGINNING OF PERIOD	55,589	101,822	1,496,972

NET ASSETS AT END OF PERIOD	$61,905	$113,987	$1,864,960

Accumulation Units outstanding at beginning of period	793	2,772	18,287
Units issued	24	116	945
Units redeemed	(22)	(27)	(2,360)

Accumulation Units outstanding at end of period	795	2,861	16,872

	2024
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$403	$1,352	$23,645
Net realized gains (losses)	352	166	95,744
Change in unrealized gains (losses)	4,867	6,990	65,389

Increase (decrease) in net assets from operations	5,622	8,508	184,778

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,791	15,620	69,568
Transfers for policy benefits and terminations	—	(3,919)	(73,570)
Loans	—	(1,596)	—
Policy maintenance charge	(4,435)	(7,339)	(50,759)
Transfers among the sub-accounts and with the Fixed Account - net	343	2,837	5,258

Increase (decrease) in net assets from policy transactions	6,699	5,603	(49,503)

INCREASE (DECREASE) IN NET ASSETS	12,321	14,111	135,275
NET ASSETS AT BEGINNING OF PERIOD	29,610	80,549	1,216,071

NET ASSETS AT END OF PERIOD	$41,931	$94,660	$1,351,346

Accumulation Units outstanding at beginning of period	1,749	5,464	23,922
Units issued	405	869	1,405
Units redeemed	(35)	(424)	(2,800)

Accumulation Units outstanding at end of period	2,119	5,909	22,527

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$29,951	$946	$18
Net realized gains (losses)	—	16,336	575,646
Change in unrealized gains (losses)	—	1,101	(37,437)

Increase (decrease) in net assets from operations	29,951	18,383	538,227

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	63,613	8,928	73,880
Transfers for policy benefits and terminations	(89,734)	(36,490)	(266,069)
Loans	(6,362)	(1,583)	(13,585)
Policy maintenance charge	(33,376)	(6,540)	(72,783)
Transfers among the sub-accounts and with the Fixed Account - net	257,619	1,206	(21,526)

Increase (decrease) in net assets from policy transactions	191,760	(34,479)	(300,083)

INCREASE (DECREASE) IN NET ASSETS	221,711	(16,096)	238,144
NET ASSETS AT BEGINNING OF PERIOD	602,022	83,691	1,861,065

NET ASSETS AT END OF PERIOD	$823,733	$67,595	$2,099,209

Accumulation Units outstanding at beginning of period	39,778	2,199	23,765
Units issued	18,232	169	775
Units redeemed	(6,651)	(915)	(3,804)

Accumulation Units outstanding at end of period	51,359	1,453	20,736

	2024
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,409	$30,912	$8,952
Net realized gains (losses)	(747)	72,457	25,466
Change in unrealized gains (losses)	1,303	412,734	126,676

Increase (decrease) in net assets from operations	1,965	516,103	161,094

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,632	250,725	86,210
Transfers for policy benefits and terminations	(5,535)	(34,985)	(50,602)
Loans	—	(68,827)	(1,642)
Policy maintenance charge	(2,593)	(129,071)	(37,485)
Transfers among the sub-accounts and with the Fixed Account - net	7	931	247

Increase (decrease) in net assets from policy transactions	(4,489)	18,773	(3,272)

INCREASE (DECREASE) IN NET ASSETS	(2,524)	534,876	157,822
NET ASSETS AT BEGINNING OF PERIOD	26,468	2,067,162	638,349

NET ASSETS AT END OF PERIOD	$23,944	$2,602,038	$796,171

Accumulation Units outstanding at beginning of period	1,241	50,880	14,148
Units issued	112	5,886	1,083
Units redeemed	(323)	(2,379)	(1,088)

Accumulation Units outstanding at end of period	1,030	54,387	14,143

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,946	$479	$6,620
Net realized gains (losses)	(2,507)	12,463	38,414
Change in unrealized gains (losses)	(4,811)	320	(22,874)

Increase (decrease) in net assets from operations	7,628	13,262	22,160

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	42,131	18,664	26,228
Transfers for policy benefits and terminations	(16,525)	(9,984)	(19,375)
Loans	(1,607)	(22)	(36,858)
Policy maintenance charge	(21,229)	(8,960)	(17,988)
Transfers among the sub-accounts and with the Fixed Account - net	18,309	491	6,455

Increase (decrease) in net assets from policy transactions	21,079	189	(41,538)

INCREASE (DECREASE) IN NET ASSETS	28,707	13,451	(19,378)
NET ASSETS AT BEGINNING OF PERIOD	397,456	76,987	406,596

NET ASSETS AT END OF PERIOD	$426,163	$90,438	$387,218

Accumulation Units outstanding at beginning of period	21,071	3,000	12,779
Units issued	2,377	490	1,298
Units redeemed	(1,094)	(315)	(2,336)

Accumulation Units outstanding at end of period	22,354	3,175	11,741

	2024
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,149	$78	$220
Net realized gains (losses)	(130)	607	3,062
Change in unrealized gains (losses)	1,802	(116)	(1,450)

Increase (decrease) in net assets from operations	4,821	569	1,832

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,694	1,760	1,444
Transfers for policy benefits and terminations	(3,107)	—	(43)
Loans	7	—	—
Policy maintenance charge	(4,446)	(962)	(1,022)
Transfers among the sub-accounts and with the Fixed Account - net	(780)	80	9

Increase (decrease) in net assets from policy transactions	3,368	878	388

INCREASE (DECREASE) IN NET ASSETS	8,189	1,447	2,220
NET ASSETS AT BEGINNING OF PERIOD	71,647	4,680	19,223

NET ASSETS AT END OF PERIOD	$79,836	$6,127	$21,443

Accumulation Units outstanding at beginning of period	4,170	238	503
Units issued	611	54	20
Units redeemed	(305)	(12)	(11)

Accumulation Units outstanding at end of period	4,476	280	512

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,365	$114
Net realized gains (losses)	(1,194)	106	429
Change in unrealized gains (losses)	(1,726)	403	(272)

Increase (decrease) in net assets from operations	(2,920)	1,874	271

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,831	2,394	920
Transfers for policy benefits and terminations	(6,181)	—	(181)
Loans	3	(8)	—
Policy maintenance charge	(2,257)	(1,517)	(630)
Transfers among the sub-accounts and with the Fixed Account - net	766	359	166

Increase (decrease) in net assets from policy transactions	(4,838)	1,228	275

INCREASE (DECREASE) IN NET ASSETS	(7,758)	3,102	546
NET ASSETS AT BEGINNING OF PERIOD	31,785	24,575	5,524

NET ASSETS AT END OF PERIOD	$24,027	$27,677	$6,070

Accumulation Units outstanding at beginning of period	2,055	1,036	205
Units issued	176	53	21
Units redeemed	(483)	(4)	(11)

Accumulation Units outstanding at end of period	1,748	1,085	215

	2024
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$90	$835	$—
Net realized gains (losses)	83	1,340	(201)
Change in unrealized gains (losses)	265	6,165	4,178

Increase (decrease) in net assets from operations	438	8,340	3,977

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	603	6,036	2,566
Transfers for policy benefits and terminations	(207)	(2,977)	(3,227)
Loans	—	22	—
Policy maintenance charge	(416)	(3,734)	(1,701)
Transfers among the sub-accounts and with the Fixed Account - net	4	1,067	75

Increase (decrease) in net assets from policy transactions	(16)	414	(2,287)

INCREASE (DECREASE) IN NET ASSETS	422	8,754	1,690
NET ASSETS AT BEGINNING OF PERIOD	3,829	70,394	37,203

NET ASSETS AT END OF PERIOD	$4,251	$79,148	$38,893

Accumulation Units outstanding at beginning of period	161	2,031	933
Units issued	9	116	27
Units redeemed	(10)	(108)	(84)

Accumulation Units outstanding at end of period	160	2,039	876

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund*

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$889	$544	$64
Net realized gains (losses)	(13)	(120)	11,461
Change in unrealized gains (losses)	(45)	(166)	(8,267)

Increase (decrease) in net assets from operations	831	258	3,258

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,621	676	1,576
Transfers for policy benefits and terminations	—	(161)	52
Loans	—	—	11
Policy maintenance charge	(717)	(702)	(1,087)
Transfers among the sub-accounts and with the Fixed Account - net	205	707	(44,661)

Increase (decrease) in net assets from policy transactions	1,109	520	(44,109)

INCREASE (DECREASE) IN NET ASSETS	1,940	778	(40,851)
NET ASSETS AT BEGINNING OF PERIOD	18,530	16,545	40,851

NET ASSETS AT END OF PERIOD	$20,470	$17,323	$—

Accumulation Units outstanding at beginning of period	1,036	1,233	1,302
Units issued	68	90	32
Units redeemed	(7)	(51)	(1,334)

Accumulation Units outstanding at end of period	1,097	1,272	—

	2024
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$891	$—	$1,498
Net realized gains (losses)	8,483	6,474	3,331
Change in unrealized gains (losses)	(10,635)	124,933	33,785

Increase (decrease) in net assets from operations	(1,261)	131,407	38,614

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,971	14,617	9,096
Transfers for policy benefits and terminations	(31,053)	(31,091)	(1,055)
Loans	57	(1,445)	(102)
Policy maintenance charge	(6,332)	(17,111)	(8,603)
Transfers among the sub-accounts and with the Fixed Account - net	1,435	(6,091)	(1,742)

Increase (decrease) in net assets from policy transactions	(25,922)	(41,121)	(2,406)

INCREASE (DECREASE) IN NET ASSETS	(27,183)	90,286	36,208
NET ASSETS AT BEGINNING OF PERIOD	146,682	407,789	127,720

NET ASSETS AT END OF PERIOD	$119,499	$498,075	$163,928

Accumulation Units outstanding at beginning of period	3,975	9,872	2,705
Units issued	246	175	125
Units redeemed	(826)	(1,108)	(166)

Accumulation Units outstanding at end of period	3,395	8,939	2,664

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$943	$249	$383
Net realized gains (losses)	(1,186)	3,152	(1)
Change in unrealized gains (losses)	893	4,538	(80)

Increase (decrease) in net assets from operations	650	7,939	302

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,491	2,352	1,525
Transfers for policy benefits and terminations	(82)	(32)	—
Loans	—	(6,344)	—
Policy maintenance charge	(1,030)	(1,303)	(700)
Transfers among the sub-accounts and with the Fixed Account - net	(35,770)	(22)	48

Increase (decrease) in net assets from policy transactions	(35,391)	(5,349)	873

INCREASE (DECREASE) IN NET ASSETS	(34,741)	2,590	1,175
NET ASSETS AT BEGINNING OF PERIOD	34,741	35,603	9,460

NET ASSETS AT END OF PERIOD	$—	$38,193	$10,635

Accumulation Units outstanding at beginning of period	2,037	986	936
Units issued	51	39	114
Units redeemed	(2,088)	(183)	(29)

Accumulation Units outstanding at end of period	—	842	1,021

	2024
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I*

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$175	$649
Net realized gains (losses)	1,720	372	1,458
Change in unrealized gains (losses)	73,391	426	511

Increase (decrease) in net assets from operations	75,111	973	2,618

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	24,100	3,290	3,246
Transfers for policy benefits and terminations	(57,640)	—	(2,490)
Loans	(6,210)	—	—
Policy maintenance charge	(14,247)	(1,003)	(2,195)
Transfers among the sub-accounts and with the Fixed Account - net	9,712	169	36,123

Increase (decrease) in net assets from policy transactions	(44,285)	2,456	34,684

INCREASE (DECREASE) IN NET ASSETS	30,826	3,429	37,302
NET ASSETS AT BEGINNING OF PERIOD	325,648	6,586	—

NET ASSETS AT END OF PERIOD	$356,474	$10,015	$37,302

Accumulation Units outstanding at beginning of period	8,329	426	—
Units issued	729	147	3,803
Units redeemed	(1,442)	(1)	(337)

Accumulation Units outstanding at end of period	7,616	572	3,466

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2024.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$212	$—	$—
Net realized gains (losses)	81	1,895	39,752
Change in unrealized gains (losses)	(229)	2,523	41,466

Increase (decrease) in net assets from operations	64	4,418	81,218

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,634	2,619	27,932
Transfers for policy benefits and terminations	(716)	(100)	(42,260)
Loans	—	—	(3,660)
Policy maintenance charge	(1,732)	(1,695)	(21,471)
Transfers among the sub-accounts and with the Fixed Account - net	820	(136)	(3,693)

Increase (decrease) in net assets from policy transactions	1,006	688	(43,152)

INCREASE (DECREASE) IN NET ASSETS	1,070	5,106	38,066
NET ASSETS AT BEGINNING OF PERIOD	10,849	27,274	524,753

NET ASSETS AT END OF PERIOD	$11,919	$32,380	$562,819

Accumulation Units outstanding at beginning of period	797	845	10,587
Units issued	148	48	278
Units redeemed	(75)	(29)	(1,058)

Accumulation Units outstanding at end of period	870	864	9,807

	2024
	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$271	$1,455	$5,971
Net realized gains (losses)	(78)	(618)	27,619
Change in unrealized gains (losses)	79	90	26,278

Increase (decrease) in net assets from operations	272	927	59,868

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,208	6,077	19,322
Transfers for policy benefits and terminations	—	(4,063)	(58,383)
Loans	—	234	308
Policy maintenance charge	(1,503)	(3,996)	(15,407)
Transfers among the sub-accounts and with the Fixed Account - net	539	3,549	1,486

Increase (decrease) in net assets from policy transactions	244	1,801	(52,674)

INCREASE (DECREASE) IN NET ASSETS	516	2,728	7,194
NET ASSETS AT BEGINNING OF PERIOD	8,180	56,211	415,543

NET ASSETS AT END OF PERIOD	$8,696	$58,939	$422,737

Accumulation Units outstanding at beginning of period	543	4,702	6,923
Units issued	93	660	162
Units redeemed	(77)	(516)	(933)

Accumulation Units outstanding at end of period	559	4,846	6,152

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,997	$—	$551
Net realized gains (losses)	(92)	1,653	3,818
Change in unrealized gains (losses)	1,377	1,797	20,746

Increase (decrease) in net assets from operations	6,282	3,450	25,115

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,690	905	10,052
Transfers for policy benefits and terminations	(619)	(78)	(851)
Loans	18	—	268
Policy maintenance charge	(5,093)	(677)	(6,230)
Transfers among the sub-accounts and with the Fixed Account - net	3,241	(25)	169

Increase (decrease) in net assets from policy transactions	8,237	125	3,408

INCREASE (DECREASE) IN NET ASSETS	14,519	3,575	28,523
NET ASSETS AT BEGINNING OF PERIOD	76,607	14,584	144,334

NET ASSETS AT END OF PERIOD	$91,126	$18,159	$172,857

Accumulation Units outstanding at beginning of period	5,537	768	3,693
Units issued	797	27	198
Units redeemed	(154)	(21)	(113)

Accumulation Units outstanding at end of period	6,180	774	3,778

	2024
	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$646	$10,494
Net realized gains (losses)	68,326	534	20,534
Change in unrealized gains (losses)	54,359	3,056	52,881

Increase (decrease) in net assets from operations	122,685	4,236	83,909

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	50,084	6,071	32,086
Transfers for policy benefits and terminations	(120,555)	1	(42,711)
Loans	(22,513)	(11)	(10,440)
Policy maintenance charge	(38,559)	(4,691)	(25,700)
Transfers among the sub-accounts and with the Fixed Account - net	10,615	151	2,542

Increase (decrease) in net assets from policy transactions	(120,928)	1,521	(44,223)

INCREASE (DECREASE) IN NET ASSETS	1,757	5,757	39,686
NET ASSETS AT BEGINNING OF PERIOD	1,037,337	27,082	573,439

NET ASSETS AT END OF PERIOD	$1,039,094	$32,839	$613,125

Accumulation Units outstanding at beginning of period	11,698	958	10,481
Units issued	406	137	306
Units redeemed	(1,739)	(72)	(1,054)

Accumulation Units outstanding at end of period	10,365	1,023	9,733

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$546	$1,943	$172
Net realized gains (losses)	3,761	(302)	11,561
Change in unrealized gains (losses)	5,940	(850)	27,336

Increase (decrease) in net assets from operations	10,247	791	39,069

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,849	2,824	8,941
Transfers for policy benefits and terminations	(8,772)	(1)	(2,043)
Loans	(14)	—	(11)
Policy maintenance charge	(4,827)	(2,589)	(7,493)
Transfers among the sub-accounts and with the Fixed Account - net	4,618	1,766	(1,573)

Increase (decrease) in net assets from policy transactions	1,854	2,000	(2,179)

INCREASE (DECREASE) IN NET ASSETS	12,101	2,791	36,890
NET ASSETS AT BEGINNING OF PERIOD	65,921	36,951	140,662

NET ASSETS AT END OF PERIOD	$78,022	$39,742	$177,552

Accumulation Units outstanding at beginning of period	1,413	2,790	1,836
Units issued	255	368	142
Units redeemed	(211)	(168)	(124)

Accumulation Units outstanding at end of period	1,457	2,990	1,854

	2024
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$405	$—	$389
Net realized gains (losses)	7,556	5,809	2,019
Change in unrealized gains (losses)	6,153	32,743	2,095

Increase (decrease) in net assets from operations	14,114	38,552	4,503

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,747	17,170	7,441
Transfers for policy benefits and terminations	(13,895)	(11,124)	(183)
Loans	5	—	23
Policy maintenance charge	(2,088)	(8,876)	(2,642)
Transfers among the sub-accounts and with the Fixed Account - net	(1,874)	(3,774)	(36)

Increase (decrease) in net assets from policy transactions	(15,105)	(6,604)	4,603

INCREASE (DECREASE) IN NET ASSETS	(991)	31,948	9,106
NET ASSETS AT BEGINNING OF PERIOD	71,507	119,949	33,039

NET ASSETS AT END OF PERIOD	$70,516	$151,897	$42,145

Accumulation Units outstanding at beginning of period	1,397	2,916	1,930
Units issued	18	303	281
Units redeemed	(298)	(426)	(45)

Accumulation Units outstanding at end of period	1,117	2,793	2,166

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,838	$642	$1,240
Net realized gains (losses)	12,280	2,227	4,826
Change in unrealized gains (losses)	11,285	170	219

Increase (decrease) in net assets from operations	25,403	3,039	6,285

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,016	5,428	6,549
Transfers for policy benefits and terminations	—	(7,607)	(16,219)
Loans	(3,082)	167	372
Policy maintenance charge	(7,830)	(2,178)	(3,142)
Transfers among the sub-accounts and with the Fixed Account - net	234	1,664	1,935

Increase (decrease) in net assets from policy transactions	338	(2,526)	(10,505)

INCREASE (DECREASE) IN NET ASSETS	25,741	513	(4,220)
NET ASSETS AT BEGINNING OF PERIOD	198,856	43,907	97,341

NET ASSETS AT END OF PERIOD	$224,597	$44,420	$93,121

Accumulation Units outstanding at beginning of period	4,395	3,306	7,573
Units issued	153	484	520
Units redeemed	(148)	(630)	(1,231)

Accumulation Units outstanding at end of period	4,400	3,160	6,862

	2024
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$1,116	$2,817
Net realized gains (losses)	89	280	36,289
Change in unrealized gains (losses)	518	918	(20,648)

Increase (decrease) in net assets from operations	608	2,314	18,458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	630	1,746	15,116
Transfers for policy benefits and terminations	—	—	(3,873)
Loans	—	56	(55,240)
Policy maintenance charge	(387)	(860)	(11,294)
Transfers among the sub-accounts and with the Fixed Account - net	(155)	(1,873)	1,579

Increase (decrease) in net assets from policy transactions	88	(931)	(53,712)

INCREASE (DECREASE) IN NET ASSETS	696	1,383	(35,254)
NET ASSETS AT BEGINNING OF PERIOD	1,675	30,077	248,154

NET ASSETS AT END OF PERIOD	$2,371	$31,460	$212,900

Accumulation Units outstanding at beginning of period	72	451	5,109
Units issued	7	24	189
Units redeemed	(4)	(36)	(1,242)

Accumulation Units outstanding at end of period	75	439	4,056

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,676	$4,774	$190
Net realized gains (losses)	(1,038)	(163)	2,115
Change in unrealized gains (losses)	1,310	501	2,371

Increase (decrease) in net assets from operations	8,948	5,112	4,676

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,577	5,778	902
Transfers for policy benefits and terminations	(2,501)	(536)	—
Loans	(1,144)	15	(19)
Policy maintenance charge	(6,425)	(2,527)	(1,070)
Transfers among the sub-accounts and with the Fixed Account - net	3,809	1,458	(50)

Increase (decrease) in net assets from policy transactions	1,316	4,188	(237)

INCREASE (DECREASE) IN NET ASSETS	10,264	9,300	4,439
NET ASSETS AT BEGINNING OF PERIOD	126,450	71,752	23,945

NET ASSETS AT END OF PERIOD	$136,714	$81,052	$28,384

Accumulation Units outstanding at beginning of period	4,742	4,739	428
Units issued	272	362	8
Units redeemed	(225)	(94)	(11)

Accumulation Units outstanding at end of period	4,789	5,007	425

	2024
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$450	$—	$4,209
Net realized gains (losses)	11,742	(5,321)	9,336
Change in unrealized gains (losses)	6,645	21,512	(669)

Increase (decrease) in net assets from operations	18,837	16,191	12,876

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,151	12,498	10,550
Transfers for policy benefits and terminations	(782)	(318)	(4,300)
Loans	558	3,500	(17,363)
Policy maintenance charge	(3,580)	(9,229)	(6,598)
Transfers among the sub-accounts and with the Fixed Account - net	(58)	1,591	2,507

Increase (decrease) in net assets from policy transactions	289	8,042	(15,204)

INCREASE (DECREASE) IN NET ASSETS	19,126	24,233	(2,328)
NET ASSETS AT BEGINNING OF PERIOD	115,828	247,577	175,010

NET ASSETS AT END OF PERIOD	$134,954	$271,810	$172,682

Accumulation Units outstanding at beginning of period	3,955	2,598	3,627
Units issued	95	311	150
Units redeemed	(86)	(237)	(456)

Accumulation Units outstanding at end of period	3,964	2,672	3,321

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,433	$1,440	$479
Net realized gains (losses)	3,402	6,873	4
Change in unrealized gains (losses)	5,671	895	2,002

Increase (decrease) in net assets from operations	11,506	9,208	2,485

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,898	5,670	3,220
Transfers for policy benefits and terminations	(30)	—	—
Loans	430	(6)	113
Policy maintenance charge	(5,132)	(3,730)	(1,260)
Transfers among the sub-accounts and with the Fixed Account - net	840	140	31

Increase (decrease) in net assets from policy transactions	2,006	2,074	2,104

INCREASE (DECREASE) IN NET ASSETS	13,512	11,282	4,589
NET ASSETS AT BEGINNING OF PERIOD	95,838	78,672	31,452

NET ASSETS AT END OF PERIOD	$109,350	$89,954	$36,041

Accumulation Units outstanding at beginning of period	1,048	1,517	2,898
Units issued	61	75	212
Units redeemed	(38)	(38)	(30)

Accumulation Units outstanding at end of period	1,071	1,554	3,080

	2024
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I*	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$4,272	$12,528
Net realized gains (losses)	(1,607)	2,570	31,375
Change in unrealized gains (losses)	83,634	17,038	69,675

Increase (decrease) in net assets from operations	82,027	23,880	113,578

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,671	9,813	157,959
Transfers for policy benefits and terminations	(856)	(516)	(85,448)
Loans	4	(530)	(9,913)
Policy maintenance charge	(7,077)	(4,862)	(78,723)
Transfers among the sub-accounts and with the Fixed Account - net	(4,634)	(177,568)	1,226

Increase (decrease) in net assets from policy transactions	1,108	(173,663)	(14,899)

INCREASE (DECREASE) IN NET ASSETS	83,135	(149,783)	98,679
NET ASSETS AT BEGINNING OF PERIOD	171,386	149,783	765,023

NET ASSETS AT END OF PERIOD	$254,521	$—	$863,702

Accumulation Units outstanding at beginning of period	2,359	2,893	36,590
Units issued	211	143	6,194
Units redeemed	(174)	(3,036)	(6,318)

Accumulation Units outstanding at end of period	2,396	—	36,466

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,901	$1,762	$22,972
Net realized gains (losses)	8,534	(115)	50,311
Change in unrealized gains (losses)	37,679	1,845	96,075

Increase (decrease) in net assets from operations	58,114	3,492	169,358

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	134,655	12,982	226,800
Transfers for policy benefits and terminations	(50,095)	—	(178,052)
Loans	(85)	—	(8,268)
Policy maintenance charge	(73,323)	(5,633)	(124,954)
Transfers among the sub-accounts and with the Fixed Account - net	(3,711)	(39)	2,115

Increase (decrease) in net assets from policy transactions	7,441	7,310	(82,359)

INCREASE (DECREASE) IN NET ASSETS	65,555	10,802	86,999
NET ASSETS AT BEGINNING OF PERIOD	529,627	59,850	1,318,048

NET ASSETS AT END OF PERIOD	$595,182	$70,652	$1,405,047

Accumulation Units outstanding at beginning of period	29,748	3,894	65,234
Units issued	6,659	599	10,280
Units redeemed	(5,587)	(125)	(13,622)

Accumulation Units outstanding at end of period	30,820	4,368	61,892

	2024
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,348	$2,299	$4,057
Net realized gains (losses)	1,232	(276)	(376)
Change in unrealized gains (losses)	11,827	1,374	(368)

Increase (decrease) in net assets from operations	20,407	3,397	3,313

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	47,771	6,945	9,128
Transfers for policy benefits and terminations	(8,693)	(2,567)	—
Loans	(16)	132	(1,923)
Policy maintenance charge	(25,908)	(3,378)	(6,382)
Transfers among the sub-accounts and with the Fixed Account - net	(1,174)	790	10,940

Increase (decrease) in net assets from policy transactions	11,980	1,922	11,763

INCREASE (DECREASE) IN NET ASSETS	32,387	5,319	15,076
NET ASSETS AT BEGINNING OF PERIOD	243,680	61,616	146,765

NET ASSETS AT END OF PERIOD	$276,067	$66,935	$161,841

Accumulation Units outstanding at beginning of period	14,003	2,444	7,258
Units issued	1,938	233	786
Units redeemed	(1,206)	(159)	(208)

Accumulation Units outstanding at end of period	14,735	2,518	7,836

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,931	$5,987	$1,267
Net realized gains (losses)	(9,277)	(156)	1,167
Change in unrealized gains (losses)	4,209	2,475	197

Increase (decrease) in net assets from operations	6,863	8,306	2,631

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	22,112	6,198	2,630
Transfers for policy benefits and terminations	(44,373)	—	—
Loans	(7,496)	842	7
Policy maintenance charge	(13,452)	(3,809)	(1,397)
Transfers among the sub-accounts and with the Fixed Account - net	21,911	734	(3,468)

Increase (decrease) in net assets from policy transactions	(21,298)	3,965	(2,228)

INCREASE (DECREASE) IN NET ASSETS	(14,435)	12,271	403
NET ASSETS AT BEGINNING OF PERIOD	308,718	98,072	46,664

NET ASSETS AT END OF PERIOD	$294,283	$110,343	$47,067

Accumulation Units outstanding at beginning of period	13,343	2,536	1,149
Units issued	1,532	156	69
Units redeemed	(2,470)	(55)	(118)

Accumulation Units outstanding at end of period	12,405	2,637	1,100

	2024
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$11,323	$1,996
Net realized gains (losses)	75,000	54,090	(3,250)
Change in unrealized gains (losses)	39,023	4,673	3,911

Increase (decrease) in net assets from operations	114,023	70,086	2,657

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,306	26,808	9,616
Transfers for policy benefits and terminations	(37,841)	(86,126)	(6,923)
Loans	(63,661)	(13,743)	(14,967)
Policy maintenance charge	(14,020)	(22,472)	(4,442)
Transfers among the sub-accounts and with the Fixed Account - net	(1,670)	10,107	962

Increase (decrease) in net assets from policy transactions	(104,886)	(85,426)	(15,754)

INCREASE (DECREASE) IN NET ASSETS	9,137	(15,340)	(13,097)
NET ASSETS AT BEGINNING OF PERIOD	347,658	615,273	125,045

NET ASSETS AT END OF PERIOD	$356,795	$599,933	$111,948

Accumulation Units outstanding at beginning of period	4,726	10,071	3,394
Units issued	127	380	189
Units redeemed	(1,274)	(1,659)	(581)

Accumulation Units outstanding at end of period	3,579	8,792	3,002

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2024
VanEck VIP Global Resources Fund - Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,060
Net realized gains (losses)	4,864
Change in unrealized gains (losses)	(7,961)

Increase (decrease) in net assets from operations	(1,037)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,635
Transfers for policy benefits and terminations	(15,822)
Loans	(8,541)
Policy maintenance charge	(4,492)
Transfers among the sub-accounts and with the Fixed Account - net	534

Increase (decrease) in net assets from policy transactions	(18,686)

INCREASE (DECREASE) IN NET ASSETS	(19,723)
NET ASSETS AT BEGINNING OF PERIOD	88,234

NET ASSETS AT END OF PERIOD	$68,511

Accumulation Units outstanding at beginning of period	2,691
Units issued	273
Units redeemed	(814)

Accumulation Units outstanding at end of period	2,150

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$36	$159	$382
Net realized gains (losses)	188	91	1,768
Change in unrealized gains (losses)	322	2,543	533

Increase (decrease) in net assets from operations	546	2,793	2,683

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,129	1,433	3,100
Transfers for policy benefits and terminations	—	(1,519)	(3,189)
Loans	34	—	(7)
Policy maintenance charge	(505)	(572)	(2,293)
Transfers among the sub-accounts and with the Fixed Account - net	(17)	(1,294)	162

Increase (decrease) in net assets from policy transactions	641	(1,952)	(2,227)

INCREASE (DECREASE) IN NET ASSETS	1,187	841	456
NET ASSETS AT BEGINNING OF PERIOD	2,940	19,217	23,968

NET ASSETS AT END OF PERIOD	$4,127	$20,058	$24,424

Accumulation Units outstanding at beginning of period	98	2,334	742
Units issued	36	147	56
Units redeemed	(17)	(365)	(123)

Accumulation Units outstanding at end of period	117	2,116	675

	2023
	AB VPS Small Cap Growth Class A	AB VPS Sustainable International Thematic Portfolio - Class A	Alger Balanced Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$365
Net realized gains (losses)	(5,967)	218	436
Change in unrealized gains (losses)	12,917	1,525	3,389

Increase (decrease) in net assets from operations	6,950	1,743	4,190

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,957	3,586	7,352
Transfers for policy benefits and terminations	(8,899)	—	(5,804)
Loans	163	15	—
Policy maintenance charge	(3,019)	(2,213)	(3,548)
Transfers among the sub-accounts and with the Fixed Account - net	571	69	(86)

Increase (decrease) in net assets from policy transactions	(7,227)	1,457	(2,086)

INCREASE (DECREASE) IN NET ASSETS	(277)	3,200	2,104
NET ASSETS AT BEGINNING OF PERIOD	44,782	12,956	24,623

NET ASSETS AT END OF PERIOD	$44,505	$16,156	$26,727

Accumulation Units outstanding at beginning of period	1,127	1,081	1,327
Units issued	82	253	314
Units redeemed	(260)	(137)	(479)

Accumulation Units outstanding at end of period	949	1,197	1,162

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$—
Net realized gains (losses)	(3,948)	(1,793)	(11,574)
Change in unrealized gains (losses)	144,724	109,613	118,381

Increase (decrease) in net assets from operations	140,776	107,820	106,807

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	50,058	16,446	39,951
Transfers for policy benefits and terminations	(22,282)	(19,692)	(21,001)
Loans	2,029	182	(453)
Policy maintenance charge	(28,616)	(15,374)	(23,024)
Transfers among the sub-accounts and with the Fixed Account - net	(1,821)	(6,014)	(707)

Increase (decrease) in net assets from policy transactions	(632)	(24,452)	(5,234)

INCREASE (DECREASE) IN NET ASSETS	140,144	83,368	101,573
NET ASSETS AT BEGINNING OF PERIOD	317,277	331,396	459,092

NET ASSETS AT END OF PERIOD	$457,421	$414,764	$560,665

Accumulation Units outstanding at beginning of period	6,463	7,271	9,250
Units issued	1,683	292	1,034
Units redeemed	(1,048)	(693)	(804)

Accumulation Units outstanding at end of period	7,098	6,870	9,480

	2023
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$2,957	$2,000
Net realized gains (losses)	(3,989)	15,526	(189)
Change in unrealized gains (losses)	10,941	31,824	7,317

Increase (decrease) in net assets from operations	6,952	50,307	9,128

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,418	7,254	4,632
Transfers for policy benefits and terminations	(2,988)	(6,933)	—
Loans	—	(643)	35
Policy maintenance charge	(4,977)	(8,038)	(4,087)
Transfers among the sub-accounts and with the Fixed Account - net	1,770	(703)	469

Increase (decrease) in net assets from policy transactions	10,223	(9,063)	1,049

INCREASE (DECREASE) IN NET ASSETS	17,175	41,244	10,177
NET ASSETS AT BEGINNING OF PERIOD	34,121	197,255	62,472

NET ASSETS AT END OF PERIOD	$51,296	$238,499	$72,649

Accumulation Units outstanding at beginning of period	2,364	3,024	2,703
Units issued	1,186	107	185
Units redeemed	(499)	(229)	(152)

Accumulation Units outstanding at end of period	3,051	2,902	2,736

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$565	$2,294	$6,668
Net realized gains (losses)	736	1,046	69,011
Change in unrealized gains (losses)	6,776	8,515	304,124

Increase (decrease) in net assets from operations	8,077	11,855	379,803

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,478	5,319	87,325
Transfers for policy benefits and terminations	(1,558)	(2,818)	(31,701)
Loans	(634)	(168)	337
Policy maintenance charge	(2,638)	(3,631)	(58,707)
Transfers among the sub-accounts and with the Fixed Account - net	102	18	(15,613)

Increase (decrease) in net assets from policy transactions	(2,250)	(1,280)	(18,359)

INCREASE (DECREASE) IN NET ASSETS	5,827	10,575	361,444
NET ASSETS AT BEGINNING OF PERIOD	49,762	91,247	1,135,528

NET ASSETS AT END OF PERIOD	$55,589	$101,822	$1,496,972

Accumulation Units outstanding at beginning of period	829	2,806	18,038
Units issued	31	145	1,569
Units redeemed	(67)	(179)	(1,320)

Accumulation Units outstanding at end of period	793	2,772	18,287

	2023
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$263	$1,749	$22,450
Net realized gains (losses)	(335)	(1,994)	41,541
Change in unrealized gains (losses)	5,011	7,162	53,674

Increase (decrease) in net assets from operations	4,939	6,917	117,665

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,233	20,218	64,451
Transfers for policy benefits and terminations	(2,009)	(2,184)	(69,094)
Loans	—	(1)	(473)
Policy maintenance charge	(4,480)	(8,518)	(48,636)
Transfers among the sub-accounts and with the Fixed Account - net	451	(1,048)	1,445

Increase (decrease) in net assets from policy transactions	5,195	8,467	(52,307)

INCREASE (DECREASE) IN NET ASSETS	10,134	15,384	65,358
NET ASSETS AT BEGINNING OF PERIOD	19,476	65,165	1,150,713

NET ASSETS AT END OF PERIOD	$29,610	$80,549	$1,216,071

Accumulation Units outstanding at beginning of period	1,391	4,838	24,558
Units issued	792	1,484	1,301
Units redeemed	(434)	(858)	(1,937)

Accumulation Units outstanding at end of period	1,749	5,464	23,922

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$28,062	$1,328	$2,171
Net realized gains (losses)	—	4,015	108,351
Change in unrealized gains (losses)	—	8,037	399,462

Increase (decrease) in net assets from operations	28,062	13,380	509,984

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	61,502	9,307	78,419
Transfers for policy benefits and terminations	(40,372)	(3,367)	(77,409)
Loans	761	(25)	(1,881)
Policy maintenance charge	(31,924)	(6,296)	(68,896)
Transfers among the sub-accounts and with the Fixed Account - net	2,597	(952)	(22,349)

Increase (decrease) in net assets from policy transactions	(7,436)	(1,333)	(92,116)

INCREASE (DECREASE) IN NET ASSETS	20,626	12,047	417,868
NET ASSETS AT BEGINNING OF PERIOD	581,396	71,644	1,443,197

NET ASSETS AT END OF PERIOD	$602,022	$83,691	$1,861,065

Accumulation Units outstanding at beginning of period	40,043	2,235	24,816
Units issued	3,031	178	1,221
Units redeemed	(3,296)	(214)	(2,272)

Accumulation Units outstanding at end of period	39,778	2,199	23,765

	2023
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,449	$27,589	$8,063
Net realized gains (losses)	(1,290)	57,028	19,316
Change in unrealized gains (losses)	2,462	340,629	105,955

Increase (decrease) in net assets from operations	2,621	425,246	133,334

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,045	272,069	60,404
Transfers for policy benefits and terminations	(6,992)	(72,605)	(23,086)
Loans	—	370	(2,434)
Policy maintenance charge	(2,935)	(122,315)	(31,607)
Transfers among the sub-accounts and with the Fixed Account - net	(25)	(14,837)	(5,361)

Increase (decrease) in net assets from policy transactions	(4,907)	62,682	(2,084)

INCREASE (DECREASE) IN NET ASSETS	(2,286)	487,928	131,250
NET ASSETS AT BEGINNING OF PERIOD	28,754	1,579,234	507,099

NET ASSETS AT END OF PERIOD	$26,468	$2,067,162	$638,349

Accumulation Units outstanding at beginning of period	1,489	45,446	14,169
Units issued	166	9,821	1,018
Units redeemed	(414)	(4,387)	(1,039)

Accumulation Units outstanding at end of period	1,241	50,880	14,148

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,958	$439	$4,001
Net realized gains (losses)	(3,553)	1,611	4,418
Change in unrealized gains (losses)	16,613	7,930	61,712

Increase (decrease) in net assets from operations	23,018	9,980	70,131

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	40,921	19,248	31,729
Transfers for policy benefits and terminations	(12,138)	(2,081)	(15,483)
Loans	(130)	(531)	254
Policy maintenance charge	(21,251)	(9,016)	(18,394)
Transfers among the sub-accounts and with the Fixed Account - net	8,959	(1,112)	(4,921)

Increase (decrease) in net assets from policy transactions	16,361	6,508	(6,815)

INCREASE (DECREASE) IN NET ASSETS	39,379	16,488	63,316
NET ASSETS AT BEGINNING OF PERIOD	358,077	60,499	343,280

NET ASSETS AT END OF PERIOD	$397,456	$76,987	$406,596

Accumulation Units outstanding at beginning of period	19,937	2,606	12,924
Units issued	2,426	943	996
Units redeemed	(1,292)	(549)	(1,141)

Accumulation Units outstanding at end of period	21,071	3,000	12,779

	2023
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,470	$59	$206
Net realized gains (losses)	1,437	222	665
Change in unrealized gains (losses)	4,116	495	2,410

Increase (decrease) in net assets from operations	7,023	776	3,281

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,981	1,848	1,617
Transfers for policy benefits and terminations	(269)	(281)	—
Loans	(21)	—	—
Policy maintenance charge	(4,453)	(985)	(1,094)
Transfers among the sub-accounts and with the Fixed Account - net	4,118	(17)	(10)

Increase (decrease) in net assets from policy transactions	11,356	565	513

INCREASE (DECREASE) IN NET ASSETS	18,379	1,341	3,794
NET ASSETS AT BEGINNING OF PERIOD	53,268	3,339	15,429

NET ASSETS AT END OF PERIOD	$71,647	$4,680	$19,223

Accumulation Units outstanding at beginning of period	3,341	204	487
Units issued	1,210	89	28
Units redeemed	(381)	(55)	(12)

Accumulation Units outstanding at end of period	4,170	238	503

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$1,160	$132
Net realized gains (losses)	(572)	1,298	273
Change in unrealized gains (losses)	1,590	(459)	514

Increase (decrease) in net assets from operations	1,018	1,999	919

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,094	2,426	1,015
Transfers for policy benefits and terminations	—	—	—
Loans	(241)	(782)	—
Policy maintenance charge	(2,343)	(1,344)	(777)
Transfers among the sub-accounts and with the Fixed Account - net	(697)	263	10

Increase (decrease) in net assets from policy transactions	(187)	563	248

INCREASE (DECREASE) IN NET ASSETS	831	2,562	1,167
NET ASSETS AT BEGINNING OF PERIOD	30,954	22,013	4,357

NET ASSETS AT END OF PERIOD	$31,785	$24,575	$5,524

Accumulation Units outstanding at beginning of period	2,065	1,010	195
Units issued	147	99	25
Units redeemed	(157)	(73)	(15)

Accumulation Units outstanding at end of period	2,055	1,036	205

	2023
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$98	$448	$—
Net realized gains (losses)	(70)	2,868	(29)
Change in unrealized gains (losses)	450	4,640	7,887

Increase (decrease) in net assets from operations	478	7,956	7,858

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,012	6,370	2,680
Transfers for policy benefits and terminations	(1,103)	—	—
Loans	—	—	—
Policy maintenance charge	(741)	(3,947)	(1,875)
Transfers among the sub-accounts and with the Fixed Account - net	—	2,142	(19)

Increase (decrease) in net assets from policy transactions	(832)	4,565	786

INCREASE (DECREASE) IN NET ASSETS	(354)	12,521	8,644
NET ASSETS AT BEGINNING OF PERIOD	4,183	57,873	28,559

NET ASSETS AT END OF PERIOD	$3,829	$70,394	$37,203

Accumulation Units outstanding at beginning of period	200	1,887	910
Units issued	74	197	38
Units redeemed	(113)	(53)	(15)

Accumulation Units outstanding at end of period	161	2,031	933

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$801	$458	$102
Net realized gains (losses)	(142)	(187)	198
Change in unrealized gains (losses)	749	471	4,277

Increase (decrease) in net assets from operations	1,408	742	4,577

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,597	838	2,136
Transfers for policy benefits and terminations	—	—	(146)
Loans	(286)	—	7
Policy maintenance charge	(715)	(742)	(1,641)
Transfers among the sub-accounts and with the Fixed Account - net	133	373	185

Increase (decrease) in net assets from policy transactions	729	469	541

INCREASE (DECREASE) IN NET ASSETS	2,137	1,211	5,118
NET ASSETS AT BEGINNING OF PERIOD	16,393	15,334	35,733

NET ASSETS AT END OF PERIOD	$18,530	$16,545	$40,851

Accumulation Units outstanding at beginning of period	993	1,197	1,284
Units issued	100	97	54
Units redeemed	(57)	(61)	(36)

Accumulation Units outstanding at end of period	1,036	1,233	1,302

	2023
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$801	$—	$752
Net realized gains (losses)	(863)	6,296	23,334
Change in unrealized gains (losses)	25,447	114,819	(6,814)

Increase (decrease) in net assets from operations	25,385	121,115	17,272

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,838	13,452	9,075
Transfers for policy benefits and terminations	(2,353)	(16,144)	(270)
Loans	517	(346)	226
Policy maintenance charge	(7,164)	(14,968)	(7,853)
Transfers among the sub-accounts and with the Fixed Account - net	(1,206)	(3,443)	(1,307)

Increase (decrease) in net assets from policy transactions	(368)	(21,449)	(129)

INCREASE (DECREASE) IN NET ASSETS	25,017	99,666	17,143
NET ASSETS AT BEGINNING OF PERIOD	121,665	308,123	110,577

NET ASSETS AT END OF PERIOD	$146,682	$407,789	$127,720

Accumulation Units outstanding at beginning of period	4,005	10,512	2,650
Units issued	268	284	224
Units redeemed	(298)	(924)	(169)

Accumulation Units outstanding at end of period	3,975	9,872	2,705

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$611	$242	$233
Net realized gains (losses)	(118)	702	(184)
Change in unrealized gains (losses)	3,255	5,761	434

Increase (decrease) in net assets from operations	3,748	6,705	483

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,769	1,612	1,692
Transfers for policy benefits and terminations	(426)	(261)	(2,338)
Loans	—	(2)	—
Policy maintenance charge	(3,080)	(946)	(836)
Transfers among the sub-accounts and with the Fixed Account - net	48	(66)	100

Increase (decrease) in net assets from policy transactions	2,311	337	(1,382)

INCREASE (DECREASE) IN NET ASSETS	6,059	7,042	(899)
NET ASSETS AT BEGINNING OF PERIOD	28,682	28,561	10,359

NET ASSETS AT END OF PERIOD	$34,741	$35,603	$9,460

Accumulation Units outstanding at beginning of period	1,894	976	1,088
Units issued	284	40	135
Units redeemed	(141)	(30)	(287)

Accumulation Units outstanding at end of period	2,037	986	936

	2023
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$116
Net realized gains (losses)	(3,902)	371
Change in unrealized gains (losses)	42,284	49

Increase (decrease) in net assets from operations	38,382	536

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	24,014	3,235
Transfers for policy benefits and terminations	(2,560)	(177)
Loans	3,054	—
Policy maintenance charge	(13,192)	(980)
Transfers among the sub-accounts and with the Fixed Account - net	(5,418)	72

Increase (decrease) in net assets from policy transactions	5,898	2,150

INCREASE (DECREASE) IN NET ASSETS	44,280	2,686
NET ASSETS AT BEGINNING OF PERIOD	281,368	3,900

NET ASSETS AT END OF PERIOD	$325,648	$6,586

Accumulation Units outstanding at beginning of period	7,909	275
Units issued	1,081	233
Units redeemed	(661)	(82)

Accumulation Units outstanding at end of period	8,329	426

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19	$58	$—
Net realized gains (losses)	(102)	2,852	57,027
Change in unrealized gains (losses)	1,616	4,260	81,666

Increase (decrease) in net assets from operations	1,533	7,170	138,693

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,681	2,852	25,794
Transfers for policy benefits and terminations	(65)	—	(23,079)
Loans	—	—	(799)
Policy maintenance charge	(1,831)	(1,702)	(19,079)
Transfers among the sub-accounts and with the Fixed Account - net	(144)	(1,492)	(9,712)

Increase (decrease) in net assets from policy transactions	1,641	(342)	(26,875)

INCREASE (DECREASE) IN NET ASSETS	3,174	6,828	111,818
NET ASSETS AT BEGINNING OF PERIOD	7,675	20,446	412,935

NET ASSETS AT END OF PERIOD	$10,849	$27,274	$524,753

Accumulation Units outstanding at beginning of period	666	853	11,200
Units issued	249	62	415
Units redeemed	(118)	(70)	(1,028)

Accumulation Units outstanding at end of period	797	845	10,587

	2023
	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,087	$6,297
Net realized gains (losses)	(168)	(494)	49,913
Change in unrealized gains (losses)	847	1,810	(9,527)

Increase (decrease) in net assets from operations	679	2,403	46,683

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,048	6,297	20,277
Transfers for policy benefits and terminations	—	(11)	(26,661)
Loans	—	(83)	(292)
Policy maintenance charge	(1,410)	(4,117)	(14,578)
Transfers among the sub-accounts and with the Fixed Account - net	92	1,896	(489)

Increase (decrease) in net assets from policy transactions	(270)	3,982	(21,743)

INCREASE (DECREASE) IN NET ASSETS	409	6,385	24,940
NET ASSETS AT BEGINNING OF PERIOD	7,771	49,826	390,603

NET ASSETS AT END OF PERIOD	$8,180	$56,211	$415,543

Accumulation Units outstanding at beginning of period	561	4,360	7,277
Units issued	83	636	312
Units redeemed	(101)	(294)	(666)

Accumulation Units outstanding at end of period	543	4,702	6,923

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,840	$114	$390
Net realized gains (losses)	(1,289)	855	(1,590)
Change in unrealized gains (losses)	4,457	1,735	19,355

Increase (decrease) in net assets from operations	7,008	2,704	18,155

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,777	929	8,503
Transfers for policy benefits and terminations	(743)	—	(1,966)
Loans	(2,017)	—	177
Policy maintenance charge	(6,039)	(744)	(5,650)
Transfers among the sub-accounts and with the Fixed Account - net	(490)	(7)	203

Increase (decrease) in net assets from policy transactions	3,488	178	1,267

INCREASE (DECREASE) IN NET ASSETS	10,496	2,882	19,422
NET ASSETS AT BEGINNING OF PERIOD	66,111	11,702	124,912

NET ASSETS AT END OF PERIOD	$76,607	$14,584	$144,334

Accumulation Units outstanding at beginning of period	5,166	760	3,658
Units issued	1,209	43	237
Units redeemed	(838)	(35)	(202)

Accumulation Units outstanding at end of period	5,537	768	3,693

	2023
	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,081	$526	$9,661
Net realized gains (losses)	4,671	132	4,749
Change in unrealized gains (losses)	145,567	2,868	60,896

Increase (decrease) in net assets from operations	161,319	3,526	75,306

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	49,091	4,873	33,315
Transfers for policy benefits and terminations	(12,134)	—	(4,487)
Loans	1,673	(1)	(1,453)
Policy maintenance charge	(36,979	(3,631)	(24,787)
Transfers among the sub-accounts and with the Fixed Account - net	(10,566)	114	(447)

Increase (decrease) in net assets from policy transactions	(8,915)	1,355	2,141

INCREASE (DECREASE) IN NET ASSETS	152,404	4,881	77,447
NET ASSETS AT BEGINNING OF PERIOD	884,933	22,201	495,992

NET ASSETS AT END OF PERIOD	$1,037,337	$27,082	$573,439

Accumulation Units outstanding at beginning of period	11,768	881	10,438
Units issued	383	160	380
Units redeemed	(453)	(83)	(337)

Accumulation Units outstanding at end of period	11,698	958	10,481

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$98	$1,561	$247
Net realized gains (losses)	3,458	(930)	(347)
Change in unrealized gains (losses)	5,957	1,324	45,446

Increase (decrease) in net assets from operations	9,513	1,955	45,346

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,430	5,376	11,395
Transfers for policy benefits and terminations	—	—	(40,218)
Loans	(1,727)	—	1,828
Policy maintenance charge	(4,881)	(3,844)	(7,959)
Transfers among the sub-accounts and with the Fixed Account - net	2,600	(628)	(2,836)

Increase (decrease) in net assets from policy transactions	7,422	904	(37,790)

INCREASE (DECREASE) IN NET ASSETS	16,935	2,859	7,556
NET ASSETS AT BEGINNING OF PERIOD	48,986	34,092	133,106

NET ASSETS AT END OF PERIOD	$65,921	$36,951	$140,662

Accumulation Units outstanding at beginning of period	1,229	2,681	2,231
Units issued	363	536	485
Units redeemed	(179)	(427)	(880)

Accumulation Units outstanding at end of period	1,413	2,790	1,836

	2023
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$503	$—	$326
Net realized gains (losses)	3,015	(250)	687
Change in unrealized gains (losses)	11,776	42,727	2,315

Increase (decrease) in net assets from operations	15,294	42,477	3,328

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,923	21,331	8,197
Transfers for policy benefits and terminations	(1,321)	(1,733)	—
Loans	—	—	—
Policy maintenance charge	(1,967)	(9,169)	(2,589)
Transfers among the sub-accounts and with the Fixed Account - net	(1,742)	(7,406)	133

Increase (decrease) in net assets from policy transactions	(2,107)	3,023	5,741

INCREASE (DECREASE) IN NET ASSETS	13,187	45,500	9,069
NET ASSETS AT BEGINNING OF PERIOD	58,320	74,449	23,970

NET ASSETS AT END OF PERIOD	$71,507	$119,949	$33,039

Accumulation Units outstanding at beginning of period	1,441	2,779	1,566
Units issued	36	640	599
Units redeemed	(80)	(503)	(235)

Accumulation Units outstanding at end of period	1,397	2,916	1,930

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,773	$622	$1,387
Net realized gains (losses)	5,413	313	1,264
Change in unrealized gains (losses)	12,394	3,229	6,900

Increase (decrease) in net assets from operations	19,580	4,164	9,551

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,392	5,006	6,767
Transfers for policy benefits and terminations	(15,022)	—	(6,900)
Loans	428	—	452
Policy maintenance charge	(7,384)	(2,019)	(3,338)
Transfers among the sub-accounts and with the Fixed Account - net	1,776	(84)	(401)

Increase (decrease) in net assets from policy transactions	(8,810)	2,903	(3,420)

INCREASE (DECREASE) IN NET ASSETS	10,770	7,067	6,131
NET ASSETS AT BEGINNING OF PERIOD	188,086	36,840	91,210

NET ASSETS AT END OF PERIOD	$198,856	$43,907	$97,341

Accumulation Units outstanding at beginning of period	4,618	3,075	7,847
Units issued	217	446	501
Units redeemed	(440)	(215)	(775)

Accumulation Units outstanding at end of period	4,395	3,306	7,573

	2023
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2	$1,238	$2,994
Net realized gains (losses)	(15)	52	18,009
Change in unrealized gains (losses)	475	4,078	11,766

Increase (decrease) in net assets from operations	462	5,368	32,769

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	728	1,715	14,317
Transfers for policy benefits and terminations	—	(1,075)	(4,943)
Loans	—	(2)	423
Policy maintenance charge	(359)	(839)	(10,998)
Transfers among the sub-accounts and with the Fixed Account - net	(88)	18	(254)

Increase (decrease) in net assets from policy transactions	281	(183)	(1,455)

INCREASE (DECREASE) IN NET ASSETS	743	5,185	31,314
NET ASSETS AT BEGINNING OF PERIOD	932	24,892	216,840

NET ASSETS AT END OF PERIOD	$1,675	$30,077	$248,154

Accumulation Units outstanding at beginning of period	57	457	5,138
Units issued	33	53	294
Units redeemed	(18)	(59)	(323)

Accumulation Units outstanding at end of period	72	451	5,109

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,765	$3,813	$160
Net realized gains (losses)	(3,151)	(432)	1,374
Change in unrealized gains (losses)	8,024	4,452	2,305

Increase (decrease) in net assets from operations	11,638	7,833	3,839

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,777	4,921	1,062
Transfers for policy benefits and terminations	(7,428)	—	—
Loans	(43)	(217)	(18)
Policy maintenance charge	(6,028)	(2,558)	(995)
Transfers among the sub-accounts and with the Fixed Account - net	1,648	(291)	(36)

Increase (decrease) in net assets from policy transactions	(4,074)	1,855	13

INCREASE (DECREASE) IN NET ASSETS	7,564	9,688	3,852
NET ASSETS AT BEGINNING OF PERIOD	118,886	62,064	20,093

NET ASSETS AT END OF PERIOD	$126,450	$71,752	$23,945

Accumulation Units outstanding at beginning of period	4,916	4,608	428
Units issued	318	295	15
Units redeemed	(492)	(164)	(15)

Accumulation Units outstanding at end of period	4,742	4,739	428

	2023
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$323	$—	$3,360
Net realized gains (losses)	6,298	(3,113)	7,038
Change in unrealized gains (losses)	16,243	34,252	6,141

Increase (decrease) in net assets from operations	22,864	31,139	16,539

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,045	13,682	9,856
Transfers for policy benefits and terminations	—	(4,310)	(4,266)
Loans	(3,576)	(121)	15
Policy maintenance charge	(3,616)	(9,093)	(6,424)
Transfers among the sub-accounts and with the Fixed Account - net	(377)	773	1,848

Increase (decrease) in net assets from policy transactions	(3,524)	931	1,029

INCREASE (DECREASE) IN NET ASSETS	19,340	32,070	17,568
NET ASSETS AT BEGINNING OF PERIOD	96,488	215,507	157,442

NET ASSETS AT END OF PERIOD	$115,828	$247,577	$175,010

Accumulation Units outstanding at beginning of period	4,086	2,587	3,604
Units issued	242	112	160
Units redeemed	(373)	(101)	(137)

Accumulation Units outstanding at end of period	3,955	2,598	3,627

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,339	$1,281	$455
Net realized gains (losses)	5,694	6,480	389
Change in unrealized gains (losses)	(10,992)	(1,872)	2,413

Increase (decrease) in net assets from operations	(1,959)	5,889	3,257

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,588	5,196	2,375
Transfers for policy benefits and terminations	(1,355)	(2,642)	—
Loans	51	(3,373)	—
Policy maintenance charge	(4,822)	(3,612)	(1,132)
Transfers among the sub-accounts and with the Fixed Account - net	2,864	(18)	951

Increase (decrease) in net assets from policy transactions	1,326	(4,449)	2,194

INCREASE (DECREASE) IN NET ASSETS	(633)	1,440	5,451
NET ASSETS AT BEGINNING OF PERIOD	96,471	77,232	26,001

NET ASSETS AT END OF PERIOD	$95,838	$78,672	$31,452

Accumulation Units outstanding at beginning of period	1,033	1,607	2,683
Units issued	73	148	281
Units redeemed	(58)	(238)	(66)

Accumulation Units outstanding at end of period	1,048	1,517	2,898

	2023
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$3,028	$13,658
Net realized gains (losses)	(7,289)	(760)	18,315
Change in unrealized gains (losses)	(63,695)	16,511	78,601

Increase (decrease) in net assets from operations	56,406	18,779	110,574

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,020	10,354	174,060
Transfers for policy benefits and terminations	—	(1,108)	(32,380)
Loans	118	(397)	(4,976)
Policy maintenance charge	(6,435)	(4,928)	(79,254)
Transfers among the sub-accounts and with the Fixed Account - net	307	1,369	(5,632)

Increase (decrease) in net assets from policy transactions	7,010	5,290	51,818

INCREASE (DECREASE) IN NET ASSETS	63,416	24,069	162,392
NET ASSETS AT BEGINNING OF PERIOD	107,970	125,714	602,631

NET ASSETS AT END OF PERIOD	$171,386	$149,783	$765,023

Accumulation Units outstanding at beginning of period	2,211	2,781	32,698
Units issued	369	188	7,691
Units redeemed	(221)	(76)	(3,799)

Accumulation Units outstanding at end of period	2,359	2,893	36,590

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,794	$1,477	$25,426
Net realized gains (losses)	5,390	(1,167)	26,946
Change in unrealized gains (losses)	44,548	4,294	128,416

Increase (decrease) in net assets from operations	61,732	4,604	180,788

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	153,515	11,734	259,504
Transfers for policy benefits and terminations	(59,530)	(10,419)	(150,293)
Loans	(3,182)	—	(3,263)
Policy maintenance charge	(77,286)	(5,413)	(131,260)
Transfers among the sub-accounts and with the Fixed Account - net	(563)	(731)	(3,252)

Increase (decrease) in net assets from policy transactions	12,954	(4,829)	(28,564)

INCREASE (DECREASE) IN NET ASSETS	74,686	(225)	152,224
NET ASSETS AT BEGINNING OF PERIOD	454,941	60,075	1,165,824

NET ASSETS AT END OF PERIOD	$529,627	$59,850	$1,318,048

Accumulation Units outstanding at beginning of period	27,594	4,231	65,290
Units issued	7,867	730	10,116
Units redeemed	(5,713)	(1,067)	(10,172)

Accumulation Units outstanding at end of period	29,748	3,894	65,234

	2023
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,940	$1,492	$4,481
Net realized gains (losses)	1,175	920	(3,068)
Change in unrealized gains (losses)	15,816	2,592	4,245

Increase (decrease) in net assets from operations	22,931	5,004	5,658

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	55,076	6,553	9,658
Transfers for policy benefits and terminations	(2,310)	(1,520)	(21,996)
Loans	(13)	74	95
Policy maintenance charge	(27,588)	(3,287)	(6,693)
Transfers among the sub-accounts and with the Fixed Account - net	997	418	3,530

Increase (decrease) in net assets from policy transactions	26,162	2,238	(15,406)

INCREASE (DECREASE) IN NET ASSETS	49,093	7,242	(9,748)
NET ASSETS AT BEGINNING OF PERIOD	194,587	54,374	156,513

NET ASSETS AT END OF PERIOD	$243,680	$61,616	$146,765

Accumulation Units outstanding at beginning of period	12,282	2,351	8,024
Units issued	2,495	307	612
Units redeemed	(774)	(214)	(1,378)

Accumulation Units outstanding at end of period	14,003	2,444	7,258

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,236	$5,123	$689
Net realized gains (losses)	(3,161)	(1,078)	813
Change in unrealized gains (losses)	9,878	6,702	5,639

Increase (decrease) in net assets from operations	16,953	10,747	7,141

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,266	5,105	2,407
Transfers for policy benefits and terminations	(6,530)	(3,679)	—
Loans	501	30	—
Policy maintenance charge	(13,745)	(3,689)	(1,452)
Transfers among the sub-accounts and with the Fixed Account - net	9,706	439	359

Increase (decrease) in net assets from policy transactions	10,198	(1,794)	1,314

INCREASE (DECREASE) IN NET ASSETS	27,151	8,953	8,455
NET ASSETS AT BEGINNING OF PERIOD	281,567	89,119	38,209

NET ASSETS AT END OF PERIOD	$308,718	$98,072	$46,664

Accumulation Units outstanding at beginning of period	12,891	2,587	1,121
Units issued	1,118	114	167
Units redeemed	(666)	(165)	(139)

Accumulation Units outstanding at end of period	13,343	2,536	1,149

	2023
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$12,315	$4,346
Net realized gains (losses)	8,356	29,254	(2,845)
Change in unrealized gains (losses)	109,755	12,986	9,481

Increase (decrease) in net assets from operations	118,111	54,555	10,982

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,187	29,164	9,846
Transfers for policy benefits and terminations	(1,240)	(35,900)	(5,100)
Loans	309	63	309
Policy maintenance charge	(11,951)	(21,134)	(4,153)
Transfers among the sub-accounts and with the Fixed Account - net	(10,397)	(1,175)	391

Increase (decrease) in net assets from policy transactions	(11,092)	(28,982)	1,293

INCREASE (DECREASE) IN NET ASSETS	107,019	25,573	12,275
NET ASSETS AT BEGINNING OF PERIOD	240,639	589,700	112,770

NET ASSETS AT END OF PERIOD	$347,658	$615,273	$125,045

Accumulation Units outstanding at beginning of period	4,884	10,573	3,360
Units issued	140	496	296
Units redeemed	(298)	(998)	(262)

Accumulation Units outstanding at end of period	4,726	10,071	3,394

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Wilton Reassurance Life Co of New York Variable Life Separate Account A, formerly known as Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Company of New York (“Wilton Re New York” or the “Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (“WRAC”) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (“Wilton Re U.S.”). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the “Wilton Re Trust”). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (“WRL”), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, WRAC acquired Allstate Life Insurance Company of New York (“ALNY”). The Account was established by ALNY. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issues four life insurance policies: New Consultant Protector, New Consultant Accumulator, New Total Accumulator, and New Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein the Company contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (“Fund” or “Funds”) in which they invest:

AB VPS Discovery Value Portfolio - Class A
AB VPS International Value Class A
AB VPS Relative Value Portfolio - Class A
AB VPS Small Cap Growth Class A
AB VPS Sustainable International Thematic Portfolio - Class A*
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger Small Cap Growth Portfolio Class I-2
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Small Cap Index VIP Class A
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class
Fidelity® VIP Value Portfolio Initial Class
Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1
Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund*
Invesco Oppenheimer V.I. Intl. Growth Fund Series I
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Conservative Balanced Fund - Series I*
Invesco V.I. Core Equity
Invesco V.I. Core Plus Bond Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Equity and Income Fund - Series I*
Invesco V.I. EQV International Equity Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Fund - Series II
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. High Yield
Invesco V.I. Main Street Fund® - Series I
Invesco V.I. Main Street MidCap Fund - Series I
Invesco V.I. Main Street Small Cap Fund® - Series I
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass. Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I*
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I
Morningstar Growth ETF Asset Allocation Portfolio Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Resources Fund - Initial Class

*See Note 2 for disclosure of changes in sub-accounts and to the names of sub-accounts (and Funds) during 2024.

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the Company’s general account assets and earn a fixed rate of return.

A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

2.	Portfolio Changes

The following sub-accounts ceased operations (i.e., liquidated) during the year ended December 31, 2024:

Effective Date	Sub-account
April 16, 2024	AB VPS Sustainable International Thematic Portfolio - Class A
August 16, 2024	Guggenheim VT U.S. Long Short Equity Fund
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio Class I

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceased operations on the effective date the merger. The Merged to sub- account commenced operations on the effective date of the merger.

Effective Date	Merged From:	Merged To:
April 25, 2024	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Equity and Income Fund - Series I

3.	Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is a part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account is included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates and those differences could be material.

Segment Reporting - The Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, in 2024. The Account’s adoption of the new standard impacted financial statement disclosures only and did not affect any sub-account’s financial position or results of operations.

Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub- account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that include the Company’s Chief Operating Officer, Assistant General Counsel, and Controller.

The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statements of Operations and Statements of Changes in Net Assets as increase (decrease) in net assets from operations. All assets and the increase (decrease) in net assets from operations are generated in the U.S.

Subsequent Events - Subsequent events have been evaluated through April 9, 2025, the date the financial statements were issued, and no subsequent events have been identified.

4.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:

Assets whose values are based on the following:

(a)  Quoted prices for similar assets in active markets;

(b)  Quoted prices for identical or similar assets in markets that are not active; or

(c)  Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.	Expenses

Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in transfers for policy benefits and terminations on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), the Company will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate the Company for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:

Cost of Insurance - On all policies, the Company charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.

Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The Company deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.

Administrative Expense Charge - The Company deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.

Policy Fee - On all policies, The Company deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2024 was as follows:

Sub-Account	Purchases
AB VPS Discovery Value Portfolio - Class A	$657
AB VPS International Value Class A	3,073
AB VPS Relative Value Portfolio - Class A	2,514
AB VPS Small Cap Growth Class A	2,585
AB VPS Sustainable International Thematic Portfolio - Class A*	816
Alger Balanced Class I-2	3,147

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Alger Capital Appreciation Class I-2	$28,972
Alger Large Cap Growth Class I-2	12,525
Alger MidCap Growth Class I-2	21,373
Alger Small Cap Growth Portfolio Class I-2	13,260
DWS Equity 500 Index VIP Class A	21,789
DWS Global Income Builder VIP Class A II	3,926
DWS Small Cap Index VIP Class A	4,043
Fidelity® VIP Asset Manager Portfolio Initial Class	7,930
Fidelity® VIP ContrafundSM Portfolio Initial Class	282,916
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	8,015
Fidelity® VIP Emerging Markets Portfolio Initial Class	14,487
Fidelity® VIP Equity-Income PortfolioSM Initial Class	162,608
Fidelity® VIP Government Money Market Portfolio Initial Class	326,161
Fidelity® VIP Growth & Income Portfolio Initial Class	12,640
Fidelity® VIP Growth Portfolio Initial Class	508,161
Fidelity® VIP High Income Portfolio Initial Class	3,895
Fidelity® VIP Index 500 Portfolio Initial Class	199,972
Fidelity® VIP Index 500 Portfolio Service Class	64,289
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	56,798
Fidelity® VIP Mid Cap Portfolio Initial Class	23,240
Fidelity® VIP Overseas Portfolio Initial Class	66,457
Fidelity® VIP Real Estate Portfolio Initial Class	12,531
Fidelity® VIP Value Portfolio Initial Class	1,791
Fidelity® VIP Value Strategies Portfolio Initial Class	4,009
Franklin Templeton Global Bond VIP Fund Class 1	2,544
Franklin Templeton Income VIP Fund Class 1	2,776
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	1,126
Franklin Templeton Mutual Shares VIP Fund Class 1	408
Franklin Templeton Small Cap Value VIP Fund Class 1	6,732
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	1,146
Franklin Templeton Strategic Income VIP Fund Class 1	2,118
Franklin Templeton U.S. Government Securities VIP Fund Class 1	1,758
Guggenheim VT U.S. Long Short Equity Fund*	1,185
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	18,931
Invesco V.I. American Franchise	8,258
Invesco V.I. American Value	10,225
Invesco V.I. Conservative Balanced Fund - Series I*	1,828
Invesco V.I. Core Equity	4,864
Invesco V.I. Core Plus Bond Fund - Series I	1,554
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	26,988
Invesco V.I. Diversified Dividend Fund Series I	3,012
Invesco V.I. Equity and Income Fund - Series I*	40,174
Invesco V.I. EQV International Equity Fund - Series I	2,349
Invesco V.I. Global Fund - Series I	3,532
Invesco V.I. Global Fund - Series II	48,414
Invesco V.I. Global Strategic Income Fund - Series I	1,688
Invesco V.I. Government Securities	9,400

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Invesco V.I. Growth and Income Fund Series I	$41,252
Invesco V.I. High Yield	15,266
Invesco V.I. Main Street Fund® - Series I	2,310
Invesco V.I. Main Street MidCap Fund - Series I	12,736
Invesco V.I. Main Street Small Cap Fund® - Series I	71,739
Janus Henderson Balanced Portfolio Institutional Shares	4,647
Janus Henderson Balanced Portfolio Service Shares	28,413
Janus Henderson Enterprise Portfolio Institutional Shares	16,455
Janus Henderson Flexible Bond Portfolio Institutional Shares	6,036
Janus Henderson Forty Portfolio Institutional Shares	17,936
Janus Henderson Global Research Portfolio Service Shares	3,684
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	15,519
Janus Henderson Mid Cap Value Portfolio Institutional Shares	7,758
Janus Henderson Mid Cap Value Portfolio Service Shares	20,927
Janus Henderson Overseas Portfolio Institutional Shares	7,533
Janus Henderson Overseas Portfolio Service Shares	8,387
Janus Henderson Research Portfolio Institutional Shares	272
Lazard Retirement Emerging Markets Equity Portfolio	2,787
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	47,042
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	16,096
MFS® High Yield Portfolio Initial Class	10,413
MFS® Investors Trust Series Initial Class	2,624
MFS® Mass. Investors Growth Stock Portfolio Initial Class	14,765
MFS® New Discovery Series Initial Class	31,185
MFS® Total Return Series Initial Class	20,008
MFS® Utilities Series Initial Class	11,256
MFS® Value Series Initial Class	12,115
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	2,939
Morgan Stanley VIF Growth Portfolio Class I	15,474
Morgan Stanley VIF U.S. Real Estate Portfolio Class I*	11,703
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	152,542
Morningstar Balanced ETF Asset Allocation Portfolio Class I	132,929
Morningstar Conservative ETF Asset Allocation Portfolio Class I	10,790
Morningstar Growth ETF Asset Allocation Portfolio Class I	234,357
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	40,209
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	8,274
PIMCO VIT Real Return Portfolio Admin. Shares	20,095
PIMCO VIT Total Return Portfolio Admin. Shares	47,699
Putnam VT High Yield Fund Class IA	12,209
Putnam VT International Value Fund Class IA	4,406
T. Rowe Price Blue Chip Growth Portfolio I	25,187
T. Rowe Price Equity Income Portfolio I	75,901
VanEck VIP Emerging Markets Fund Initial Class	9,333
VanEck VIP Global Resources Fund - Initial Class	11,304

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2024.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

7.	Financial Highlights

The Company offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each policy option of the sub-accounts that had outstanding accumulation units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*

Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**

Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Discovery Value Portfolio - Class A

2024	93	$ 38.85	-	$ 38.85	$ 3,623	0.88%	10.02	-	10.02%
2023	117	35.31	-	35.31	4,127	1.09	17.18	-	17.18
2022	98	30.14	-	30.14	2,940	0.98	(15.63)	-	(15.63)
2021	124	35.72	-	35.72	4,431	0.74	35.95	-	35.95
2020	136	26.27	-	26.27	3,586	1.04	3.37	-	3.37

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS International Value Class A

2024	2,337	$ 9.96	-	$ 9.96	$ 23,277	2.78%	5.07	-	5.07%
2023	2,116	9.48	-	9.48	20,058	0.75	15.15	-	15.15
2022	2,334	8.23	-	8.23	19,217	3.86	(13.61)	-	(13.61)
2021	3,535	9.53	-	9.53	33,687	2.09	11.08	-	11.08
2020	3,207	8.58	-	8.58	27,506	2.08	2.47	-	2.47

AB VPS Relative Value Portfolio - Class A

2024	692	40.90	-	40.90	28,286	1.46	13.02	-	13.02
2023	675	36.18	-	36.18	24,424	1.56	12.03	-	12.03
2022	742	32.30	-	32.30	23,968	1.42	(4.19)	-	(4.19)
2021	727	33.71	-	33.71	24,512	0.83	28.16	-	28.16
2020	700	26.31	-	26.31	18,423	1.62	2.72	-	2.72

AB VPS Small Cap Growth Class A

2024	488	55.66	-	55.66	27,167	0.26	18.64	-	18.64
2023	949	46.91	-	46.91	44,505	—	18.02	-	18.02
2022	1,127	39.75	-	39.75	44,782	—	(39.09)	-	(39.09)
2021	1,086	65.26	-	65.26	70,859	—	9.46	-	9.46
2020	1,059	59.63	-	59.63	63,115	—	53.98	-	53.98

AB VPS Sustainable International Thematic Portfolio - Class A (Fund closed on April 16, 2024)

2024	—	13.38	-	13.38	—	—	(0.84)	-	(0.84)
2023	1,197	13.49	-	13.49	16,156	—	12.63	-	12.63
2022	1,081	11.98	-	11.98	12,956	—	(27.61)	-	(27.61)
2021	2,119	16.55	-	16.55	35,071	—	8.25	-	8.25
2020	2,307	15.29	-	15.29	35,270	1.41	29.94	-	29.94

Alger Balanced Class I-2

2024	902	19.72	-	31.96	25,523	—	17.06	-	17.06
2023	1,162	16.84	-	27.30	26,727	1.34	17.43	-	17.43
2022	1,327	14.34	-	23.25	24,623	1.27	(11.31)	-	(11.31)
2021	1,101	16.17	-	26.21	23,563	0.93	19.12	-	19.12
2020	874	13.58	-	22.00	16,455	1.38	10.23	-	10.23

Alger Capital Appreciation Class I-2

2024	6,637	33.30	-	184.95	610,646	—	48.13	-	48.13
2023	7,098	22.48	-	124.85	457,421	—	43.13	-	43.13
2022	6,463	15.70	-	87.23	317,277	—	(36.52)	-	(36.52)
2021	5,144	24.74	-	137.42	452,498	—	19.13	-	19.13
2020	4,510	20.77	-	115.36	377,836	—	41.75	-	41.75

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Alger Large Cap Growth Class I-2

2024	5,978	$ 58.69	-	$ 88.15	$ 513,886	—%	42.89	-	42.89%
2023	6,870	41.07	-	61.69	414,764	—	32.67	-	32.67
2022	7,271	30.96	-	46.50	331,396	—	(38.65)	-	(38.65)
2021	7,042	50.47	-	75.80	523,245	—	11.84	-	11.84
2020	7,480	45.12	-	67.78	497,512	0.19	67.03	-	67.03

Alger MidCap Growth Class I-2

2024	8,278	22.15	-	88.10	600,762	—	21.07	-	21.07
2023	9,480	18.29	-	72.77	560,665	—	23.17	-	23.17
2022	9,250	14.85	-	59.08	459,092	—	(36.07)	-	(36.07)
2021	8,429	23.23	-	92.42	668,363	—	4.20	-	4.20
2020	7,695	22.30	-	88.69	627,170	—	64.63		64.63

Alger Small Cap Growth Portfolio Class I-2

2024	3,494	18.18	-	18.18	63,513	0.42	8.13	-	8.13
2023	3,051	16.81	-	16.81	51,296	—	16.49	-	16.49
2022	2,364	14.43	-	14.43	34,121	—	(38.01)	-	(38.01)
2021	1,193	23.28	-	23.28	27,766	—	(6.06)	-	(6.06)
2020	540	24.78	-	24.78	13,389	1.50	67.15	-	67.15

DWS Equity 500 Index VIP Class A

2024	2,370	102.43	-	102.43	242,739	1.28	24.63	-	24.63
2023	2,902	82.19	-	82.19	238,499	1.36	26.00	-	26.00
2022	3,024	65.23	-	65.23	197,255	1.27	(18.34)	-	(18.34)
2021	3,199	79.88	-	79.88	255,538	1.47	28.40	-	28.40
2020	3,543	62.21	-	62.21	220,438	1.65	18.10	-	18.10

DWS Global Income Builder VIP Class A II

2024	2,634	28.97	-	28.97	76,307	3.44	9.10	-	9.10
2023	2,736	26.56	-	26.56	72,649	3.09	14.89	-	14.89
2022	2,703	23.11	-	23.11	62,472	3.03	(14.98)	-	(14.98)
2021	3,068	27.19	-	27.19	83,404	2.30	10.96	-	10.96
2020	3,019	24.50	-	24.50	73,972	3.20	8.28	-	8.28

DWS Small Cap Index VIP Class A

2024	795	77.90	-	77.90	61,905	1.16	11.15	-	11.15
2023	793	70.08	-	70.08	55,589	1.11	16.76	-	16.76
2022	829	60.02	-	60.02	49,762	0.92	(20.64)	-	(20.64)
2021	920	75.63	-	75.63	69,553	0.83	14.50	-	14.50
2020	930	66.05	-	66.05	61,408	1.11	19.43	-	19.43

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Asset Manager Portfolio Initial Class

2024	2,861	$ 39.85	-	$ 39.85	$ 113,987	2.53%	8.50	-	8.50%
2023	2,772	36.73	-	36.73	101,822	2.36	12.94	-	12.94
2022	2,806	32.52	-	32.52	91,247	2.16	(14.94)	-	(14.94)
2021	2,691	38.23	-	38.23	102,888	1.61	9.92	-	9.92
2020	3,129	34.78	-	34.78	108,819	1.54	14.87	-	14.87

Fidelity® VIP ContrafundSM Portfolio Initial Class

2024	16,872	29.34	-	132.37	1,864,960	0.19	33.79	-	33.79
2023	18,287	21.93	-	98.94	1,496,972	0.51	33.45	-	33.45
2022	18,038	16.43	-	74.14	1,135,528	0.51	(26.31)	-	(26.31)
2021	17,865	22.30	-	100.61	1,558,268	0.06	27.83	-	27.83
2020	17,938	17.45	-	78.70	1,272,175	0.25	30.57	-	30.57

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class
2024	2,119	19.79	-	19.79	41,931	1.12	16.87	-	16.87
2023	1,749	16.93	-	16.93	29,610	1.21	20.96	-	20.96
2022	1,391	14.00	-	14.00	19,476	0.94	(18.23)	-	(18.23)
2021	829	17.12	-	17.12	14,185	0.44	20.66	-	20.66
2020	459	14.19	-	14.19	6,513	0.86	18.45	-	18.45

Fidelity® VIP Emerging Markets Portfolio Initial Class

2024	5,909	15.03	-	19.57	94,660	1.48	10.04	-	10.04
2023	5,464	13.66	-	17.78	80,549	2.48	9.66	-	9.66
2022	4,838	12.45	-	16.22	65,165	1.95	(20.11)	-	(20.11)
2021	3,714	15.59	-	20.30	63,848	2.54	(2.24)	-	(2.24)
2020	2,286	15.95	-	20.76	42,318	0.92	31.27	-	31.27

Fidelity® VIP Equity-Income PortfolioSM Initial Class

2024	22,527	20.50	-	63.77	1,351,346	1.79	15.35	-	15.35
2023	23,922	17.77	-	55.29	1,216,071	1.96	10.65	-	10.65
2022	24,558	16.06	-	49.97	1,150,713	1.89	(4.96)	-	(4.96)
2021	25,525	16.90	-	52.57	1,260,719	1.93	24.89	-	24.89
2020	25,529	13.53	-	42.10	1,025,840	1.87	6.69	-	6.69

Fidelity® VIP Government Money Market Portfolio Initial Class

2024	51,359	11.67	-	17.19	823,733	4.96	5.10	-	5.10
2023	39,778	11.11	-	16.36	602,022	4.79	4.89	-	4.89
2022	40,043	10.59	-	15.60	581,396	1.42	1.44	-	1.44
2021	42,212	10.44	-	15.37	602,611	0.01	0.01	-	0.01
2020	43,778	10.44	-	15.37	630,734	0.29	0.32	-	0.32

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Growth & Income Portfolio Initial Class

2024	1,453	$ 46.52	-	$ 46.52	$ 67,595	1.09%	22.21	-	22.21%
2023	2,199	38.06	-	38.06	83,691	1.69	18.72	-	18.72
2022	2,235	32.06	-	32.06	71,644	1.75	(4.95)	-	(4.95)
2021	2,249	33.73	-	33.73	75,851	2.62	25.95	-	25.95
2020	2,258	26.78	-	26.78	60,468	2.22	7.85	-	7.85

Fidelity® VIP Growth Portfolio Initial Class

2024	20,736	34.81	-	110.80	2,099,209	—	30.39	-	30.39
2023	23,765	26.70	-	84.98	1,861,065	0.13	36.24	-	36.24
2022	24,816	19.60	-	62.37	1,443,197	0.61	(24.46)	-	(24.46)
2021	24,990	25.94	-	82.57	1,935,457	—	23.21	-	23.21
2020	25,883	21.05	-	67.01	1,643,379	0.07	43.89	-	43.89

Fidelity® VIP High Income Portfolio Initial Class

2024	1,030	23.25	-	23.25	23,944	6.05	8.97	-	8.97
2023	1,241	21.33	-	21.33	26,468	4.94	10.48	-	10.48
2022	1,489	19.31	-	19.31	28,754	5.40	(11.37)	-	(11.37)
2021	1,369	21.79	-	21.79	29,823	5.56	4.41	-	4.41
2020	1,212	20.87	-	20.87	25,302	5.30	2.75	-	2.75

Fidelity® VIP Index 500 Portfolio Initial Class

2024	54,387	27.12	-	85.63	2,602,038	1.30	24.90	-	24.90
2023	50,880	21.71	-	68.56	2,067,162	1.56	26.19	-	26.19
2022	45,446	17.21	-	54.33	1,579,234	1.52	(18.21)	-	(18.21)
2021	37,229	21.04	-	66.43	1,760,824	1.33	28.58	-	28.58
2020	28,421	16.36	-	51.67	1,238,378	1.78	18.24	-	18.24

Fidelity® VIP Index 500 Portfolio Service Class

2024	14,143	56.30	-	56.30	796,171	1.21	24.77	-	24.77
2023	14,148	45.12	-	45.12	638,349	1.39	26.07	-	26.07
2022	14,169	35.79	-	35.79	507,099	1.41	(18.30)	-	(18.30)
2021	13,328	43.80	-	43.80	583,796	1.20	28.45	-	28.45
2020	12,411	34.10	-	34.10	423,226	1.71	18.13	-	18.13

Fidelity® VIP Investment Grade Bond Portfolio Initial Class

2024	22,354	11.22	-	20.83	426,163	3.60	1.79	-	1.79
2023	21,071	11.03	-	20.47	397,456	2.69	6.20	-	6.20
2022	19,937	10.38	-	19.27	358,077	2.29	(12.96)	-	(12.96)
2021	19,747	11.93	-	22.14	409,629	2.10	(0.61)	-	(0.61)
2020	17,787	12.00	-	22.28	375,465	2.21	9.39	-	9.39

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Mid Cap Portfolio Initial Class

2024	3,175	$ 20.31	-	$ 41.06	$ 90,438	0.55%	17.49	-	17.49%
2023	3,000	17.29	-	34.95	76,987	0.67	15.08	-	15.08
2022	2,606	15.02	-	30.37	60,499	0.50	(14.74)	-	(14.74)
2021	2,324	17.62	-	35.62	69,479	0.62	25.60	-	25.60
2020	2,111	14.03	-	28.36	55,052	0.66	18.19	-	18.19

Fidelity® VIP Overseas Portfolio Initial Class

2024	11,741	15.55	-	36.57	387,218	1.61	5.05	-	5.05
2023	12,779	14.80	-	34.81	406,596	1.05	20.51	-	20.51
2022	12,924	12.28	-	28.89	343,280	1.11	(24.48)	-	(24.48)
2021	12,181	16.26	-	38.26	438,036	0.55	19.70	-	19.70
2020	11,844	13.58	-	31.96	370,751	0.45	15.61	-	15.61

Fidelity® VIP Real Estate Portfolio Initial Class

2024	4,476	13.36	-	24.00	79,836	4.20	6.52	-	6.52
2023	4,170	12.55	-	22.53	71,647	2.60	11.19	-	11.19
2022	3,341	11.28	-	20.26	53,268	1.45	(27.51)	-	(27.51)
2021	2,835	15.56	-	27.95	63,806	1.27	38.99	-	38.99
2020	2,479	11.20	-	20.11	42,475	2.42	(6.55)	-	(6.55)

Fidelity® VIP Value Portfolio Initial Class

2024	280	21.87	-	21.87	6,127	1.42	11.37	-	11.37
2023	238	19.63	-	19.63	4,680	1.59	19.79	-	19.79
2022	204	16.39	-	16.39	3,339	1.43	(4.11)	-	(4.11)
2021	141	17.09	-	17.09	2,402	2.35	30.16	-	30.16
2020	55	13.13	-	13.13	728	1.58	6.26	-	6.26

Fidelity® VIP Value Strategies Portfolio Initial Class

2024	512	41.84	-	41.84	21,443	1.07	9.40	-	9.40
2023	503	38.25	-	38.25	19,223	1.23	20.85	-	20.85
2022	487	31.65	-	31.65	15,429	1.15	(7.03)	-	(7.03)
2021	471	34.04	-	34.04	16,038	1.74	33.60	-	33.60
2020	368	25.48	-	25.48	9,384	1.38	8.26	-	8.26

Franklin Templeton Global Bond VIP Fund Class 1
2024	1,748	13.75	-	13.75	24,027	—	(11.13)	-	(11.13)
2023	2,055	15.47	-	15.47	31,785	—	3.19	-	3.19
2022	2,065	14.99	-	14.99	30,954	—	(4.85)	-	(4.85)
2021	2,018	15.75	-	15.75	31,793	—	(4.62)	-	(4.62)
2020	1,802	16.52	-	16.52	29,759	8.41	(5.07)	-	(5.07)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Franklin Templeton Income VIP Fund Class 1
2024	1,085	$ 25.50	-	$ 25.50	$ 27,677	5.16%	7.46	-	7.46%
2023	1,036	23.73	-	23.73	24,575	5.14	8.87	-	8.87
2022	1,010	21.80	-	21.80	22,013	4.98	(5.24)	-	(5.24)
2021	1,365	23.00	-	23.00	31,408	4.69	17.00	-	17.00
2020	1,299	19.66	-	19.66	25,532	5.88	0.97	-	0.97

Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2024	215	28.23	-	28.23	6,070	1.95	4.98	-	4.98
2023	205	26.89	-	26.89	5,524	2.69	20.55	-	20.55
2022	195	22.31	-	22.31	4,357	1.64	(4.52)	-	(4.52)
2021	201	23.36	-	23.36	4,690	2.74	19.43	-	19.43
2020	215	19.56	-	19.56	4,203	2.54	(4.22)	-	(4.22)

Franklin Templeton Mutual Shares VIP Fund Class 1
2024	160	26.50	-	26.50	4,251	2.20	11.50	-	11.50
2023	161	23.77	-	23.77	3,829	2.27	13.73	-	13.73
2022	200	20.90	-	20.90	4,183	2.18	(7.15)	-	(7.15)
2021	195	22.51	-	22.51	4,392	3.15	19.52	-	19.52
2020	188	18.83	-	18.83	3,534	3.28	(4.85)	-	(4.85)

Franklin Templeton Small Cap Value VIP Fund Class 1
2024	2,039	38.82	-	38.82	79,148	1.11	12.01	-	12.01
2023	2,031	34.65	-	34.65	70,394	0.73	13.02	-	13.02
2022	1,887	30.66	-	30.66	57,873	1.26	(9.82)	-	(9.82)
2021	2,320	34.00	-	34.00	78,885	1.14	25.67	-	25.67
2020	2,368	27.05	-	27.05	64,069	1.65	5.41	-	5.41

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2024	876	44.41	-	44.41	38,893	—	11.31	-	11.31
2023	933	39.89	-	39.89	37,203	—	27.12	-	27.12
2022	910	31.38	-	31.38	28,559	—	(33.52)	-	(33.52)
2021	896	47.21	-	47.21	42,317	—	10.25	-	10.25
2020	890	42.82	-	42.82	38,111	—	55.52	-	55.52

Franklin Templeton Strategic Income VIP Fund Class 1
2024	1,097	18.66	-	18.66	20,470	4.55	4.32	-	4.32
2023	1,036	17.89	-	17.89	18,530	4.67	8.37	-	8.37
2022	993	16.51	-	16.51	16,393	4.38	(10.46)	-	(10.46)
2021	939	18.44	-	18.44	17,310	3.47	2.28	-	2.28
2020	854	18.02	-	18.02	15,394	5.04	3.75	-	3.75

Franklin Templeton U.S. Government Securities VIP Fund Class 1
2024	1,272	13.62	-	13.62	17,323	3.21	1.50	-	1.50
2023	1,233	13.42	-	13.42	16,545	2.93	4.76	-	4.76
2022	1,197	12.81	-	12.81	15,334	2.60	(9.50)	-	(9.50)
2021	1,212	14.16	-	14.16	17,156	2.63	(1.62)	-	(1.62)
2020	1,173	14.39	-	14.39	16,885	3.70	4.08	-	4.08

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Guggenheim VT U.S. Long Short Equity Fund (Fund closed on August 16, 2024)
2024	—	$ 33.89	-	$ 33.89	$ —	0.14%	7.99	-	7.99%
2023	1,302	31.38	-	31.38	40,851	0.27	12.75	-	12.75
2022	1,284	27.83	-	27.83	35,733	0.47	(14.39)	-	(14.39)
2021	1,256	32.51	-	32.51	40,843	0.66	23.80	-	23.80
2020	1,225	26.26	-	26.26	32,158	0.85	4.93	-	4.93

Invesco Oppenheimer V.I. Intl. Growth Fund Series I
2024	3,395	19.43	-	63.98	119,499	0.65	(1.67)	-	(1.67)
2023	3,975	19.76	-	65.07	146,682	0.60	21.06	-	21.06
2022	4,005	16.32	-	53.75	121,665	—	(27.13)	-	(27.13)
2021	3,783	22.39	-	73.76	158,980	—	10.22	-	10.22
2020	3,701	20.32	-	66.92	142,972	0.96	21.50	-	21.50

Invesco V.I. American Franchise
2024	8,939	55.72	-	55.72	498,075	—	34.89	-	34.89
2023	9,872	41.31	-	41.31	407,789	—	40.93	-	40.93
2022	10,512	29.31	-	29.31	308,123	—	(31.11)	-	(31.11)
2021	10,517	42.55	-	42.55	447,481	—	11.93	-	11.93
2020	11,261	38.01	-	38.01	428,077	0.07	42.35	-	42.35

Invesco V.I. American Value (On April 30, 2021 Invesco V.I. Value Opportunity was merged into Invesco V.I. American Value)
2024	2,664	22.99	-	69.72	163,928	1.02	30.41	-	30.41
2023	2,705	17.63	-	53.46	127,720	0.69	15.60	-	15.60
2022	2,650	15.25	-	46.25	110,577	0.77	(2.61)	-	(2.61)
2021	2,640	15.66	-	47.49	115,801	0.43	5.29	-	27.95
2020	289	12.24	-	23.03	5,870	0.92	1.12	-	1.12

Invesco V.I. Conservative Balanced Fund - Series I (On April 25, 2024, Invesco V.I. Conservative Balanced Fund - Series I merged into Invesco V.I. Equity and Income Fund -Series I)
2024	—	17.38	-	17.38	—	2.67	1.89	-	1.89
2023	2,037	17.06	-	17.06	34,741	1.95	12.60	-	12.60
2022	1,894	15.15	-	15.15	28,682	1.40	(16.85)	-	(16.85)
2021	1,776	18.22	-	18.22	32,355	1.59	10.63	-	10.63
2020	1,588	16.47	-	16.47	26,142	2.21	14.86	-	14.86

Invesco V.I. Core Equity
2024	842	45.35	-	45.35	38,193	0.71	25.61	-	25.61
2023	986	36.11	-	36.11	35,603	0.75	23.36	-	23.36
2022	976	29.27	-	29.27	28,561	0.94	(20.55)	-	(20.55)
2021	960	36.84	-	36.84	35,358	0.68	27.74	-	27.74
2020	936	28.84	-	28.84	26,992	1.42	13.85	-	13.85

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I. Core Plus Bond Fund - Series I)

2024	1,021	$ 10.41	-	$ 10.41	$ 10,635	3.81%	3.06	-	3.06%
2023	936	10.10	-	10.10	9,460	2.16	6.14	-	6.14
2022	1,088	9.52	-	9.52	10,359	0.60	(4.80)	-	(4.80)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I

2024	7,616	17.13	-	56.55	356,474	—	24.23	-	24.23
2023	8,329	13.79	-	45.52	325,648	—	13.15	-	13.15
2022	7,909	12.19	-	40.23	281,368	—	(30.98)	-	(30.98)
2021	7,367	17.66	-	58.29	394,137	—	19.10	-	19.10
2020	6,859	14.83	-	48.94	334,689	0.03	40.69	-	51.42

Invesco V.I. Diversified Dividend Fund Series I

2024	572	17.50	-	17.50	10,015	2.09	13.22	-	13.22
2023	426	15.46	-	15.46	6,586	2.76	9.04	-	9.04
2022	275	14.17	-	14.17	3,900	2.49	(1.68)	-	(1.68)
2021	113	14.42	-	14.42	1,628	2.70	18.89	-	18.89
2020	33	12.13	-	12.13	402	4.48	0.14	-	0.14

Invesco V.I. Equity and Income Fund - Series I (Fund commenced operations on April 25,2024) (On April 25, 2024, Invesco V.I. Conservative Balanced Fund - Series I merged into Invesco V.I. Equity and Income Fund - Series I)

2024	3,466	10.76	-	10.76	37,302	1.79	7.61	-	7.61

Invesco V.I. EQV International Equity Fund - Series I
2024	870	13.70	-	13.70	11,919	1.83	0.62	-	0.62
2023	797	13.61	-	13.61	10,849	0.23	18.15	-	18.15
2022	666	11.52	-	11.52	7,675	2.00	(18.31)	-	(18.31)
2021	438	14.10	-	14.10	6,173	1.55	5.89	-	5.89
2020	222	13.32	-	13.32	2,953	3.37	14.00	-	14.00

Invesco V.I. Global Fund - Series I
2024	864	37.48	-	37.48	32,380	—	16.07	-	16.07
2023	845	32.29	-	32.29	27,274	0.24	34.73	-	34.73
2022	853	23.97	-	23.97	20,446	—	(31.76)	-	(31.76)
2021	748	35.12	-	35.12	26,280	—	15.49	-	15.49
2020	733	30.41	-	30.41	22,286	0.71	27.64	-	27.64

Invesco V.I. Global Fund - Series II
2024	9,807	57.39	-	57.39	562,819	—	15.78	-	15.78
2023	10,587	49.57	-	49.57	524,753	—	34.45	-	34.45
2022	11,200	36.87	-	36.87	412,935	—	(31.94)	-	(31.94)
2021	10,671	54.17	-	54.17	578,023	—	15.17	-	15.17
2020	10,940	47.03	-	47.03	514,519	0.45	27.34	-	27.34

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Global Strategic Income Fund - Series I
2024	559	$ 15.55	-	$ 15.55	$ 8,696	3.18%	3.16	-	3.16%
2023	543	15.08	-	15.08	8,180	—	8.88	-	8.88
2022	561	13.85	-	13.85	7,771	—	(11.46)	-	(11.46)
2021	546	15.64	-	15.64	8,533	4.89	(3.41)	-	(3.41)
2020	446	16.19	-	16.19	7,218	5.80	3.40	-	3.40

Invesco V.I. Government Securities

2024	4,846	12.16	-	12.16	58,939	2.58	1.72	-	1.72
2023	4,702	11.96	-	11.96	56,211	2.11	4.62	-	4.62
2022	4,360	11.43	-	11.43	49,826	2.02	(10.29)	-	(10.29)
2021	4,376	12.74	-	12.74	55,747	2.42	(2.27)	-	(2.27)
2020	4,130	13.03	-	13.03	53,834	2.48	6.27	-	6.27

Invesco V.I. Growth and Income Fund Series I

2024	6,152	37.99	-	74.76	422,737	1.44	16.00	-	16.00
2023	6,923	32.75	-	64.45	415,543	1.62	12.66	-	12.66
2022	7,277	29.07	-	57.21	390,603	1.69	(5.75)	-	(5.75)
2021	7,223	30.84	-	60.70	411,238	1.57	28.51	-	28.51
2020	7,487	24.00	-	47.24	330,809	2.41	2.09	-	2.09

Invesco V.I. High Yield

2024	6,180	12.95	-	17.87	91,126	5.93	7.73	-	7.73
2023	5,537	12.02	-	16.59	76,607	5.58	10.18	-	10.18
2022	5,166	10.91	-	15.06	66,111	4.80	(9.55)	-	(9.55)
2021	4,653	12.06	-	16.65	67,471	5.35	4.38	-	4.38
2020	3,039	11.56	-	15.95	45,314	6.38	3.32	-	3.32

Invesco V.I. Main Street Fund® - Series I

2024	774	23.47	-	23.47	18,159	—	23.64	-	23.64
2023	768	18.98	-	18.98	14,584	0.93	23.22	-	23.22
2022	760	15.41	-	15.41	11,702	1.49	(20.13)	-	(20.13)
2021	773	19.29	-	19.29	14,918	0.73	27.57	-	27.57
2020	757	15.12	-	15.12	11,447	1.54	13.94	-	13.94

Invesco V.I. Main Street Mid Cap Fund - Series I

2024	3,778	45.76	-	45.76	172,857	0.34	17.07	-	17.07
2023	3,693	39.09	-	39.09	144,334	0.29	14.47	-	14.47
2022	3,658	34.15	-	34.15	124,912	0.37	(14.26)	-	(14.26)
2021	3,560	39.83	-	39.83	141,788	0.46	23.24	-	23.24
2020	3,514	32.32	-	32.32	113,561	0.73	9.25	-	9.25

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Main Street Small Cap Fund® - Series I

2024	10,365	$ 47.42	-	$ 103.75	$ 1,039,094	—%	12.68	-	12.68%
2023	11,698	42.08	-	92.07	1,037,337	1.18	18.13	-	18.13
2022	11,768	35.62	-	77.94	884,933	0.54	(15.83)	-	(15.83)
2021	11,815	42.33	-	92.61	1,055,046	0.37	22.55	-	22.55
2020	12,739	34.54	-	75.57	922,320	0.66	19.93	-	19.93

Janus Henderson Balanced Portfolio Institutional Shares

2024	1,023	19.90	-	39.29	32,839	2.11	15.43	-	15.43
2023	958	17.24	-	34.04	27,082	2.19	15.41	-	15.41
2022	881	14.94	-	29.50	22,201	1.27	(16.40)	-	(16.40)
2021	830	17.87	-	35.28	26,480	0.92	17.20	-	17.20
2020	718	15.25	-	30.11	20,458	1.74	14.31	-	14.31

Janus Henderson Balanced Portfolio Service Shares

2024	9,733	63.00	-	63.00	613,125	1.74	15.15	-	15.15
2023	10,481	54.71	-	54.71	573,439	1.82	15.13	-	15.13
2022	10,438	47.52	-	47.52	495,992	0.97	(16.62)	-	(16.62)
2021	10,977	56.99	-	56.99	625,586	0.68	16.91	-	16.91
2020	10,707	48.75	-	48.75	521,948	1.52	14.03	-	14.03

Janus Henderson Enterprise Portfolio Institutional Shares

2024	1,457	24.11	-	56.13	78,022	0.76	15.61	-	15.61
2023	1,413	20.86	-	48.55	65,921	0.17	18.07	-	18.07
2022	1,229	17.67	-	41.12	48,986	0.17	(15.94)	-	(15.94)
2021	1,266	21.02	-	48.92	60,006	0.27	16.83	-	16.83
2020	1,201	17.99	-	41.87	50,244	0.06	19.47	-	19.56

Janus Henderson Flexible Bond Portfolio Institutional Shares

2024	2,990	11.08	-	17.95	39,742	5.00	1.96	-	1.96
2023	2,790	10.86	-	17.61	36,951	4.43	5.50	-	5.50
2022	2,681	10.30	-	16.69	34,092	2.54	(13.66)	-	(13.66)
2021	2,339	11.93	-	19.33	35,583	2.13	(0.90)	-	(0.90)
2020	1,368	12.03	-	19.50	24,447	2.94	10.48	-	10.48

Janus Henderson Forty Portfolio Institutional Shares

2024	1,854	31.08	-	119.93	177,552	0.11	28.47	-	28.47
2023	1,836	24.19	-	93.35	140,662	0.18	39.96	-	39.96
2022	2,231	17.28	-	66.70	133,106	0.20	(33.55)	-	(33.55)
2021	2,120	26.01	-	100.38	193,353	—	22.90	-	22.90
2020	2,086	21.17	-	81.68	157,340	0.27	39.40	-	39.40

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares

2024	2,793	$ 38.39	-	$ 111.66	$151,897	—%	32.10	-	32.10%
2023	2,916	29.06	-	84.52	119,949	—	54.55	-	54.55
2022	2,779	18.80	-	54.69	74,449	—	(36.95)	-	(36.95)
2021	2,049	29.82	-	86.75	91,036	0.18	18.01	-	18.01
2020	1,100	25.27	-	73.50	54,363	—	51.20	-	51.20

Janus Henderson Global Research Portfolio Service Shares

2024	1,117	63.11	-	63.11	70,516	0.59	23.27	-	23.27
2023	1,397	51.20	-	51.20	71,507	0.77	26.47	-	26.47
2022	1,441	40.48	-	40.48	58,320	0.90	(19.61)	-	(19.61)
2021	1,408	50.36	-	50.36	70,877	0.37	17.80	-	17.80
2020	1,385	42.75	-	42.75	59,219	0.55	19.76	-	19.76

Janus Henderson Mid Cap Value Portfolio Institutional Shares

2024	2,166	17.39	-	33.98	42,145	1.01	13.11	-	13.11
2023	1,930	15.38	-	30.04	33,039	1.26	11.40	-	11.40
2022	1,566	13.80	-	26.97	23,970	1.35	(5.56)	-	(5.56)
2021	1,387	14.62	-	28.55	22,543	0.49	19.73	-	19.73
2020	1,030	12.21	-	23.85	14,870	1.17	(0.92)	-	(0.92)

Janus Henderson Mid Cap Value Portfolio Service Shares

2024	4,400	51.04	-	51.04	224,597	0.85	12.80	-	12.80
2023	4,395	45.25	-	45.25	198,856	0.95	11.11	-	11.11
2022	4,618	40.73	-	40.73	188,086	1.17	(5.77)	-	(5.77)
2021	4,671	43.22	-	43.22	201,900	0.31	19.42	-	19.42
2020	4,684	36.19	-	36.19	169,520	1.10	(1.21)	-	(1.21)

Janus Henderson Overseas Portfolio Institutional Shares

2024	3,160	14.06	-	14.06	44,420	1.39	5.84	-	5.84
2023	3,306	13.28	-	13.28	43,907	1.54	10.87	-	10.87
2022	3,075	11.98	-	11.98	36,840	1.79	(8.60)	-	(8.60)
2021	2,860	13.11	-	13.11	37,492	1.14	13.58	-	13.58
2020	3,140	11.54	-	11.54	36,236	1.38	16.30	-	16.30

Janus Henderson Overseas Portfolio Service Shares

2024	6,862	13.57	-	13.57	93,121	1.24	5.58	-	5.58
2023	7,573	12.85	-	12.85	97,341	1.43	10.58	-	10.58
2022	7,847	11.62	-	11.62	91,210	1.73	(8.84)	-	(8.84)
2021	7,052	12.75	-	12.75	89,917	1.02	13.29	-	13.29
2020	8,565	11.25	-	11.25	96,397	1.21	16.02	-	16.02

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Research Portfolio Institutional Shares

2024	75	$ 31.49	-	$ 31.49	$ 2,371	0.03%	35.31	-	35.31%
2023	72	23.27	-	23.27	1,675	0.17	43.17	-	43.17
2022	57	16.25	-	16.25	932	0.21	(29.89)	-	(29.89)
2021	63	23.18	-	23.18	1,467	0.10	20.33	-	20.33
2020	7	19.27	-	19.27	135	0.37	32.95	-	32.95

Lazard Retirement Emerging Markets Equity Portfolio

2024	439	71.61	-	71.61	31,460	3.43	7.43	-	7.43
2023	451	66.66		66.66	30,077	4.69	22.27	-	22.27
2022	457	54.52		54.52	24,892	3.50	(15.12)	-	(15.12)
2021	408	64.22		64.22	26,222	1.89	5.47	-	5.47
2020	390	60.90		60.90	23,772	2.30	(1.27)	-	(1.27)

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

2024	4,056	52.49	-	52.49	212,900	1.17	8.08	-	8.08
2023	5,109	48.57	-	48.57	248,154	1.32	15.09	-	15.09
2022	5,138	42.20	-	42.20	216,840	1.35	(6.43)	-	(6.43)
2021	5,161	45.10	-	45.10	232,774	1.06	26.21	-	26.21
2020	5,262	35.73	-	35.73	188,030	1.48	5.25	-	5.25

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I

2024	4,789	28.55	-	28.55	136,714	6.65	7.06	-	7.06
2023	4,742	26.66	-	26.66	126,450	5.69	10.26	-	10.26
2022	4,916	24.18	-	24.18	118,886	6.82	(13.72)	-	(13.72)
2021	4,836	28.03	-	28.03	135,535	4.62	1.33	-	1.33
2020	4,498	27.66	-	27.66	124,411	4.21	7.32	-	7.32

MFS® High Yield Portfolio Initial Class

2024	5,007	16.19	-	16.19	81,052	6.25	6.92	-	6.92
2023	4,739	15.14	-	15.14	71,752	5.79	12.41	-	12.41
2022	4,608	13.47	-	13.47	62,064	5.51	(10.51)	-	(10.51)
2021	4,707	15.05	-	15.05	70,840	5.06	3.49	-	3.49
2020	4,404	14.54	-	14.54	64,051	5.56	5.09	-	5.09

MFS® Investors Trust Series Initial Class

2024	425	66.83	-	66.83	28,384	0.70	19.52	-	19.52
2023	428	55.92	-	55.92	23,945	0.73	18.98	-	18.98
2022	428	47.00	-	47.00	20,093	0.56	(16.49)	-	(16.49)
2021	676	56.28	-	56.28	38,017	0.63	26.81	-	26.81
2020	671	44.38	-	44.38	29,781	0.65	13.87	-	13.87

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

MFS® Mass. Investors Growth Stock Portfolio Initial Class

2024	3,964	$ 34.05	-	$ 34.05	$134,954	0.35%	16.27	-	16.27%
2023	3,955	29.29	-	29.29	115,828	0.30	24.01	-	24.01
2022	4,086	23.62	-	23.62	96,488	0.11	(19.26)	-	(19.26)
2021	4,085	29.25	-	29.25	119,473	0.24	25.97	-	25.97
2020	4,687	23.22	-	23.22	108,829	0.46	22.53	-	22.53

MFS® New Discovery Series Initial Class

2024	2,672	101.71	-	101.71	271,810	—	6.72	-	6.72
2023	2,598	95.30	-	95.30	247,577	—	14.41	-	14.41
2022	2,587	83.30	-	83.30	215,507	—	(29.76)	-	(29.76)
2021	2,547	118.59	-	118.59	302,099	—	1.80	-	1.80
2020	3,124	116.49	-	116.49	363,909	—	45.89	-	45.89

MFS® Total Return Series Initial Class

2024	3,321	51.99	-	51.99	172,682	2.41	7.75	-	7.75
2023	3,627	48.25	-	48.25	175,010	2.06	10.44	-	10.44
2022	3,604	43.69	-	43.69	157,442	1.73	(9.58)	-	(9.58)
2021	3,558	48.32	-	48.32	171,913	1.82	14.12	-	14.12
2020	3,440	42.34	-	42.34	145,664	2.31	9.81	-	9.81

MFS® Utilities Series Initial Class

2024	1,071	102.08	-	102.08	109,350	2.34	11.66	-	11.66
2023	1,048	91.42	-	91.42	95,838	3.56	(2.11)	-	(2.11)
2022	1,033	93.39	-	93.39	96,471	2.41	0.76	-	0.76
2021	1,079	92.69	-	92.69	100,030	1.76	14.09	-	14.09
2020	1,068	81.24	-	81.24	86,768	2.55	5.90	-	5.90

MFS® Value Series Initial Class

2024	1,554	57.89	-	57.89	89,954	1.65	11.61	-	11.61
2023	1,517	51.86	-	51.86	78,672	1.66	7.93	-	7.93
2022	1,607	48.05	-	48.05	77,232	1.41	(5.91)	-	(5.91)
2021	1,632	51.07	-	51.07	83,350	1.35	25.45	-	25.45
2020	1,629	40.71	-	40.71	66,316	1.49	3.48	-	3.48

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

2024	3,080	11.70	-	11.70	36,041	1.37	7.82	-	7.82
2023	2,898	10.85	-	10.85	31,452	1.62	11.97	-	11.97
2022	2,683	9.69	-	9.69	26,001	0.43	(25.08)	-	(25.08)
2021	2,407	12.94	-	12.94	31,143	0.81	2.99	-	2.99
2020	2,310	12.56	-	12.56	29,014	1.43	14.44	-	14.44

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Morgan Stanley VIF Growth Portfolio Class I

2024	2,396	$ 79.11	-	$ 122.60	$254,521	—%	46.59	-	46.59%
2023	2,359	53.96	-	83.64	171,386	—	48.66	-	48.66
2022	2,211	36.30	-	56.26	107,970	—	(60.07)	-	(60.07)
2021	1,715	90.90	-	140.88	220,261	—	0.10	-	0.10
2020	1,726	90.80	-	140.74	225,517	—	117.31	-	117.31

Morgan Stanley VIF U.S. Real Estate Portfolio Class I (Fund closed on December 6, 2024)

2024	—	59.76	-	59.76	—	2.70	15.44	-	15.44
2023	2,893	51.77	-	51.77	149,783	2.25	14.52	-	14.52
2022	2,781	45.21	-	45.21	125,714	1.23	(27.05)	-	(27.05)
2021	2,732	61.98	-	61.98	169,299	2.07	39.80	-	39.80
2020	2,678	44.33	-	44.33	118,717	2.90	(16.85)	-	(16.85)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

2024	36,466	18.60	-	45.01	863,702	1.50	14.85	-	14.85
2023	36,590	16.19	-	25.31	765,023	2.09	17.10	-	17.10
2022	32,698	13.83	-	21.61	602,631	1.87	(12.92)	-	(12.92)
2021	28,712	15.88	-	24.82	639,629	1.37	18.60	-	18.60
2020	24,867	13.39	-	20.93	495,840	2.28	10.34	-	10.34

Morningstar Balanced ETF Asset Allocation Portfolio Class I

2024	30,820	15.36	-	30.91	595,182	2.06	10.50	-	10.50
2023	29,748	13.90	-	21.21	529,627	2.43	13.11	-	13.11
2022	27,594	12.29	-	18.75	454,941	2.18	(12.60)	-	(12.60)
2021	23,803	14.06	-	21.46	469,957	1.72	11.00	-	11.00
2020	20,226	12.67	-	19.33	373,956	2.47	9.41	-	9.41

Morningstar Conservative ETF Asset Allocation Portfolio Class I

2024	4,368	12.10	-	17.72	70,652	2.69	5.52	-	5.52
2023	3,894	11.46	-	15.53	59,850	2.61	8.19	-	8.19
2022	4,231	10.60	-	14.35	60,075	1.82	(11.61)	-	(11.61)
2021	4,737	11.99	-	16.24	76,471	1.72	0.28	-	2.51
2020	4,221	15.84	-	15.84	66,860	2.06	6.80	-	6.80

Morningstar Growth ETF Asset Allocation Portfolio Class I

2024	61,892	17.18	-	39.08	1,405,047	1.65	12.88	-	12.88
2023	65,234	15.22	-	34.62	1,318,048	2.05	15.61	-	15.61
2022	65,290	13.16	-	29.94	1,165,824	1.95	(12.96)	-	(12.96)
2021	56,597	15.12	-	34.40	1,194,438	1.55	15.09	-	15.09
2020	47,038	13.14	-	29.89	898,991	2.45	10.26	-	10.26

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

2024	14,735	$ 13.77	-	$ 23.56	$ 276,067	2.80%	8.20	-	8.20%
2023	14,003	12.73	-	18.30	243,680	2.78	10.99	-	10.99
2022	12,282	11.47	-	16.49	194,587	2.28	(12.31)	-	(12.31)
2021	11,498	13.08	-	18.81	210,955	1.91	6.66	-	6.66
2020	9,770	12.26	-	17.63	170,169	2.71	8.73	-	8.73

PIMCO VIT Int. Bond Portfolio U.S. Dollar-Hedged Admin. Shares
2024	2,518	26.59	-	26.59	66,935	3.62	5.46	-	5.46
2023	2,444	25.21	-	25.21	61,616	2.59	9.02	-	9.02
2022	2,351	23.12	-	23.12	54,374	1.50	(10.15)	-	(10.15)
2021	2,251	25.74	-	25.74	57,936	1.59	(1.96)	-	(1.96)
2020	2,152	26.25	-	26.25	56,503	5.92	5.56	-	5.56

PIMCO VIT Real Return Portfolio Admin. Shares
2024	7,836	20.65	-	20.65	161,841	2.60	2.13	-	2.13
2023	7,258	20.22	-	20.22	146,765	2.97	3.67	-	3.67
2022	8,024	19.51	-	19.51	156,513	6.99	(11.90)	-	(11.90)
2021	8,489	22.14	-	22.14	187,972	5.01	5.59	-	5.59
2020	7,589	20.97	-	20.97	159,150	1.43	11.71	-	11.71

PIMCO VIT Total Return Portfolio Admin. Shares
2024	12,405	23.72	-	23.72	294,283	4.04	2.53	-	2.53
2023	13,343	23.14	-	23.14	308,718	3.56	5.93	-	5.93
2022	12,891	21.84	-	21.84	281,567	2.62	(14.30)	-	(14.30)
2021	12,457	25.49	-	25.49	317,478	1.82	(1.27)	-	(1.27)
2020	11,401	25.81	-	25.81	294,290	2.12	8.65	-	8.65

Putnam VT High Yield Fund Class IA
2024	2,637	41.85	-	41.85	110,343	5.70	8.19	-	8.19
2023	2,536	38.68	-	38.68	98,072	5.59	12.29	-	12.29
2022	2,587	34.44	-	34.44	89,119	5.27	(11.37)	-	(11.37)
2021	2,511	38.86	-	38.86	97,581	4.78	5.20	-	5.20
2020	2,379	36.94	-	36.94	87,899	5.68	5.50	-	5.50

Putnam VT International Value Fund Class IA
2024	1,100	42.80	-	42.80	47,067	2.55	5.44	-	5.44
2023	1,149	40.60	-	40.60	46,664	1.73	19.08	-	19.08
2022	1,121	34.09	-	34.09	38,209	2.09	(6.70)	-	(6.70)
2021	1,032	36.54	-	36.54	37,706	2.11	15.28	-	15.28
2020	984	31.70	-	31.70	31,176	2.87	4.23	-	4.23

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

T. Rowe Price Blue Chip Growth Portfolio I
2024	3,579	$ 99.69	-	$ 99.69	$356,795	—%	35.51	-	35.51%
2023	4,726	73.56	-	73.56	347,658	—	49.29	-	49.29
2022	4,884	49.28	-	49.28	240,639	—	(38.50)	-	(38.50)
2021	4,866	80.12	-	80.12	389,897	—	17.62	-	17.62
2020	5,073	68.12	-	68.12	345,579	—	34.28	-	34.28

T. Rowe Price Equity Income Portfolio I
2024	8,792	68.24	-	68.24	599,933	1.80	11.70	-	11.70
2023	10,071	61.09	-	61.09	615,273	2.09	9.54	-	9.54
2022	10,573	55.77	-	55.77	589,700	1.87	(3.34)	-	(3.34)
2021	10,764	57.70	-	57.70	621,076	1.58	25.55	-	25.55
2020	11,424	45.96	-	45.96	525,020	2.35	1.18	-	1.18

VanEck VIP Emerging Markets Fund Initial Class
2024	3,002	37.29	-	37.29	111,948	1.61	1.21	-	1.21
2023	3,394	36.85	-	36.85	125,045	3.64	9.77	-	9.77
2022	3,360	33.57	-	33.57	112,770	0.29	(24.37)	-	(24.37)
2021	3,013	44.38	-	44.38	133,721	0.92	(11.87)	-	(11.87)
2020	3,130	50.36	-	50.36	157,637	2.05	17.25	-	17.25

VanEck VIP Global Resources Fund - Initial Class
2024	2,150	31.86	-	31.86	68,511	2.51	(2.83)	-	(2.83)
2023	2,691	32.79	-	32.79	88,234	2.78	(3.58)	-	(3.58)
2022	2,763	34.01	-	34.01	93,977	1.67	8.39	-	8.39
2021	2,969	31.37	-	31.37	93,164	0.42	18.92	-	18.92
2020	2,816	26.38	-	26.38	74,290	0.99	19.11	-	19.11

PART C

OTHER INFORMATION

Item 30. EXHIBITS

(a)

Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August  1, 1996. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(a)(2) Board of Directors Resolution approving plan of merger – ALNY Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260640).

(a)(3) Board of Directors Resolution approving plan of merger – WRNY Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260640).

(b)	Not Applicable

(c)(1)	Form of Principal Underwriting Agreement. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100935) dated June 30, 2003.

(2)

Amendment to Amended and Restated Principal Agreement Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260640).

(3)	Principal Underwriting Agreement – Wilton Re Distributors LLC (filed herewith)

(4)	Form of Selling Agreement. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100935) dated June 30, 2003.

(5)	Form of Schedule of Sales Commissions. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100935) dated June 30, 2003.

(d)

Form of Contract for the Consultant Protector Flexible Premium Variable Universal Life Policy. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(e)

Form of Application for the Consultant Protector Flexible Premium Variable Universal Life Policy Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(f)

Amended and Restated Charter of Wilton Reassurance Life Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260640).

(g)	Not Applicable

(h)	Fund Participation Agreements:

(1)

Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Allstate Life Insurance Company of New York, and Allstate Life Financial Services, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(2)

Participation Agreement among the Alger American Fund, Allstate Life Insurance Company of New York & Fred Alger and Company, Incorporated. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(3)

Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(4)

Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(5)

Fund Participation Agreement (Service Shares) between Janus Aspen Series and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(6)

Participation Agreement among Allstate Life Insurance Company of New York, Lazard Asset Management and Lazard Retirement Series, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(7)

Participation Agreement between Allstate Life Insurance Company of New York, LSA Variable Series Trust and LSA Asset Management, LLC. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(8)

Participation Agreement among MFS Variable Insurance Trust, Allstate Life Insurance Company of New York, and Massachusetts Financial Services Company. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(9)

Participation Agreement between Allstate Life Insurance Company of New York and OCC Accumulation Trust. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(10)

Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(11)

Participation Agreement among Panorama Series Fund, Oppenheimer Funds, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(12)

Participation Agreement among PIMCO Variable Insurance Trust, Allstate Life Insurance Company of New York and PIMCO Funds Distributor LLC. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(13)

Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(14)

Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(15)

Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(16)

Fund Participation Agreement between Allstate Life Insurance Company of New York and Deutsche Asset Management, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(17)

Participation Agreement between Scudder Variable Series I, Deutsche Investment Management Americas Inc., Scudder Distributors, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(18)

Participation Agreement among Allstate Life Insurance Company of New York, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(19)

Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(20)

Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Universal Institutional Funds, and Van Kampen Asset Management, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(21)

Participation Agreement between Financial Investors Variable Insurance Trust and Allstate Life Insurance Company of New York. Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-100935) dated April 30, 2009.

(22)

Participation Agreement between AIM Variable Insurance Funds and , Inc.. and Allstate Life Financial Services, Inc. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(23)

Participation Agreement between Fidelity(R) Variable Insurance Products Fund III and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(24)

Amendments to Participation Agreements between Fidelity ® Variable Insurance Products Funds and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(25)

Participation Agreement between Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., ALPS Distributors, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(26)

Amendment to Participation Agreement between Universal Institutional Funds, Inc, Morgan Stanley Investment Management, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(27)

Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(28)

Participation Agreement between MFS Variable Insurance Trust and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(29)

Participation Agreement between PIMCO Variable Insurance Trust and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(30)

Amendment to Participation Agreement between Putnam Variable Insurance Trust and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(31)

Participation Agreement between Van Eck Worldwide Insurance Trust and Allstate Life Insurance Company of New York. Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed April 25, 2022 (File No. 333-260640).

(i)

Administrative Contracts

(1) Service Agreement among Allstate Life Insurance Company of New York, Intramerica Life Insurance Company and Wilton Re Services, Inc., effective October 1, 2021 Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(2) Non-Marketing Third Party Agreement Incorporated by reference from Registration Statement of Form N-6 filed April 25, 2024 (File No. 333-260642)

(j)	Not Applicable

(k)

Opinion and Consent of Counsel. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260640).

(l)	Actuarial Opinion and Consent. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100935) dated June 30, 2003.

(m)	Sample Calculation. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100935) dated June 30, 2003.

(n)	Other Consents

(1)	Consent of Independent Auditors (filed herewith)
(2)	Consent of Independent Registered Public Accounting Firm (filed herewith)

(o)	Not Applicable.

(p)	Not Applicable.

(q)

Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii ). Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100935).

(r)	Form of Initial Summary Prospectus – Not Applicable

(99)(a) Resolution of Board of Directors authorizing Chief Executive Officer to sign on Wilton Reassurance Life Company of New York’s behalf pursuant to power of attorney Incorporated by reference from Registration Statement on Form S-1 Wilton Reassurance Life Company of New York filed April 11, 2023.

(b)

Powers of Attorney Ponomarev, Braun, Sheefel, Lash, Moser, Overbeeke, Quinn, Dwyer, Mak, Treglia, Fahr Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-1 Wilton Reassurance Life Company of New York filing date April 1, 2025 (File No. 333-278375).

Item 31. EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Wilton Reassurance Life Company of New York is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850 until September 2025, when it will become 801 Main Avenue, 5th Floor, Norwalk, CT 06851.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT

Dmitri Ponomarev	Chairman of the Board of Directors
Perry H. Braun	Director, Senior Vice President, Chief Investment Officer
Scott Sheefel	Director, President and Chief Executive Officer
Steven D. Lash	Director, Senior Vice President, Group Chief Financial Officer
Susan Moser	Director
David Overbeeke*	Director
John J. Quinn*	Director
James R. Dwyer*	Director
Enrico Treglia	Director, Senior Vice President, Group Chief Operating Officer
Lauren Mak	Senior Vice President, Chief Financial Officer
Robert Buckner	Vice President, Valuation Actuary
Rob Fahr	Vice President, Controller
Cathleen Manka	Tax Director
James Conway***	Illustration Actuary
Steven Brogan	Chief Legal Officer, Secretary
Jaime Merritt	Assistant Secretary
Karen Carpenter **	Chief Compliance Officer – Separate Accounts
Brent McGroarty	Chief Operating Officer
Andrew Wood	Chief Information Security Officer

Michael Khoury***	Claims Officer
Brandie Ray***	Claims Officer
Cindy Sumner***	Claims Officer

Individuals marked with an * are outside directors whose address is c/o WRNY, 800 Westchester Avenue, Suite 641 N, Rye Brook, NY 10573. The principal business address for the individual marked with ** is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411. The principal business address for individuals marked with *** is 900 Washington Ave., Waco, TX 76701.

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Item 33: INDEMNIFICATION

The Amended and Restated Charter of Wilton Reassurance Life Company of New York (Depositor) provide for the indemnification of its directors against damages for breach of duty as a director, so long as such person acts or omissions were not in bad faith or involve intentional misconduct or acts or omissions that such person know or reasonable should have known violated the Insurance law or that constituted a knowing violation of any other law that such person personally gain in fact a financial profit or other advantage to which such person was not legally entitled.

Under the terms of the underwriting agreement, the Depositor agrees to indemnify the Distributor for any act or omission in the course of or in connection with rendering services under the underwriting agreement or arising out of the purchase , retention or surrender of a contract; provided however that the company will not indemnify Distributor for any such liability that results from the willful misfeasance, bad faith or gross negligence of Distributors or from the reckless disregard by Distributors of its duties and obligations arising under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS

Wilton Re Distributors LLC (“WRDL”) serves as principal underwriter of the Policies.

In addition to Wilton Reassurance Life Co of New York Variable Life Separate Account A, WRDL as the principal underwriter for the following separate accounts:

●	Wilton Reassurance Life Co of New York Separate Account A
●	Wilton Reassurance Life Co of New York Variable Annuity Account

The following are the directors and officers of WRDL. The principal business address is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411.

Name	Position
Barb Scoles	CEO
Karen Carpenter	Chief Compliance Officer
David Brant	FINOP/CFO

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation
Wilton Re Distributors LLC.	$0	$0	$0	$0

Item 35. LOCATION OF ACCOUNTS AND RECORDS

Omitted.

Item 36. MANAGEMENT SERVICES

None.

Item 37. FEE REPRESENTATION

Wilton Reassurance Life Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Wilton Reassurance Life Company of New York.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, State of Connecticut, on the 25th day of April, 2025.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(REGISTRANT)

By: *
Scott Sheefel

Director, President and Chief Executive Officer
Wilton Reassurance Life Company of New
York

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(DEPOSITOR)

By: *
Scott Sheefel

Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

___*________________________	Director, Chairman of the Board	4/25/25
Dmitri Ponomarev

___*________________________	Director, Senior Vice President, Chief Investment Officer	4/25/25
Perry H. Braun

___*________________________	Director, President and Chief Executive Officer	4/25/25
Scott Sheefel
(Principal Executive Officer)

___*________________________	Director, Group Chief Financial Officer, Senior Vice President	4/25/25
Steven D. Lash

___*________________________ Susan Moser	Director	4/25/25

___*________________________	Director, Senior Vice President, Group Chief Operating Officer	4/25/25
Enrico Treglia

Senior Vice President, Chief
Financial Officer
___*________________________	(Principal Financial Officer)	4/25/25
Lauren Mak

___*________________________	Vice President, Controller	4/25/25
Rob Fahr

___*________________________	Director	4/25/25
David Overbeeke

___*________________________	Director	4/25/25
John J. Quinn

___*________________________	Director	4/25/25
James R. Dwyer

___/s/ Karen Carpenter______________________________ *Signed by Karen Carpenter as Attorney in Fact, on behalf of those indicated pursuant to powers of attorney

EXHIBIT INDEX

EXHIBIT NO.
30(c)(3)	Principal Underwriting Agreement – Wilton Re Distributors LLC

30(n)(1)	Consent of Independent Auditors
30(n)(2)	Consent of Independent Registered Public Accounting Firm